UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03416

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2024

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Core Bond Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2024
Calvert
Core Bond Fund

Calvert
Core Bond Fund
March 31, 2024
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/31/2004	12/31/2004	5.86%	1.85%	2.81%	3.60%
Class A with 3.25% Maximum Sales Charge	—	—	2.41	(1.46)	2.14	3.26
Class I at NAV	01/30/2015	12/31/2004	5.98	2.10	3.07	3.94
Class R6 at NAV	06/30/2023	12/31/2004	6.00	2.06	3.06	3.94

Bloomberg U.S. Aggregate Bond Index	—	—	5.99%	1.70%	0.36%	1.54%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.84%	0.59%	0.56%
Net	0.74	0.49	0.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Core Bond Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of net assets)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Core Bond Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked. Effective February 1, 2021, the Fund revised its name, objective and principal investment strategies and adopted a policy of investing at least 80% of its net assets in investment grade, U.S. dollar-denominated debt securities.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Core Bond Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,058.60	$3.86 **	0.75%
Class I	$1,000.00	$1,059.80	$2.57 **	0.50%
Class R6	$1,000.00	$1,060.00	$2.37 **	0.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.25	$3.79 **	0.75%
Class I	$1,000.00	$1,022.50	$2.53 **	0.50%
Class R6	$1,000.00	$1,022.70	$2.33 **	0.46%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Core Bond Fund
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 14.2%

Security	Principal Amount (000's omitted)	Value
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	$2,326	$ 2,340,865
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	1,735	1,736,225
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	1,907	1,918,412
Avis Budget Rental Car Funding AESOP LLC:
Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	634,869
Series 2024-3A, Class A, 5.23%, 12/20/30(1)	1,675	1,678,188
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	127	126,510
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	162	145,622
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	655,272
Conn's Receivables Funding LLC:
Series 2023-A, Class A, 8.01%, 1/17/28(1)	2,929	2,937,175
Series 2024-A, Class A, 7.05%, 1/16/29(1)	2,272	2,276,100
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	989,254
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	400	381,428
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	761,054
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	437,796
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	635	615,718
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	2,633	2,480,347
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,694	2,692,956
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	1,690	1,688,215
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	2,361	2,384,096
FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27(1)	804	787,021
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	200	177,246
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	4,000	4,048,230
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	420	407,366
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	1,470	1,481,071
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	2,122	2,115,620
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	123	99,113
Helios Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	1,423	1,447,644
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	51	49,615
Security	Principal Amount (000's omitted)	Value
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	$541	$ 540,795
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	487	487,248
Series 2023-3A, Class A2, 6.09%, 6/15/26(1)	1,864	1,865,739
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	1,927	1,929,688
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,790	1,784,536
Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	4,110	4,106,251
Marlette Funding Trust:
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	509	509,370
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	2,320	2,331,499
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	3,500	3,532,172
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,467	1,471,291
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	766	703,886
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	435,571
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,311	1,001,308
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	415	399,102
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,438	1,343,816
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	1,710	1,710,448
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	113	105,328
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29(1)	336	336,836
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	4,380	4,290,577
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	39	37,429
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	2,053	1,947,981
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,090,205
Series 2022-3, Class A, 7.451%, 1/8/30(1)	234	234,030
Series 2022-3, Class B, 8.533%, 1/8/30(1)	2,970	2,988,542
Series 2024-1A, Class A, 6.334%, 4/8/31(1)	4,485	4,487,375
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	4,415	4,418,863
Pagaya AI Debt Selection Trust:
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	31	29,793
Series 2022-1, Class A, 2.03%, 10/15/29(1)	160	158,489
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	8,580	8,555,639
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	599	543,702
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	1,555	1,553,749
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	4,505	4,365,462
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 4/15/24, 10/15/49(1)(3)	500	494,110

6
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
ServiceMaster Funding LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	$323	$ 277,058
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	2,500	2,534,984
Sierra Timeshare Receivables Funding LLC, Series 2024-1A, Class A, 5.15%, 1/20/43(1)	1,000	997,214
SoFi Consumer Loan Program Trust:
Series 2022-1S, Class A, 6.21%, 4/15/31(1)	63	62,697
Series 2023-1S, Class A, 5.81%, 5/15/31(1)	103	102,614
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	557,178
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,338,199
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,082	994,318
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,361	1,173,137
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	242	222,819
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	367	354,764
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	322	281,800
Sunnova Helios VII Issuer LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	636	535,457
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,011	964,147
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	2,010	1,979,123
Series 2023-B, Class B, 5.60%, 8/22/50(1)	2,034	1,969,136
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,322	1,858,630
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	150	122,766
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	578	540,412
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26(1)	2,154	2,174,649
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	3,887	3,919,083
Vantage Data Centers LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	4,823	4,778,133
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	127,828
Westlake Automobile Receivables Trust:
Series 2024-1A, Class B, 5.55%, 11/15/27(1)	1,622	1,621,754
Series 2024-1A, Class C, 5.65%, 2/15/29(1)	925	926,127
Total Asset-Backed Securities (identified cost $127,940,092)		$ 127,697,885

Collateralized Mortgage Obligations — 2.0%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.32%, (30-day SOFR Average + 1.00%), 9/25/31(1)(4)	$150	$ 149,408
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	461	418,934
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	748	754,758
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	1,996	2,027,098
FARM Mortgage Trust, Series 2024-1, Class A1, 4.721%, 10/1/53(1)(2)(5)	2,922	2,851,523
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	115	117,276
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class M1, 6.07%, (30-day SOFR Average + 0.75%), 10/25/33(1)(4)	19	18,988
Series 2022-DNA1, Class M1A, 6.32%, (30-day SOFR Average + 1.00%), 1/25/42(1)(4)	1,520	1,523,696
Series 2022-DNA2, Class M1A, 6.62%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	140	140,240
Series 2024-HQA1, Class A1, 6.569%, (30-day SOFR Average + 1.25%), 3/25/44(1)(4)	2,650	2,663,250
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R07, Class 1M1, 8.271%, (30-day SOFR Average + 2.95%), 6/25/42(1)(4)	1,368	1,410,934
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	473,503
Series 2023-84, Class MW, 6.00%, 6/20/53	492	500,743
PNMAC GMSR Issuer Trust:
Series 2022-FT1, Class A, 9.511%, (30-day SOFR Average + 4.19%), 6/25/27(1)(4)	2,499	2,535,550
Series 2022-GT1, Class A, 9.57%, (30-day SOFR Average + 4.25%), 5/25/27(1)(4)	500	507,923
Series 2024-GT1, Class A, 8.529%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	1,725	1,746,168
Total Collateralized Mortgage Obligations (identified cost $17,648,536)		$ 17,839,992

Commercial Mortgage-Backed Securities — 11.1%

Security	Principal Amount (000's omitted)	Value
BPR Trust, Series 2022-SSP, Class A, 8.325%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	$3,730	$ 3,759,415
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.39%, (1 mo. SOFR + 1.064%), 9/15/36(1)(4)	1,357	1,343,285
Series 2021-VOLT, Class C, 6.54%, (1 mo. SOFR + 1.214%), 9/15/36(1)(4)	5,851	5,769,477
Series 2021-VOLT, Class D, 7.09%, (1 mo. SOFR + 1.764%), 9/15/36(1)(4)	180	177,651

7
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class B, 6.873%, (1 mo. SOFR + 1.547%), 12/15/37(1)(4)	$1,852	$ 1,852,581
Series 2019-LIFE, Class D, 7.373%, (1 mo. SOFR + 2.047%), 12/15/37(1)(4)	1,000	1,001,397
CSMC Trust:
Series 2022-MARK, Class A, 8.021%, (1 mo. SOFR + 2.695%), 6/15/39(1)(4)	3,760	3,773,532
Series 2022-NWPT, Class A, 8.468%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	1,891	1,902,799
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.52%, (1 mo. SOFR + 1.194%), 7/15/38(1)(4)	4,912	4,913,909
Series 2021-ESH, Class B, 6.82%, (1 mo. SOFR + 1.494%), 7/15/38(1)(4)	1,285	1,285,783
Series 2021-ESH, Class C, 7.14%, (1 mo. SOFR + 1.814%), 7/15/38(1)(4)	2,224	2,224,473
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KG08, Class A2, 4.134%, 5/25/33(2)	9,599	9,185,909
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.931%, 9/25/27(2)	2,939	2,776,593
Series 2018-M4, Class A2, 3.064%, 3/25/28(2)	6,543	6,182,339
Series 2018-M13, Class A2, 3.739%, 9/25/30(2)	696	666,216
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	11,746	11,238,320
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,667	5,092,822
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,565,013
Series 2023-M1S, Class A2, 4.507%, 4/25/33(2)	3,414	3,362,269
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,370,597
Great Wolf Trust, Series 2024-WOLF, Class A, 6.842%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	3,411	3,424,225
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.523%, (1 mo. SOFR + 1.197%), 5/15/38(1)(4)	4,443	4,429,868
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class C, 6.741%, (1 mo. SOFR + 1.414%), 4/15/38(1)(4)	1,500	1,495,685
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.616%, (1 mo. SOFR + 2.29%), 12/15/36(1)(4)	2,096	2,112,704
Med Trust:
Series 2021-MDLN, Class B, 6.89%, (1 mo. SOFR + 1.564%), 11/15/38(1)(4)	1,896	1,896,338
Series 2021-MDLN, Class D, 7.44%, (1 mo. SOFR + 2.114%), 11/15/38(1)(4)	1,463	1,461,905
MHC Commercial Mortgage Trust:
Series 2021-MHC, Class A, 6.24%, (1 mo. SOFR + 0.915%), 4/15/38(1)(4)	3,389	3,381,352
Series 2021-MHC, Class B, 6.54%, (1 mo. SOFR + 1.215%), 4/15/38(1)(4)	873	868,527
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36(1)(4)(6)	1,078	1,070,597
NJ Trust, Series 2023-GSP, Class A, 6.481%, 1/6/29(1)(2)	2,200	2,301,859
ORL Trust, Series 2023-GLKS, Class A, 7.676%, (1 mo. SOFR + 2.35%), 10/19/36(1)(4)	1,229	1,238,217
Security	Principal Amount (000's omitted)	Value
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	$3,547	$ 3,724,591
VMC Finance LLC, Series 2021-HT1, Class A, 7.091%, (1 mo. SOFR + 1.764%), 1/18/37(1)(4)	1,188	1,174,981
Total Commercial Mortgage-Backed Securities (identified cost $99,919,697)		$ 100,025,229

Corporate Bonds — 33.1%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.4%
Celanese U.S. Holdings LLC:
6.35%, 11/15/28	$1,681	$ 1,742,599
6.70%, 11/15/33	1,545	1,648,338
South32 Treasury Ltd., 4.35%, 4/14/32(1)	204	184,233
		$ 3,575,170
Communications — 1.5%
AT&T, Inc.:
3.55%, 9/15/55	$2,732	$ 1,911,831
3.65%, 6/1/51	1,415	1,039,739
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	2,692	1,994,417
5.125%, 7/1/49	1,250	969,602
Comcast Corp., 2.887%, 11/1/51	2,450	1,591,660
Rogers Communications, Inc., 3.80%, 3/15/32	1,691	1,520,604
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	219	167,721
SES SA, 5.30%, 4/4/43(1)	130	96,749
T-Mobile USA, Inc., 4.85%, 1/15/29	4,600	4,568,125
		$ 13,860,448
Consumer, Cyclical — 2.9%
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	$510	$ 504,591
4.75%, 10/20/28(1)	1,201	1,175,046
Ford Motor Co., 3.25%, 2/12/32	1,178	980,530
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	1,410	1,397,789
7.122%, 11/7/33	1,216	1,309,230
7.20%, 6/10/30	944	1,002,573
7.35%, 11/4/27	487	510,991
7.35%, 3/6/30	2,056	2,193,348
General Motors Financial Co., Inc.:
4.30%, 4/6/29	366	349,981
5.80%, 1/7/29	961	978,337
5.85%, 4/6/30(7)	1,655	1,688,656
Hyundai Capital America:
5.40%, 1/8/31(1)	869	873,101

8
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Hyundai Capital America: (continued)
5.68%, 6/26/28(1)	$1,400	$ 1,419,953
5.80%, 6/26/25(1)	1,688	1,692,439
Tapestry, Inc.:
7.00%, 11/27/26	995	1,025,571
7.35%, 11/27/28	2,012	2,121,244
Toyota Motor Credit Corp., 4.65%, 1/5/29(7)	3,977	3,955,019
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	2,994	2,486,952
		$ 25,665,351
Consumer, Non-cyclical — 2.1%
AbbVie, Inc.:
5.35%, 3/15/44	$279	$ 284,670
5.50%, 3/15/64	2,191	2,255,095
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	2,501	2,333,888
Bristol-Myers Squibb Co.:
5.55%, 2/22/54	1,556	1,601,547
5.65%, 2/22/64	2,331	2,400,223
Centene Corp., 2.50%, 3/1/31	2,744	2,259,362
Conservation Fund, 3.474%, 12/15/29	190	172,483
CVS Health Corp.:
4.30%, 3/25/28	136	132,761
5.05%, 3/25/48	2,379	2,161,990
5.25%, 1/30/31	1,335	1,345,734
CVS Pass-Through Trust, 6.036%, 12/10/28	123	124,149
Ford Foundation, 2.415%, 6/1/50	270	171,559
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	213,534
Merck & Co., Inc., 2.45%, 6/24/50	591	366,819
Pfizer, Inc., 2.625%, 4/1/30	460	409,919
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	701	550,384
5.20%, 4/1/29(1)	150	144,560
UnitedHealth Group, Inc., 5.375%, 4/15/54	2,339	2,380,653
		$ 19,309,330
Energy — 0.1%
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	$544	$ 499,096
		$ 499,096
Financial — 18.3%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(8)	$1,300	$ 1,322,814
Affiliated Managers Group, Inc., 3.30%, 6/15/30	172	153,651
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(8)	1,719	1,724,508
Ally Financial, Inc.:
2.20%, 11/2/28	2,791	2,394,078
6.848% to 1/3/29, 1/3/30(8)	798	821,939
American National Group LLC, 6.144%, 6/13/32(1)	250	236,585
Andrew W. Mellon Foundation, 0.947%, 8/1/27	300	266,492
Aviation Capital Group LLC, 6.25%, 4/15/28(1)	1,931	1,972,308
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(8)	$1,000	$ 912,516
4.175% to 3/24/27, 3/24/28(8)	200	192,848
5.294%, 8/18/27	400	399,229
5.538% to 3/14/29, 3/14/30(8)	1,600	1,600,415
6.35%, 3/14/34	1,600	1,602,297
6.938%, 11/7/33	1,400	1,547,347
Bank of America Corp.:
5.468% to 1/23/34, 1/23/35(8)	10,672	10,745,606
5.933% to 9/15/26, 9/15/27(8)	5,980	6,061,551
Bank of Montreal, 5.266%, 12/11/26	3,680	3,697,486
Bank of New York Mellon Corp., 6.474% to 10/25/33, 10/25/34(8)	1,724	1,878,373
BBVA Bancomer SA, 8.125% to 1/8/34, 1/8/39(1)(8)	1,895	1,964,539
BNP Paribas SA:
5.176% to 1/9/29, 1/9/30(1)(8)	3,975	3,977,054
7.75% to 8/16/29(1)(8)(9)	244	250,389
BPCE SA, 6.714% to 10/19/28, 10/19/29(1)(8)	3,906	4,088,449
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(8)	1,421	1,519,873
Capital One Financial Corp.:
4.20%, 10/29/25	1,000	977,879
6.312% to 6/8/28, 6/8/29(8)	170	174,828
7.149% to 10/29/26, 10/29/27(8)	189	196,743
Charles Schwab Corp.:
2.45%, 3/3/27(7)	1,060	988,101
6.136% to 8/24/33, 8/24/34(8)	1,560	1,628,406
CI Financial Corp.:
3.20%, 12/17/30	1,826	1,497,181
4.10%, 6/15/51	714	446,573
Citigroup, Inc.:
3.98% to 3/20/29, 3/20/30(8)	2,162	2,037,789
4.00% to 12/10/25(8)(9)	415	398,917
COPT Defense Properties LP, 2.90%, 12/1/33	1,167	915,795
Corebridge Global Funding, 5.20%, 1/12/29(1)	3,203	3,208,780
Credit Agricole SA, 5.335% to 1/10/29, 1/10/30(1)(8)	2,902	2,894,620
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(8)	1,980	1,984,852
EPR Properties:
3.60%, 11/15/31	820	685,905
3.75%, 8/15/29	1,810	1,600,259
4.95%, 4/15/28	1,341	1,277,387
Extra Space Storage LP:
2.55%, 6/1/31	1,375	1,144,703
5.40%, 2/1/34	2,555	2,544,723
5.90%, 1/15/31	1,350	1,397,515
GA Global Funding Trust, 2.25%, 1/6/27(1)	928	849,757
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,569	2,129,468
6.75%, 3/15/54(1)	3,285	3,372,865
7.95%, 6/15/33(1)	344	382,174

9
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	$1,934	$ 1,823,578
3.75%, 9/15/30(1)(7)	2,300	1,934,112
6.00%, 4/15/25(1)	685	682,792
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(8)	387	397,779
7.39% to 11/3/27, 11/3/28(8)	3,022	3,216,452
Huntington National Bank, 5.699% to 11/18/24, 11/18/25(8)	438	435,525
ING Groep NV, 5.335% to 3/19/29, 3/19/30(8)	5,255	5,244,046
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	407,562
8.248% to 11/21/32, 11/21/33(1)(8)	3,224	3,602,750
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(8)	1,100	1,051,134
4.493% to 3/24/30, 3/24/31(8)	799	772,793
5.336% to 1/23/34, 1/23/35(8)	3,637	3,652,594
6.254% to 10/23/33, 10/23/34(8)	4,345	4,644,146
KeyBank NA, 5.85%, 11/15/27	1,999	1,983,502
KeyCorp, 3.878% to 5/23/24, 5/23/25(8)	2,765	2,752,654
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	140	128,798
6.75%, 11/17/28	1,430	1,498,361
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)	3,992	3,965,304
PNC Financial Services Group, Inc., 6.875% to 10/20/33, 10/20/34(8)	5,679	6,221,911
Principal Financial Group, Inc., 4.625%, 9/15/42	308	280,780
Radian Group, Inc., 6.20%, 5/15/29	1,965	1,995,518
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(8)	2,531	2,521,624
6.066% to 1/19/34, 1/19/35(1)(8)	2,110	2,124,056
Stifel Financial Corp., 4.00%, 5/15/30	438	400,509
Swedbank AB:
5.407%, 3/14/29(1)	1,012	1,013,623
6.136%, 9/12/26(1)	2,031	2,068,172
Synchrony Bank, 5.40%, 8/22/25	1,900	1,883,210
Synchrony Financial, 4.50%, 7/23/25	1,600	1,568,397
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	373	320,763
5.625%, 2/15/28	611	593,689
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(8)	2,368	2,489,604
TPG Operating Group II LP, 5.875%, 3/5/34	2,600	2,638,147
Truist Financial Corp.:
5.10% to 3/1/30(8)(9)	232	216,975
5.435% to 1/24/29, 1/24/30(8)	5,640	5,635,001
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(8)	800	803,741
5.678% to 1/23/34, 1/23/35(8)	5,794	5,852,818
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(8)	1,745	1,398,764
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
UBS Group AG: (continued)
6.442% to 8/11/27, 8/11/28(1)(8)	$950	$ 978,445
9.016% to 11/15/32, 11/15/33(1)(8)	620	752,859
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(8)	447	425,920
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	2,419	2,420,020
		$ 164,863,995
Government - Multinational — 3.7%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$2,750	$ 2,722,390
4.25%, 3/13/34	4,115	4,081,370
European Investment Bank, 3.25%, 11/15/27	13,000	12,488,040
Inter-American Development Bank, 3.50%, 9/14/29	2,200	2,110,648
International Bank for Reconstruction & Development:
3.875%, 2/14/30	4,250	4,146,299
4.00%, 1/10/31	8,000	7,826,700
		$ 33,375,447
Government - Regional — 0.3%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)(7)	$2,600	$ 2,571,570
		$ 2,571,570
Industrial — 0.7%
BAE Systems PLC, 5.30%, 3/26/34(1)	$1,177	$ 1,183,346
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30(1)	1,510	1,571,036
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)(5)	2,065	2,094,650
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,634	1,655,750
		$ 6,504,782
Private Equity — 0.2%
Brookfield Finance, Inc., 5.968%, 3/4/54	$1,650	$ 1,708,061
		$ 1,708,061
Technology — 1.5%
Apple, Inc., 3.45%, 2/9/45	$936	$ 754,952
Concentrix Corp., 6.60%, 8/2/28	5,377	5,441,633
Fiserv, Inc., 5.35%, 3/15/31	1,925	1,948,861
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	1,141	1,143,987
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	840	744,322
3.15%, 10/15/31	1,825	1,536,551
6.35%, 2/20/34	1,060	1,088,607
Marvell Technology, Inc., 5.75%, 2/15/29	745	763,111
		$ 13,422,024
Utilities — 1.4%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$4,595	$ 4,571,491

10
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Utilities (continued)
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	$420	$ 334,842
MidAmerican Energy Co., 5.35%, 1/15/34	294	302,775
New England Power Co., 5.936%, 11/25/52(1)	502	519,640
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28	1,482	1,313,301
5.25%, 3/15/34	5,015	5,005,830
Northern States Power Co., 2.60%, 6/1/51	317	195,654
Terraform Global Operating LP, 6.125%, 3/1/26(1)	225	222,026
		$ 12,465,559
Total Corporate Bonds (identified cost $295,133,306)		$ 297,820,833

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(10)(11)	$2,000	$ 1,972,580
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,972,580

Sovereign Government Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	$4,539	$ 4,560,158
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	3,400	2,772,429
Total Sovereign Government Bonds (identified cost $7,347,906)		$ 7,332,587

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,053,429
		$ 1,053,429
Special Tax Revenue — 0.0%(12)
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 135,010
Social Bonds, 3.034%, 6/1/34	110	94,632
		$ 229,642
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$ 515,345
		$ 515,345
Total Taxable Municipal Obligations (identified cost $2,214,951)		$ 1,798,416

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 127,926
3.485%, 8/1/35	85	74,469
3.585%, 8/1/37	150	130,057
Total U.S. Government Agencies and Instrumentalities (identified cost $410,064)		$ 332,452

U.S. Government Agency Mortgage-Backed Securities — 21.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$224	$ 194,388
5.00%, 2/1/53	1,604	1,568,577
5.50%, with various maturities to 2053	7,089	7,062,384
6.00%, with various maturities to 2053	9,490	9,592,183
6.50%, 8/1/53	3,871	3,959,493
Federal National Mortgage Association:
2.00%, 4/1/51	149	120,584
3.00%, 7/1/49	130	113,323
4.50%, with various maturities to 2052	4,142	3,951,278
5.00%, with various maturities to 2054	8,688	8,486,313
5.50%, with various maturities to 2053	4,408	4,392,383
7.00%, 6/1/53	384	403,325
Government National Mortgage Association:
2.50%, with various maturities to 2051	535	448,532
5.50%, 6/20/53	1,649	1,663,692
6.00%, with various maturities to 2053	378	383,163
7.00%, 6/20/53	645	672,985
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(13)	39,212	36,323,177
4.50%, 30-Year, TBA(13)	31,454	29,961,165
5.00%, 30-Year, TBA(13)	88,077	85,992,050
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $196,155,219)		$ 195,288,995

11
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 28.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
3.875%, 5/15/43	$36,214	$ 33,434,293
4.00%, 11/15/52	1,783	1,676,925
4.50%, 2/15/44	1,030	1,035,955
4.75%, 11/15/43	11,000	11,414,219
4.75%, 11/15/53	5,800	6,192,859
U.S. Treasury Notes:
3.50%, 1/31/28	7,893	7,663,610
3.625%, 3/31/28	8,275	8,068,287
3.625%, 5/31/28	16,427	16,012,796
3.875%, 11/30/27	1,998	1,966,040
3.875%, 12/31/27	5,265	5,181,089
4.00%, 2/29/28	4,765	4,710,091
4.00%, 2/15/34	2,941	2,892,749
4.125%, 7/31/28	13,425	13,343,453
4.125%, 3/31/29(5)	4,416	4,397,197
4.25%, 2/28/29(7)	1,600	1,602,375
4.50%, 11/15/33	41,320	42,246,472
4.875%, 11/30/25	63,650	63,751,939
5.00%, 10/31/25	33,575	33,674,676
Total U.S. Treasury Obligations (identified cost $260,083,620)		$ 259,265,025

Short-Term Investments — 5.2%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(14)	19,131,958	$ 19,131,958
Total Affiliated Fund (identified cost $19,131,958)		$ 19,131,958
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(15)	3,406,755	$ 3,406,755
Total Securities Lending Collateral (identified cost $3,406,755)		$ 3,406,755

U.S. Treasury Obligations — 2.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 5/16/24	$25,000	$ 24,836,754
Total U.S. Treasury Obligations (identified cost $24,839,031)		$ 24,836,754
Total Short-Term Investments (identified cost $47,377,744)		$ 47,375,467
Total Investments — 117.4% (identified cost $1,056,231,135)		$1,056,749,461

Other Assets, Less Liabilities — (17.4)%	$ (156,951,463)
Net Assets — 100.0%	$ 899,797,998

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $282,123,452 or 31.4% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(5)	When-issued security.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(7)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $7,245,631.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company (see Note 8).
(11)	Restricted security. Total market value of restricted securities amounts to $1,972,580, which represents 0.2% of the net assets of the Fund as of March 31, 2024.
(12)	Amount is less than 0.05%.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

12
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

(15)	Represents investment of cash collateral received in connection with securities lending.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	723	Long	6/28/24	$147,842,204	$ (52,707)
U.S. 5-Year Treasury Note	745	Long	6/28/24	79,726,641	142,993
U.S. 10-Year Treasury Note	87	Long	6/18/24	9,639,328	(108,170)
U.S. Long Treasury Bond	224	Long	6/18/24	26,978,000	334,411
U.S. Ultra 10-Year Treasury Note	(261)	Short	6/18/24	(29,913,047)	(217,065)
U.S. Ultra-Long Treasury Bond	(32)	Short	6/18/24	(4,128,000)	(61,172)
					$ 38,290
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
13
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,034,067,626) - including $7,245,631 of securities on loan	$ 1,034,574,326
Investments in securities of affiliated issuers, at value (identified cost $22,163,509)	22,175,135
Cash	1,045,079
Deposits at broker for futures contracts	2,609,241
Receivable for investments sold	2,012,556
Receivable for capital shares sold	2,804,604
Interest receivable	8,438,740
Dividends and interest receivable - affiliated	105,534
Securities lending income receivable	750
Tax reclaims receivable	1,136
Receivable from affiliates	187,955
Trustees' deferred compensation plan	59,267
Prepaid expenses	3,781
Total assets	$1,074,018,104
Liabilities
Payable for variation margin on open futures contracts	$ 201,289
Payable for investments purchased	2,812,063
Payable for when-issued/forward commitment securities	162,594,358
Payable for capital shares redeemed	1,626,598
Distributions payable	3,076,841
Deposits for securities loaned	3,406,755
Payable to affiliates:
Investment advisory fee	223,033
Administrative fee	90,006
Distribution and service fees	15,879
Sub-transfer agency fee	3,273
Trustees' deferred compensation plan	59,267
Accrued expenses	110,744
Total liabilities	$ 174,220,106
Net Assets	$ 899,797,998
Sources of Net Assets
Paid-in capital	$ 921,551,259
Accumulated loss	(21,753,261)
Net Assets	$ 899,797,998
Class A Shares
Net Assets	$ 78,184,024
Shares Outstanding	4,978,795
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.70
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 16.23
Class I Shares
Net Assets	$ 745,045,758
Shares Outstanding	47,378,814
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.73
14
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 76,568,216
Shares Outstanding	4,870,688
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.72

On sales of $100,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income - affiliated issuers	$ 424,137
Interest income	19,625,156
Interest income - affiliated issuers	73,336
Securities lending income, net	6,947
Other income	1,063
Total investment income	$20,130,639
Expenses
Investment advisory fee	$ 1,160,848
Administrative fee	464,339
Distribution and service fees:
Class A	83,717
Trustees' fees and expenses	20,543
Custodian fees	16,248
Transfer agency fees and expenses	269,855
Accounting fees	88,549
Professional fees	29,557
Registration fees	78,618
Reports to shareholders	30,708
Interest expense and fees	42,409
Miscellaneous	32,519
Total expenses	$ 2,317,910
Waiver and/or reimbursement of expenses by affiliates	$ (310,382)
Net expenses	$ 2,007,528
Net investment income	$18,123,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (3,147,341)
Futures contracts	(185,282)
Net realized loss	$ (3,332,623)
Change in unrealized appreciation (depreciation):
Investment securities	$ 25,603,233
Investment securities - affiliated issuers	6,711
Futures contracts	1,338,003
Net change in unrealized appreciation (depreciation)	$26,947,947
Net realized and unrealized gain	$23,615,324
Net increase in net assets from operations	$41,738,435
16
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 18,123,111	$ 15,097,666
Net realized loss	(3,332,623)	(16,633,787)
Net change in unrealized appreciation (depreciation)	26,947,947	(8,719,280)
Net increase (decrease) in net assets from operations	$ 41,738,435	$ (10,255,401)
Distributions to shareholders:
Class A	$ (1,475,689)	$ (1,735,011)
Class I	(15,999,351)	(13,214,469)
Class R6	(415,466)	(553) (1)
Total distributions to shareholders	$ (17,890,506)	$ (14,950,033)
Capital share transactions:
Class A	$ 16,731,804	$ 17,940,387
Class I	137,130,836	477,347,275
Class R6	76,099,277	50,553 (1)
Net increase in net assets from capital share transactions	$229,961,917	$495,338,215
Net increase in net assets	$253,809,846	$470,132,781
Net Assets
At beginning of period	$ 645,988,152	$ 175,855,371
At end of period	$899,797,998	$645,988,152

(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
17
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.16	$ 15.59	$ 19.49	$ 19.97	$ 18.45	$ 16.07
Income (Loss) From Operations
Net investment income(1)	$ 0.35	$ 0.57	$ 0.29	$ 0.30	$ 0.51	$ 0.56
Net realized and unrealized gain (loss)	0.53	(0.44)	(3.03)	0.06	1.53	2.39
Total income (loss) from operations	$ 0.88	$ 0.13	$ (2.74)	$ 0.36	$ 2.04	$ 2.95
Less Distributions
From net investment income	$ (0.34)	$ (0.56)	$ (0.30)	$ (0.30)	$ (0.52)	$ (0.57)
From net realized gain	—	—	(0.86)	(0.54)	—	—
Total distributions	$ (0.34)	$ (0.56)	$ (1.16)	$ (0.84)	$ (0.52)	$ (0.57)
Net asset value — End of period	$ 15.70	$ 15.16	$ 15.59	$ 19.49	$ 19.97	$ 18.45
Total Return(2)	5.86% (3)	0.76%	(14.78)%	1.79%	11.21%	18.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,184	$59,235	$43,106	$50,647	$52,965	$51,709
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.83% (5)(6)	0.84%	0.91%	0.97%	1.05%	1.14%
Net expenses	0.75% (5)(6)(7)	0.74% (7)	0.74% (7)	0.80%	0.92%	0.92%
Net investment income	4.46% (5)	3.64%	1.65%	1.52%	2.70%	3.33%
Portfolio Turnover	180% (3)(8)	226% (8)	175% (8)	195% (8)	52%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2024.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.18	$ 15.61	$ 19.51	$ 20.00	$ 18.47	$ 16.08
Income (Loss) From Operations
Net investment income(1)	$ 0.37	$ 0.63	$ 0.35	$ 0.36	$ 0.56	$ 0.60
Net realized and unrealized gain (loss)	0.54	(0.46)	(3.04)	0.04	1.54	2.41
Total income (loss) from operations	$ 0.91	$ 0.17	$ (2.69)	$ 0.40	$ 2.10	$ 3.01
Less Distributions
From net investment income	$ (0.36)	$ (0.60)	$ (0.35)	$ (0.35)	$ (0.57)	$ (0.62)
From net realized gain	—	—	(0.86)	(0.54)	—	—
Total distributions	$ (0.36)	$ (0.60)	$ (1.21)	$ (0.89)	$ (0.57)	$ (0.62)
Net asset value — End of period	$ 15.73	$ 15.18	$ 15.61	$ 19.51	$ 20.00	$ 18.47
Total Return(2)	5.98% (3)	1.09%	(14.55)%	1.99%	11.53%	19.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$745,046	$586,705	$132,749	$42,399	$54,009	$33,302
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58% (5)(6)	0.59%	0.66%	0.72%	0.80%	0.87%
Net expenses	0.50% (5)(6)(7)	0.49% (7)	0.49% (7)	0.55%	0.67%	0.63%
Net investment income	4.69% (5)	4.02%	2.07%	1.81%	2.93%	3.53%
Portfolio Turnover	180% (3)(8)	226% (8)	175% (8)	195% (8)	52%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily net assets for the six months ended March 31, 2024.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Period Ended September 30, 2023(1)

Net asset value — Beginning of period	$ 15.18	$ 15.79
Income (Loss) From Operations
Net investment income(2)	$ 0.37	$ 0.17
Net realized and unrealized gain (loss)	0.53	(0.61)
Total income (loss) from operations	$ 0.90	$ (0.44)
Less Distributions
From net investment income	$ (0.36)	$ (0.17)
Total distributions	$ (0.36)	$ (0.17)
Net asset value — End of period	$ 15.72	$15.18
Total Return(3)	6.00% (4)	(2.78)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,568	$ 49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.57% (6)	0.56% (6)
Net expenses	0.46% (6)(7)	0.46% (6)(7)
Net investment income	4.68% (6)	4.41% (6)
Portfolio Turnover	180% (4)(8)	226% (8)(9)

(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the period ended September 30, 2023).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.
20
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Core Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek total return with an emphasis on income. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
21

Calvert
Core Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 127,697,885	$ —	$ 127,697,885
Collateralized Mortgage Obligations	—	17,839,992	—	17,839,992
Commercial Mortgage-Backed Securities	—	100,025,229	—	100,025,229
Corporate Bonds	—	297,820,833	—	297,820,833
High Social Impact Investments	—	1,972,580	—	1,972,580
Sovereign Government Bonds	—	7,332,587	—	7,332,587
Taxable Municipal Obligations	—	1,798,416	—	1,798,416
U.S. Government Agencies and Instrumentalities	—	332,452	—	332,452
U.S. Government Agency Mortgage-Backed Securities	—	195,288,995	—	195,288,995
U.S. Treasury Obligations	—	259,265,025	—	259,265,025
Short-Term Investments:
Affiliated Fund	19,131,958	—	—	19,131,958
Securities Lending Collateral	3,406,755	—	—	3,406,755
U.S. Treasury Obligations	—	24,836,754	—	24,836,754
Total Investments	$22,538,713	$1,034,210,748	$ —	$1,056,749,461
Futures Contracts	$ 477,404	$ —	$ —	$ 477,404
Total	$23,016,117	$1,034,210,748	$ —	$1,057,226,865
Liability Description
Futures Contracts	$ (439,114)	$ —	$ —	$ (439,114)
Total	$ (439,114)	$ —	$ —	$ (439,114)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying
22

Calvert
Core Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $1,160,848.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $11,970 relating to the Fund’s investment in the Liquidity Fund.
23

Calvert
Core Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 0.49% and 0.46% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $298,412.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $464,339.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $83,717 for Class A shares.
The Fund was informed that EVD received $10,818 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2024.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $7,108 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $410,674,613 and $201,934,186, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $1,430,432,893 and $1,343,417,482, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $20,124,089 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $12,837,181 are short-term and $7,286,908 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,056,601,812
Gross unrealized appreciation	$ 7,971,977
Gross unrealized depreciation	(7,786,038)
Net unrealized appreciation	$ 185,939
24

Calvert
Core Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2024 is included in the Schedule of Investments.
During the six months ended March 31, 2024, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$477,404 (1)	$(439,114) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2024 was as follows:
Statement of Operations Caption	Interest rate
Net realized gain (loss):
Investment securities(1)	$ (100,207)
Futures contracts	(185,282)
Total	$ (285,489)
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ (69,094)
Futures contracts	1,338,003
Total	$1,268,909

(1)	Relates to purchased options.
The average notional cost of futures contracts outstanding during the six months ended March 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$203,886,000	$12,637,000
The average number of purchased options contracts outstanding during the six months ended March 31, 2024, which is indicative of the volume of this derivative type, was 74 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
25

Calvert
Core Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan, including accrued interest, was $7,324,514 and the total value of collateral received was $7,471,056, comprised of cash of $3,406,755 and U.S. government and/or agencies securities of $4,064,301.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 1,795,635	$ —	$ —	$ —	$ 1,795,635
U.S. Treasury Obligations	1,611,120	—	—	—	1,611,120
Total	$3,406,755	$ —	$ —	$ —	$3,406,755
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2024, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $22,175,135, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 1,077,242	$ —	$ (38,471)	$ —	$ 30,704	$ 1,070,597	$ 43,121	$ 1,077,727
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	246,573	—	(250,000)	—	3,427	—	771	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	2,000,000	—	—	(27,420)	1,972,580	29,444	2,000,000
26

Calvert
Core Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund	$17,004,514	$282,661,158	$(280,533,714)	$ —	$ —	$ 19,131,958	$ 424,137	19,131,958
Total				$ —	$ 6,711	$22,175,135	$497,473

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,571,568	$ 24,493,737	1,810,561	$ 28,483,404
Reinvestment of distributions	74,576	1,161,519	105,364	1,656,891
Shares redeemed	(573,777)	(8,923,452)	(775,109)	(12,199,908)
Net increase	1,072,367	$ 16,731,804	1,140,816	$ 17,940,387
Class I
Shares sold	20,357,235	$ 318,141,860	35,769,030	$ 566,118,084
Reinvestment of distributions	844,966	13,186,174	840,411	13,207,704
Shares redeemed	(12,462,893)	(194,197,198)	(6,474,694)	(101,978,513)
Net increase	8,739,308	$ 137,130,836	30,134,747	$ 477,347,275
Class R6
Shares sold	5,090,637	$ 79,593,410	3,166	$ 50,000
Reinvestment of distributions	26,472	415,466	36	553
Shares redeemed	(249,623)	(3,909,599)	—	—
Net increase	4,867,486	$ 76,099,277	3,202	$ 50,553

(1)	For Class R6, for the period from the commencement of operations, June 30, 2023, to September 30, 2023.
27

Calvert
Core Bond Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
28

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
30

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
32

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24182     3.31.24

Calvert
Income Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Income Fund

Calvert
Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/1982	10/12/1982	8.45%	5.39%	1.95%	2.51%
Class A with 3.25% Maximum Sales Charge	—	—	4.96	1.96	1.27	2.17
Class C at NAV	07/31/2000	10/12/1982	8.05	4.67	1.18	1.89
Class C with 1% Maximum Deferred Sales Charge	—	—	7.05	3.67	1.18	1.89
Class I at NAV	02/26/1999	10/12/1982	8.64	5.72	2.20	2.87
Class R6 at NAV	02/01/2023	10/12/1982	8.67	5.77	2.22	2.87

Bloomberg U.S. Credit Index	—	—	7.71%	4.15%	1.39%	2.49%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.93%	1.68%	0.68%	0.63%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Income Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of bond and loan holdings)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Income Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class's inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Income Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,084.50	$4.79	0.92%
Class C	$1,000.00	$1,080.50	$8.69	1.67%
Class I	$1,000.00	$1,086.40	$3.49	0.67%
Class R6	$1,000.00	$1,086.70	$3.13	0.60%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.65	0.92%
Class C	$1,000.00	$1,016.65	$8.42	1.67%
Class I	$1,000.00	$1,021.65	$3.39	0.67%
Class R6	$1,000.00	$1,022.00	$3.03	0.60%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
5

Calvert
Income Fund
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.4%

Security	Principal Amount (000's omitted)*		Value
AASET U.S. Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)(2)		536	$ 44,917
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		2,240	2,244,664
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,481	2,226,173
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,834,816
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,610,776
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,589,162
Conn's Receivables Funding LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)		922	920,473
Series 2022-A, Class B, 9.52%, 12/15/26(1)		739	741,144
Series 2022-A, Class C, 0.00%, 12/15/26(1)		2,600	2,374,390
Series 2023-A, Class B, 10.00%, 1/17/28(1)		1,360	1,372,282
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,051	940,463
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	678,899
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		3,157	3,101,711
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,393	1,351,192
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		1,197	1,127,431
ExteNet LLC:
Series 2019-1A, Class B, 4.14%, 7/25/49(1)		1,913	1,892,890
Series 2019-1A, Class C, 5.219%, 7/25/49(1)		3,110	3,077,556
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)		3,360	2,977,733
Series 2022-GT2, Class B, 10.07%, 7/25/27(1)		2,000	1,998,785
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,338	1,299,046
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		1,751	1,580,727
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,344	1,287,878
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		305	262,589
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		250	138,402
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		89	78,163
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	1,398,813
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,965	2,637,257
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		856	869,367
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		242	226,085
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,492	1,391,433
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		5,900	5,138,663
Security	Principal Amount (000's omitted)*		Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-5, Class C, 3.93%, 8/15/29(1)		4,015	$ 3,623,223
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)		2,244	2,196,945
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,466	2,240,055
Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class D, 11.344%, (1 mo. SOFR + 6.014%), 7/25/51(1)(4)		1,172	1,193,072
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,225,412
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		3,288	3,087,827
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		617	552,346
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,321	1,131,725
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		4,701	4,464,909
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)		257	246,590
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,882	2,732,360
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,902	1,577,925
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)		4,384	3,691,117
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,710	1,388,332
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		3,678	3,505,987
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		832	628,053
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		4,150	3,321,291
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		361	337,306
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)		160	160,215
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188%, 7/15/44(1)		340	336,908
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		2,545	2,244,251
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		619	524,087
Series 2020-A, Class C, 6.657%, 3/15/45(1)		255	234,829
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)		1,406	1,476,056
Total Asset-Backed Securities (identified cost $101,635,125)			$ 94,534,701

6
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 6.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 6.72%, (30-day SOFR Average + 1.40%), 9/25/31(1)(4)	$4,195	$ 4,187,838
Eagle Re Ltd., Series 2021-2, Class M1C, 8.77%, (30-day SOFR Average + 3.45%), 4/25/34(1)(4)	2,810	2,871,634
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	167	170,583
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2020-DNA6, Class B1, 8.32%, (30-day SOFR Average + 3.00%), 12/25/50(1)(4)	900	971,958
Series 2020-HQA2, Class B1, 9.535%, (30-day SOFR Average + 4.214%), 3/25/50(1)(4)	1,748	1,977,194
Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 13.585%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	500	583,045
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.785%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	1,295	1,401,858
Series 2019-R02, Class 1B1, 9.585%, (30-day SOFR Average + 4.264%), 8/25/31(1)(4)	478	509,068
Series 2019-R03, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 9/25/31(1)(4)	977	1,041,088
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	1,820	1,899,209
Series 2019-R07, Class 1B1, 8.835%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	4,580	4,773,070
Series 2020-R02, Class 2B1, 8.435%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	1,497	1,552,941
Series 2021-R01, Class 1B2, 11.32%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	4,457	4,750,025
Series 2021-R02, Class 2B1, 8.62%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	543	562,459
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	716	730,663
Series 2023-84, Class MW, 6.00%, 6/20/53	751	764,346
Series 2023-98, Class BW, 6.00%, 7/20/53	832	848,994
Series 2023-99, Class AL, 6.00%, 7/20/53	832	848,880
Series 2023-102, Class SG, 2.723%, (22.55% - 30-day SOFR Average x 3.727), 7/20/53(5)	1,199	1,149,898
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	2,000,643
Series 2023-164, Class EL, 6.00%, 11/20/53	970	995,649
Series 2023-173, Class AX, 6.00%, 11/20/53	855	875,302
Series 2024-46, Class AL, 6.00%, 3/20/54	898	915,052
Home Re Ltd., Series 2021-1, Class M2, 8.285%, (30-day SOFR Average + 2.964%), 7/25/33(1)(4)	4,340	4,361,654
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(6)	1,050	1,069,276
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(6)	1,080	1,101,610
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(6)	975	990,722
Security	Principal Amount (000's omitted)	Value
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(6)	$2,010	$ 2,010,472
PNMAC GMSR Issuer Trust:
2024 Participation, 11.08%, (30-day SOFR Average + 5.75%), 12/24/24(4)	703	709,456
Series 2022-FT1, Class A, 9.511%, (30-day SOFR Average + 4.19%), 6/25/27(1)(4)	3,715	3,769,335
Series 2024-GT1, Class A, 8.529%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	1,615	1,634,818
Triangle Re Ltd., Series 2021-3, Class B1, 10.27%, (30-day SOFR Average + 4.95%), 2/25/34(1)(4)	2,202	2,262,462
Total Collateralized Mortgage Obligations (identified cost $52,861,405)		$ 54,291,202

Commercial Mortgage-Backed Securities — 5.9%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$11,165	$ 3,964,032
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	4,545	956,243
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 7.09%, (1 mo. SOFR + 1.764%), 9/15/36(1)(4)	5,509	5,435,335
CSMC Trust:
Series 2021-BPNY, Class A, 9.155%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)	2,725	2,445,467
Series 2022-CNTR, Class A, 9.27%, (1 mo. SOFR + 3.944%), 1/15/25(1)(4)	1,333	1,212,607
Extended Stay America Trust, Series 2021-ESH, Class D, 7.69%, (1 mo. SOFR + 2.364%), 7/15/38(1)(4)	4,594	4,594,130
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.685%, (30-day SOFR Average + 3.364%), 10/25/49(1)(4)	2,457	2,426,097
Series 2020-01, Class M10, 9.185%, (30-day SOFR Average + 3.864%), 3/25/50(1)(4)	3,174	3,147,722
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	352,425
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	1,120	74,866
KSL Commercial Mortgage Trust, Series 2023-HT, Class C, 8.764%, (1 mo. SOFR + 3.439%), 12/15/36(1)(4)	2,741	2,753,290
Med Trust:
Series 2021-MDLN, Class E, 8.59%, (1 mo. SOFR + 3.264%), 11/15/38(1)(4)	2,205	2,201,318
Series 2021-MDLN, Class F, 9.44%, (1 mo. SOFR + 4.114%), 11/15/38(1)(4)	2,224	2,226,698
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36(1)(4)(7)	6,576	6,473,774
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36(1)(4)(7)	3,045	2,967,604

7
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance LLC, Series 2021-HT1, Class B, 9.941%, (1 mo. SOFR + 4.614%), 1/18/37(1)(4)	$7,908	$ 7,542,803
Total Commercial Mortgage-Backed Securities (identified cost $62,068,926)		$ 48,774,411

Corporate Bonds — 64.8%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.2%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	4,101	$ 4,251,279
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	1,500	1,451,543
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	1,470	1,567,706
South32 Treasury Ltd., 4.35%, 4/14/32(1)	2,596	2,344,452
		$ 9,614,980
Communications — 5.0%
AT&T, Inc.:
3.55%, 9/15/55	7,803	$ 5,460,476
3.65%, 6/1/51	1,784	1,310,880
6.763%, (3 mo. SOFR + 1.441%), 6/12/24(4)	1,597	1,599,766
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	5,425	4,019,209
5.125%, 7/1/49	2,520	1,954,718
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	1,630	1,537,710
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	3,484	3,417,648
Discovery Communications LLC, 5.20%, 9/20/47	1,870	1,572,675
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,525	1,432,720
Rogers Communications, Inc., 3.80%, 3/15/32	4,305	3,871,200
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	1,378	1,055,342
SES SA, 5.30%, 4/4/43(1)	820	610,261
Sprint LLC:
7.125%, 6/15/24	6,864	6,880,048
7.625%, 2/15/25	3,700	3,746,172
7.625%, 3/1/26	3,000	3,101,397
		$ 41,570,222
Consumer, Cyclical — 7.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,312	$ 1,304,382
Brunswick Corp., 5.85%, 3/18/29(8)	2,961	2,994,791
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	4,115	4,074,102
4.75%, 10/20/28(1)	2,475	2,421,514
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)(8)	1,700	1,620,721
Ford Motor Co.:
3.25%, 2/12/32	2,879	2,396,388
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Co.: (continued)
4.75%, 1/15/43	2,483	$ 2,064,248
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	6,700	6,641,979
7.122%, 11/7/33	1,316	1,416,897
7.20%, 6/10/30	1,083	1,150,198
7.35%, 3/6/30	2,367	2,525,124
General Motors Co., 5.15%, 4/1/38	3,000	2,817,614
General Motors Financial Co., Inc., 6.05%, 10/10/25	4,000	4,031,250
Hyatt Hotels Corp., 5.375%, 4/23/25	4,000	3,990,002
Hyundai Capital America:
5.80%, 6/26/25(1)	3,000	3,007,889
6.20%, 9/21/30(1)	1,505	1,571,046
6.50%, 1/16/29(1)	3,930	4,125,099
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,074	1,859,531
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,839	1,723,530
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,775	1,593,490
Tapestry, Inc.:
7.00%, 11/27/26	1,045	1,077,107
7.35%, 11/27/28	2,912	3,070,111
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	2,837	2,356,541
		$ 59,833,554
Consumer, Non-cyclical — 4.2%
AbbVie, Inc.:
5.35%, 3/15/44	261	$ 266,304
5.50%, 3/15/64	2,055	2,115,117
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	4,166	3,887,636
5.95%, 10/15/33(1)	2,870	2,903,750
Bristol-Myers Squibb Co.:
5.55%, 2/22/54	1,461	1,503,766
5.65%, 2/22/64	2,190	2,255,035
Centene Corp.:
2.50%, 3/1/31	3,926	3,232,600
3.375%, 2/15/30	1,171	1,037,004
4.25%, 12/15/27	1,068	1,019,117
CVS Health Corp., 5.05%, 3/25/48	1,953	1,774,849
CVS Pass-Through Trust, 6.036%, 12/10/28	1,329	1,342,156
Grifols SA, 4.75%, 10/15/28(1)(8)	1,700	1,408,655
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)(8)	58	55,316
LifePoint Health, Inc., 9.875%, 8/15/30(1)	1,500	1,570,938
ModivCare, Inc., 5.875%, 11/15/25(1)(8)	1,500	1,462,166
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	1,748,511
3.00%, 10/15/30(1)	238	197,443
5.20%, 4/1/29(1)	1,831	1,764,593
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	1,680	1,619,296
UnitedHealth Group, Inc., 5.375%, 4/15/54	2,168	2,206,608

8
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,500	$ 1,467,356
			$ 34,838,216
Diversified — 0.3%
Inversiones La Construccion SA, 4.75%, 2/7/32(9)		2,962	$ 2,532,510
			$ 2,532,510
Energy — 1.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(2)		2,538	$ 1,106,099
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		939	939,576
Occidental Petroleum Corp., 7.50%, 5/1/31		3,500	3,898,153
Raizen Fuels Finance SA:
6.45%, 3/5/34(1)		937	961,936
6.95%, 3/5/54(1)		607	625,288
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,104	1,930,325
			$ 9,461,377
Financial — 38.8%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(10)		1,600	$ 1,628,079
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(8)(10)		504	500,778
Affiliated Managers Group, Inc., 3.30%, 6/15/30		2,810	2,510,232
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(10)		2,625	2,633,411
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)		2,600	2,563,714
Ally Financial, Inc.:
2.20%, 11/2/28		1,865	1,599,769
4.70% to 5/15/26(10)(11)		4,980	4,285,093
6.848% to 1/3/29, 1/3/30(10)		1,865	1,920,947
American Assets Trust LP, 3.375%, 2/1/31		4,214	3,439,182
American National Group LLC, 6.144%, 6/13/32(1)		2,600	2,460,482
Antares Holdings LP, 6.50%, 2/8/29(1)		2,240	2,226,227
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	1,945	2,427,445
Aviation Capital Group LLC:
5.50%, 12/15/24(1)		5,841	5,820,052
6.25%, 4/15/28(1)		4,604	4,702,490
Banco Mercantil del Norte SA:
7.625% to 1/10/28(1)(10)(11)		495	495,845
8.375% to 10/14/30(1)(10)(11)		1,195	1,227,163
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(10)		1,800	1,642,528
3.80%, 2/23/28		2,460	2,328,175
6.35%, 3/14/34		4,000	4,005,742
9.625% to 11/21/28(10)(11)		2,000	2,139,860
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(9)(10)		2,137	2,112,606
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(10)		6,900	6,776,941
5.468% to 1/23/34, 1/23/35(8)(10)		13,753	13,847,856
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
5.933% to 9/15/26, 9/15/27(10)	4,570	$ 4,632,323
Bank of Nova Scotia:
4.90% to 6/4/25(8)(10)(11)	5,896	5,816,539
8.00% to 1/27/29, 1/27/84(10)	3,140	3,203,045
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(10)	3,947	3,670,670
8.125% to 1/8/34, 1/8/39(1)(10)	2,637	2,733,767
8.45% to 6/29/33, 6/29/38(1)(10)	1,577	1,666,277
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)(8)	3,110	3,126,394
Blue Owl Credit Income Corp., 6.65%, 3/15/31(1)	3,020	2,950,112
BNP Paribas SA:
7.75% to 8/16/29(1)(10)(11)	1,714	1,758,878
8.00% to 8/22/31(1)(10)(11)	1,340	1,370,994
8.50% to 8/14/28(1)(8)(10)(11)	700	733,426
9.25% to 11/17/27(1)(10)(11)	1,314	1,413,233
BPCE SA:
3.648% to 1/14/32, 1/14/37(1)(10)	1,261	1,055,363
6.714% to 10/19/28, 10/19/29(1)(10)	2,944	3,081,514
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,073	1,642,167
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(10)	3,942	4,216,284
Capital One Financial Corp., 6.312% to 6/8/28, 6/8/29(10)	2,885	2,966,933
Charles Schwab Corp.:
4.00% to 6/1/26(10)(11)	1,726	1,616,958
6.136% to 8/24/33, 8/24/34(10)	2,299	2,399,811
CI Financial Corp.:
3.20%, 12/17/30	4,088	3,351,849
4.10%, 6/15/51	2,966	1,855,094
Citigroup, Inc.:
3.875%, 3/26/25	4,000	3,932,821
3.98% to 3/20/29, 3/20/30(10)	3,299	3,109,466
4.00% to 12/10/25(10)(11)	2,510	2,412,728
COPT Defense Properties LP, 2.90%, 12/1/33	3,595	2,821,150
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(10)	3,974	4,042,093
Credit Suisse AG, 7.95%, 1/9/25	3,500	3,558,825
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)(8)	1,500	1,482,402
Discover Bank, 5.974%, 8/9/28	4,370	4,351,284
Enact Holdings, Inc., 6.50%, 8/15/25(1)	3,232	3,234,618
EPR Properties:
3.60%, 11/15/31	1,795	1,501,462
3.75%, 8/15/29	4,577	4,046,623
4.95%, 4/15/28	2,100	2,000,383
Extra Space Storage LP:
2.55%, 6/1/31	2,585	2,152,043
5.70%, 4/1/28	2,000	2,037,308
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	6,781	5,620,835
6.75%, 3/15/54(1)	4,440	4,558,759
7.95%, 6/15/33(1)	610	677,692

9
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Goldman Sachs Group, Inc., 3.272% to 9/29/24, 9/29/25(10)	4,000	$ 3,952,277
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	2,750	2,592,989
3.75%, 9/15/30(1)(8)	4,715	3,964,929
6.00%, 4/15/25(1)	193	192,378
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(10)	1,791	1,840,882
7.39% to 11/3/27, 11/3/28(10)	4,008	4,265,896
ING Groep NV, 4.625%, 1/6/26(1)	3,775	3,735,366
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(1)(10)	2,100	2,241,493
8.248% to 11/21/32, 11/21/33(1)(10)	3,523	3,936,876
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(8)(10)	5,384	5,407,084
6.087% to 10/23/28, 10/23/29(10)	6,407	6,663,222
6.254% to 10/23/33, 10/23/34(10)	6,629	7,085,395
KeyBank NA:
4.15%, 8/8/25	2,290	2,226,735
5.85%, 11/15/27	2,912	2,889,423
KeyCorp, 3.878% to 5/23/24, 5/23/25(10)	1,200	1,194,642
Kite Realty Group LP, 5.50%, 3/1/34	1,545	1,535,828
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	6,851	6,201,298
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	150	137,998
6.75%, 11/17/28	1,530	1,603,142
Newmark Group, Inc., 7.50%, 1/12/29(1)	3,900	4,014,395
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	3,675	3,901,353
Radian Group, Inc., 6.20%, 5/15/29	1,862	1,890,918
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	3,754	3,274,067
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(10)	2,391	2,382,143
6.066% to 1/19/34, 1/19/35(1)(10)	3,716	3,740,755
8.50% to 3/25/34(1)(10)(11)	5,839	5,824,403
Stifel Financial Corp., 4.00%, 5/15/30	3,254	2,975,473
Synchrony Bank, 5.40%, 8/22/25	3,225	3,196,501
Synchrony Financial, 4.875%, 6/13/25	628	618,833
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	2,376	2,043,253
5.625%, 2/15/28	1,829	1,777,180
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	3,542	3,058,391
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)	6,955	7,312,160
TPG Operating Group II LP, 5.875%, 3/5/34	3,760	3,815,167
Truist Financial Corp.:
5.10% to 3/1/30(10)(11)	3,231	3,021,758
5.435% to 1/24/29, 1/24/30(10)	1,646	1,644,541
U.S. Bancorp, 5.678% to 1/23/34, 1/23/35(10)	7,873	7,952,923
UBS Group AG:
4.375% to 2/10/31(1)(10)(11)	3,883	3,202,781
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
UBS Group AG: (continued)
4.703% to 8/5/26, 8/5/27(1)(10)		918	$ 901,034
6.442% to 8/11/27, 8/11/28(1)(10)		2,170	2,234,975
9.25% to 11/13/28(1)(10)(11)		3,150	3,420,821
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		1,295	1,217,305
5.861% to 6/19/27, 6/19/32(1)(10)		3,643	3,559,194
Wells Fargo & Co., 4.54% to 8/15/25, 8/15/26(10)		4,000	3,950,015
			$322,694,932
Government - Multinational — 0.3%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	36,300	$ 2,136,153
			$ 2,136,153
Industrial — 1.5%
AP Moller - Maersk AS, 5.875%, 9/14/33(1)		2,500	$ 2,573,587
BAE Systems PLC, 5.30%, 3/26/34(1)		1,091	1,096,882
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30(1)		3,585	3,729,909
Seaspan Corp., 5.50%, 8/1/29(1)		1,800	1,572,132
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)(12)		1,900	1,927,281
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)		1,550	1,529,637
			$ 12,429,428
Technology — 2.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,700	$ 1,574,533
Concentrix Corp., 6.60%, 8/2/28		5,774	5,843,406
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)		2,894	2,901,575
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(8)		5,262	4,662,644
3.15%, 10/15/31		3,666	3,086,574
Seagate HDD Cayman, 5.75%, 12/1/34		2,871	2,810,896
			$ 20,879,628
Utilities — 2.7%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)(8)		1,129	$ 950,113
Enel Finance International NV, 5.00%, 6/15/32(1)		3,658	3,546,959
New England Power Co., 5.936%, 11/25/52(1)		3,127	3,236,880
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28		3,000	2,658,504
5.25%, 3/15/34		8,000	7,985,372
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)		136	131,920
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,744	1,627,327

10
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Terraform Global Operating LP, 6.125%, 3/1/26(1)	2,795	$ 2,758,057
		$ 22,895,132
Total Corporate Bonds (identified cost $546,033,732)		$538,886,132

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(13)(14)	$1,000	$ 986,290
Total High Social Impact Investments (identified cost $1,000,000)		$ 986,290

Mutual Funds — 1.8%

Security	Shares	Value
Fixed-Income Mutual Funds — 1.8%
Calvert Floating-Rate Advantage Fund, Class R6(15)	1,673,569	$ 15,062,123
Total Mutual Funds (identified cost $15,056,561)		$ 15,062,123

Preferred Stocks — 0.8%

Security	Shares	Value
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP:
Series A, 5.75%	70,736	$ 902,591
Series A2, 6.375%	212,000	3,054,920
		$ 3,957,511
Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp.:
5.50%	71,223	$ 1,283,439
6.25%	57,150	1,104,138
		$ 2,387,577
Total Preferred Stocks (identified cost $10,357,735)		$ 6,345,088

Senior Floating-Rate Loans(16) — 0.1%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 7.793%, (SOFR + 2.35%), 4/15/29	$689	$ 505,896
Term Loan, 7.793%, (SOFR + 2.35%), 4/15/30	688	505,897
Total Senior Floating-Rate Loans (identified cost $1,011,781)		$ 1,011,793

U.S. Government Agency Mortgage-Backed Securities — 8.2%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA(17)	$69,655	$ 68,006,134
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $68,305,434)		$ 68,006,134

U.S. Treasury Obligations — 2.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
3.625%, 5/15/53	$2,810	$ 2,469,672
3.875%, 2/15/43	1,698	1,570,186
3.875%, 5/15/43	2,544	2,348,728
4.125%, 8/15/53	1,465	1,408,460
4.50%, 2/15/44	1,901	1,911,990
U.S. Treasury Notes:
4.00%, 2/15/34	3,748	3,686,509
4.125%, 3/31/29(12)	8,131	8,096,380
4.50%, 3/31/26(12)	2,193	2,187,603
Total U.S. Treasury Obligations (identified cost $23,699,115)		$ 23,679,528

11
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 8.3%
Affiliated Fund — 6.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(18)	53,697,039	$ 53,697,039
Total Affiliated Fund (identified cost $53,697,039)		$ 53,697,039
Securities Lending Collateral — 1.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(19)	15,081,483	$ 15,081,483
Total Securities Lending Collateral (identified cost $15,081,483)		$ 15,081,483
Total Short-Term Investments (identified cost $68,778,522)		$ 68,778,522
Total Investments — 110.7% (identified cost $950,808,336)		$920,355,924
Other Assets, Less Liabilities — (10.7)%		$ (89,049,423)
Net Assets — 100.0%		$ 831,306,501

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $411,055,143 or 49.4% of the Fund's net assets.
(2)	Issuer is in default with respect to interest and/or principal payments.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2024.
(6)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(8)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $34,050,786.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $7,072,561 or 0.9% of the Fund's net assets.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	When-issued security.
(13)	May be deemed to be an affiliated company (see Note 8).
(14)	Restricted security. Total market value of restricted securities amounts to $986,290, which represents 0.1% of the net assets of the Fund as of March 31, 2024.
(15)	Affiliated fund (see Note 8).
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(19)	Represents investment of cash collateral received in connection with securities lending.

12
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	25,789,444	USD	5,141,539	Citibank, N.A.	4/30/24	$ —	$ (14,009)
USD	4,155,355	CAD	5,612,896	State Street Bank and Trust Company	4/30/24	9,863	—
USD	2,210,722	EUR	2,050,537	Credit Agricole Corporate and Investment Bank	4/30/24	—	(3,891)
						$9,863	$(17,900)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	849	Long	6/28/24	$173,607,235	$ (73,975)
U.S. 5-Year Treasury Note	580	Long	6/28/24	62,069,063	111,796
U.S. 10-Year Treasury Note	86	Long	6/18/24	9,528,531	47,317
U.S. Long Treasury Bond	411	Long	6/18/24	49,499,813	959,187
U.S. Ultra-Long Treasury Bond	207	Long	6/18/24	26,703,000	587,970
U.S. Ultra 10-Year Treasury Note	(117)	Short	6/18/24	(13,409,297)	(127,278)
					$1,505,017
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
13
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $871,543,100) - including $34,050,786 of securities on loan	$ 841,169,094
Investments in securities of affiliated issuers, at value (identified cost $79,265,236)	79,186,830
Receivable for open forward foreign currency exchange contracts	9,863
Cash	931,739
Cash denominated in foreign currency, at value (cost $2,650)	2,655
Deposits at broker for futures contracts	4,732,004
Receivable for investments sold	4,116,551
Receivable for capital shares sold	6,273,505
Dividends and interest receivable	8,147,998
Dividends and interest receivable - affiliated	368,951
Securities lending income receivable	3,872
Tax reclaims receivable	39,614
Receivable from affiliates	29,216
Trustees' deferred compensation plan	392,558
Total assets	$ 945,404,450
Liabilities
Payable for variation margin on open futures contracts	$ 49,139
Payable for open forward foreign currency exchange contracts	17,900
Payable for investments purchased	14,332,606
Payable for when-issued/delayed delivery/forward commitment securities	78,409,923
Payable for capital shares redeemed	1,482,671
Distributions payable	3,743,098
Deposits for securities loaned	15,081,483
Payable to affiliates:
Investment advisory fee	270,883
Administrative fee	83,563
Distribution and service fees	45,407
Sub-transfer agency fee	13,040
Trustees' deferred compensation plan	392,558
Accrued expenses	175,678
Total liabilities	$ 114,097,949
Net Assets	$ 831,306,501
Sources of Net Assets
Paid-in capital	$1,146,386,805
Accumulated loss	(315,080,304)
Net Assets	$ 831,306,501
Class A Shares
Net Assets	$ 191,227,721
Shares Outstanding	12,823,423
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.91
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 15.41
14
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class C Shares
Net Assets	$ 5,670,128
Shares Outstanding	380,544
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.90
Class I Shares
Net Assets	$ 487,213,033
Shares Outstanding	32,595,142
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.95
Class R6 Shares
Net Assets	$ 147,195,619
Shares Outstanding	9,847,119
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.95

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $18,653)	$ 351,301
Dividend income - affiliated issuers	724,744
Interest income	22,722,259
Interest income - affiliated issuers	428,414
Securities lending income, net	25,067
Other income	17,213
Total investment income	$ 24,268,998
Expenses
Investment advisory fee	$ 1,543,650
Administrative fee	463,095
Distribution and service fees:
Class A	236,346
Class C	27,961
Trustees' fees and expenses	20,233
Custodian fees	12,142
Transfer agency fees and expenses	281,435
Accounting fees	88,259
Professional fees	29,357
Registration fees	46,931
Reports to shareholders	36,205
Miscellaneous	50,796
Total expenses	$ 2,836,410
Waiver and/or reimbursement of expenses by affiliates	$ (20,916)
Net expenses	$ 2,815,494
Net investment income	$ 21,453,504
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (15,943,350)
Futures contracts	111,094
Swap contracts	16,448
Foreign currency transactions	(745)
Forward foreign currency exchange contracts	148,069
Net realized loss	$(15,668,484)
Change in unrealized appreciation (depreciation):
Investment securities	$ 51,006,746
Investment securities - affiliated issuers	280,455
Futures contracts	5,276,643
Foreign currency	10,945
Forward foreign currency exchange contracts	(89,206)
Net change in unrealized appreciation (depreciation)	$ 56,485,583
Net realized and unrealized gain	$ 40,817,099
Net increase in net assets from operations	$ 62,270,603
16
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 21,453,504	$ 34,014,910
Net realized loss	(15,668,484)	(50,550,274)
Net change in unrealized appreciation (depreciation)	56,485,583	37,490,916
Net increase in net assets from operations	$ 62,270,603	$ 20,955,552
Distributions to shareholders:
Class A	$ (5,079,340)	$ (9,348,591)
Class C	(129,132)	(234,613)
Class I	(14,154,309)	(24,641,832)
Class R6	(2,064,862)	(1,708) (1)
Total distributions to shareholders	$ (21,427,643)	$ (34,226,744)
Capital share transactions:
Class A	$ (3,679,104)	$ (9,135,875)
Class C	(33,455)	(114,935)
Class I	(69,716,505)	75,802,981
Class R6	144,705,818	51,708 (1)
Net increase in net assets from capital share transactions	$ 71,276,754	$ 66,603,879
Net increase in net assets	$112,119,714	$ 53,332,687
Net Assets
At beginning of period	$ 719,186,787	$ 665,854,100
At end of period	$831,306,501	$719,186,787

(1)	For the period from the commencement of operations, February 1, 2023, to September 30, 2023.
17
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.12	$ 14.36	$ 17.98	$ 17.37	$ 17.11	$ 15.91
Income (Loss) From Operations
Net investment income(1)	$ 0.39	$ 0.70	$ 0.50	$ 0.49	$ 0.55	$ 0.56
Net realized and unrealized gain (loss)	0.79	(0.24)	(3.61)	0.61	0.26	1.22
Total income (loss) from operations	$ 1.18	$ 0.46	$ (3.11)	$ 1.10	$ 0.81	$ 1.78
Less Distributions
From net investment income	$ (0.39)	$ (0.70)	$ (0.51)	$ (0.49)	$ (0.54)	$ (0.58)
Tax return of capital	—	—	—	—	(0.01)	—
Total distributions	$ (0.39)	$ (0.70)	$ (0.51)	$ (0.49)	$ (0.55)	$ (0.58)
Net asset value — End of period	$ 14.91	$ 14.12	$ 14.36	$ 17.98	$ 17.37	$ 17.11
Total Return(2)	8.45% (3)	3.14%	(17.56)%	6.41%	4.83%	11.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$191,228	$184,563	$196,638	$272,840	$277,617	$279,886
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.92% (5)	0.93%	0.91%	0.92%	0.94%	0.97%
Net expenses	0.92% (5)(6)	0.93% (6)	0.91% (6)	0.92%	0.94%	0.96%
Net investment income	5.38% (5)	4.75%	3.05%	2.75%	3.21%	3.47%
Portfolio Turnover	154% (3)(7)	153% (7)	51% (7)	48%	74%	57%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.11	$ 14.34	$ 17.96	$ 17.36	$ 17.10	$ 15.91
Income (Loss) From Operations
Net investment income(1)	$ 0.34	$ 0.59	$ 0.38	$ 0.35	$ 0.42	$ 0.44
Net realized and unrealized gain (loss)	0.79	(0.23)	(3.61)	0.61	0.26	1.22
Total income (loss) from operations	$ 1.13	$ 0.36	$ (3.23)	$ 0.96	$ 0.68	$ 1.66
Less Distributions
From net investment income	$ (0.34)	$ (0.59)	$ (0.39)	$ (0.36)	$ (0.41)	$ (0.47)
Tax return of capital	—	—	—	—	(0.01)	—
Total distributions	$ (0.34)	$ (0.59)	$ (0.39)	$ (0.36)	$ (0.42)	$ (0.47)
Net asset value — End of period	$14.90	$14.11	$ 14.34	$17.96	$17.36	$ 17.10
Total Return(2)	8.05% (3)	2.44%	(18.20)%	5.55%	4.06%	10.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,670	$ 5,402	$ 5,613	$ 8,218	$ 9,655	$11,623
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.67% (5)	1.68%	1.66%	1.67%	1.69%	1.73%
Net expenses	1.67% (5)(6)	1.68% (6)	1.66% (6)	1.67%	1.69%	1.72%
Net investment income	4.62% (5)	4.00%	2.30%	1.99%	2.46%	2.78%
Portfolio Turnover	154% (3)(7)	153% (7)	51% (7)	48%	74%	57%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 14.15	$ 14.39	$ 18.02	$ 17.41	$ 17.16	$ 15.94
Income (Loss) From Operations
Net investment income(1)	$ 0.41	$ 0.73	$ 0.55	$ 0.53	$ 0.59	$ 0.61
Net realized and unrealized gain (loss)	0.80	(0.23)	(3.62)	0.62	0.25	1.23
Total income (loss) from operations	$ 1.21	$ 0.50	$ (3.07)	$ 1.15	$ 0.84	$ 1.84
Less Distributions
From net investment income	$ (0.41)	$ (0.74)	$ (0.56)	$ (0.54)	$ (0.57)	$ (0.62)
Tax return of capital	—	—	—	—	(0.02)	—
Total distributions	$ (0.41)	$ (0.74)	$ (0.56)	$ (0.54)	$ (0.59)	$ (0.62)
Net asset value — End of period	$ 14.95	$ 14.15	$ 14.39	$ 18.02	$ 17.41	$ 17.16
Total Return(2)	8.64% (3)	3.40%	(17.36)%	6.66%	5.03%	11.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$487,213	$529,174	$463,602	$502,756	$351,345	$267,226
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.67% (5)	0.68%	0.66%	0.67%	0.69%	0.72%
Net expenses	0.67% (5)(6)	0.68% (6)	0.66% (6)	0.67%	0.69%	0.68%
Net investment income	5.62% (5)	5.01%	3.33%	2.98%	3.45%	3.74%
Portfolio Turnover	154% (3)(7)	153% (7)	51% (7)	48%	74%	57%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
20
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Period Ended September 30, 2023(1)

Net asset value — Beginning of period	$ 14.15	$ 15.30
Income (Loss) From Operations
Net investment income(2)	$ 0.42	$ 0.51
Net realized and unrealized gain (loss)	0.79	(1.15)
Total income (loss) from operations	$ 1.21	$ (0.64)
Less Distributions
From net investment income	$ (0.41)	$ (0.51)
Total distributions	$ (0.41)	$ (0.51)
Net asset value — End of period	$ 14.95	$14.15
Total Return(3)	8.67% (4)	(4.22)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147,196	$ 48
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.60% (6)	0.63% (6)
Net expenses	0.60% (6)(7)	0.63% (6)(7)
Net investment income	5.58% (6)	5.22% (6)
Portfolio Turnover	154% (4)(8)	153% (8)(9)

(1)	For the period from the commencement of operations, February 1, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To-Be-Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.
21
See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
22

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 94,534,701	$ —	$ 94,534,701
Collateralized Mortgage Obligations	—	54,291,202	—	54,291,202
Commercial Mortgage-Backed Securities	—	48,774,411	—	48,774,411
Corporate Bonds	—	538,886,132	—	538,886,132
High Social Impact Investments	—	986,290	—	986,290
Mutual Funds	15,062,123	—	—	15,062,123
Preferred Stocks	6,345,088	—	—	6,345,088
Senior Floating-Rate Loans	—	1,011,793	—	1,011,793
U.S. Government Agency Mortgage-Backed Securities	—	68,006,134	—	68,006,134
U.S. Treasury Obligations	—	23,679,528	—	23,679,528
Short-Term Investments:
Affiliated Fund	53,697,039	—	—	53,697,039
Securities Lending Collateral	15,081,483	—	—	15,081,483
Total Investments	$90,185,733	$830,170,191	$ —	$920,355,924
Forward Foreign Currency Exchange Contracts	$ —	$ 9,863	$ —	$ 9,863
Futures Contracts	1,706,270	—	—	1,706,270
Total	$91,892,003	$830,180,054	$ —	$922,072,057
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (17,900)	$ —	$ (17,900)
Futures Contracts	(201,253)	—	—	(201,253)
Total	$ (201,253)	$ (17,900)	$ —	$ (219,153)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon
23

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Credit Default Swaps— Swap contracts are privately negotiated agreements between a Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/
24

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
P  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
25

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the following annual rates of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.400%
Over $2 billion up to and including $7.5 billion	0.375%
Over $7.5 billion up to and including $10 billion	0.350%
Over $10 billion	0.325%
For the six months ended March 31, 2024, the investment advisory fee amounted to $1,543,650 or 0.40% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $20,916 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70%, 0.70% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $463,095.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $236,346 and $27,961 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,781 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received $1,179 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $27,431 and are included in transfer agency fees and expenses on the Statement of Operations.
During the six months ended March 31, 2024, CRM agreed to reimburse the Fund $29,216 for a net realized loss due to a trading error. The reimbursement is included in Receivable from affiliates on the Statement of Assets and Liabilities. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return for each class.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated
26

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $481,210,161 and $432,257,968, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $771,408,682 and $759,111,527, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $274,041,250 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $21,045,682 are short-term and $252,995,568 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$950,881,482
Gross unrealized appreciation	$ 13,931,984
Gross unrealized depreciation	(42,960,562)
Net unrealized depreciation	$ (29,028,578)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2024 is included in the Schedule of Investments. At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the six months ended March 31, 2024, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the six months ended March 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2024, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $17,900. At March 31, 2024, there were no assets pledged by the Fund for such liability.
27

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparties. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 9,863	$ (17,900)
Interest rate	Futures contracts	Accumulated loss	1,706,270 (1)	(201,253) (1)
Total			$1,716,133	$(219,153)
Derivatives not subject to master netting agreements			$1,706,270	$(201,253)
Total Derivatives subject to master netting agreements			$ 9,863	$ (17,900)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$9,863	$ —	$ —	$ —	$9,863

28

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Citibank, N.A.	$ (14,009)	$ —	$ —	$ —	$ (14,009)
Credit Agricole Corporate and Investment Bank	(3,891)	—	—	—	(3,891)
	$(17,900)	$ —	$ —	$ —	$(17,900)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ —	$ (112,454)	$ (112,454)
Forward foreign currency exchange contracts	—	148,069	—	148,069
Futures contracts	—	—	111,094	111,094
Swap contracts (centrally cleared)	16,448	—	—	16,448
Total	$16,448	$148,069	$ (1,360)	$ 163,157
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$ —	$ (2,095)	$ (2,095)
Forward foreign currency exchange contracts	—	(89,206)	—	(89,206)
Futures contracts	—	—	5,276,643	5,276,643
Total	$ —	$ (89,206)	$5,274,548	$5,185,342

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$316,250,000	$13,673,000	$10,691,000	$1,014,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended March 31, 2024, which is indicative of the volume of this derivative type, was 83 contracts.
29

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan, including accrued interest, was $34,469,806 and the total value of collateral received was $35,342,052, comprised of cash of $15,081,483 and U.S. government and/or agencies securities of $20,260,569.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$15,081,483	$ —	$ —	$ —	$15,081,483
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
30

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the value of the Fund’s investment in the Notes and in issuers and funds that may be deemed to be affiliated was $79,186,830, which represents 9.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36	$6,288,978	$ —	$ —	$ —	$ 182,840	$ 6,473,774	$ 270,168	$ 6,576,000
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	2,882,406	—	—	—	85,198	2,967,604	138,899	3,045,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	1,479,435	—	(1,500,000)	—	20,565	—	4,625	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	1,000,000	—	—	(13,710)	986,290	14,722	1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	—	15,056,561	—	—	5,562	15,062,123	—	1,673,569
Short-Term Investments
Liquidity Fund	9,680,308	335,564,646	(291,547,915)	—	—	53,697,039	724,744	53,697,039
Total				$ —	$280,455	$79,186,830	$1,153,158

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	610,272	$ 8,945,485	830,597	$ 12,180,126
Reinvestment of distributions	258,202	3,768,273	569,145	8,329,979
Shares redeemed	(1,116,219)	(16,392,862)	(2,026,205)	(29,645,980)
Net decrease	(247,745)	$ (3,679,104)	(626,463)	$ (9,135,875)
Class C
Shares sold	39,316	$ 577,113	74,071	$ 1,093,099
Reinvestment of distributions	6,942	101,259	15,054	220,166
Shares redeemed	(48,624)	(711,827)	(97,563)	(1,428,200)
Net decrease	(2,366)	$ (33,455)	(8,438)	$ (114,935)
31

Calvert
Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023(1)
	Shares	Amount	Shares	Amount
Class I
Shares sold	9,245,563	$ 134,990,147	15,016,030	$ 220,925,598
Reinvestment of distributions	769,226	11,234,061	1,587,364	23,271,520
Shares redeemed	(14,808,904)	(215,940,713)	(11,432,431)	(168,394,137)
Net increase (decrease)	(4,794,115)	$ (69,716,505)	5,170,963	$ 75,802,981
Class R6
Shares sold	10,456,457	$ 153,817,063	3,268	$ 50,000
Reinvestment of distributions	94,346	1,410,159	116	1,708
Shares redeemed	(707,068)	(10,521,404)	—	—
Net increase	9,843,735	$ 144,705,818	3,384	$ 51,708

(1)	For Class R6, for the period from the commencement of operations, February 1, 2023, to September 30, 2023.
32

Calvert
Income Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
33

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

34

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
35

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
36

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
37

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Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24178     3.31.24

Calvert
High Yield Bond Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
High Yield Bond Fund

Calvert
High Yield Bond Fund
March 31, 2024
Performance

Portfolio Manager(s) Stephen C. Concannon, Kelley Gerrity and Jack Cimarosa, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/09/2001	07/09/2001	7.59%	8.61%	2.96%	2.84%
Class A with 3.25% Maximum Sales Charge	—	—	4.08	5.08	2.28	2.50
Class C at NAV	10/31/2011	07/09/2001	7.16	7.75	2.19	2.18
Class C with 1% Maximum Deferred Sales Charge	—	—	6.16	6.75	2.19	2.18
Class I at NAV	07/09/2001	07/09/2001	7.71	8.89	3.21	3.14
Class R6 at NAV	02/01/2019	07/09/2001	7.75	8.93	3.30	3.19

ICE BofA U.S. High Yield Index	—	—	8.68%	11.04%	4.03%	4.36%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.02%	1.77%	0.77%	0.69%
Net	1.02	1.77	0.77	0.68
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
High Yield Bond Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of bond and loan holdings)[1]

Footnotes:
[1]	Credit quality ratings on underlying securities of the Fund are provided by S&P Global Ratings ("S&P"), Moody’s Investors Service, Inc. ("Moody's") and Fitch Ratings ("Fitch"). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P major rating category. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.
3

Calvert
High Yield Bond Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
High Yield Bond Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,075.90	$5.24 **	1.01%
Class C	$1,000.00	$1,071.60	$9.12 **	1.76%
Class I	$1,000.00	$1,077.10	$3.95 **	0.76%
Class R6	$1,000.00	$1,077.50	$3.53 **	0.68%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.95	$5.10 **	1.01%
Class C	$1,000.00	$1,016.20	$8.87 **	1.76%
Class I	$1,000.00	$1,021.20	$3.84 **	0.76%
Class R6	$1,000.00	$1,021.60	$3.44 **	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
High Yield Bond Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 0.4%

Security	Shares	Value
Diversified Media — 0.0%(1)
National CineMedia, Inc.(2)	45,524	$ 234,448
		$ 234,448
Environmental — 0.4%
GFL Environmental, Inc.	47,500	$ 1,638,750
		$ 1,638,750
Total Common Stocks (identified cost $1,251,609)		$ 1,873,198

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Containers — 0.4%
CryoPort, Inc., 0.75%, 12/1/26(3)	$1,877	$ 1,656,436
		$ 1,656,436
Utilities — 0.2%
NextEra Energy Partners LP, 2.50%, 6/15/26(3)(4)	$1,196	$ 1,080,833
		$ 1,080,833
Total Convertible Bonds (identified cost $2,666,784)		$ 2,737,269

Corporate Bonds — 89.3%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 0.7%
Moog, Inc., 4.25%, 12/15/27(3)	1,329	$ 1,254,770
Science Applications International Corp., 4.875%, 4/1/28(3)	2,021	1,936,771
		$ 3,191,541
Air Transportation — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(3)	1,614	$ 1,604,017
5.75%, 4/20/29(3)	652	641,405
		$ 2,245,422
Automotive & Auto Parts — 3.2%
Ford Motor Co.:
3.25%, 2/12/32	2,124	$ 1,767,950
4.75%, 1/15/43	2,109	1,753,322
7.45%, 7/16/31	356	386,661
9.625%, 4/22/30	1,157	1,356,443
Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Ford Motor Credit Co. LLC:
2.90%, 2/16/28		241	$ 217,994
3.625%, 6/17/31		824	712,901
3.815%, 11/2/27		242	226,822
4.00%, 11/13/30		1,519	1,357,417
4.125%, 8/17/27		3,341	3,172,166
4.271%, 1/9/27		236	227,135
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)		1,854	1,626,709
Wand NewCo 3, Inc., 7.625%, 1/30/32(3)		969	1,002,980
Wheel Pros, Inc., 6.50%, 5/15/29(3)		674	206,413
			$ 14,014,913
Banks & Thrifts — 0.5%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(5)(6)		2,066	$ 2,036,278
			$ 2,036,278
Broadcasting — 0.8%
Playtika Holding Corp., 4.25%, 3/15/29(3)		1,848	$ 1,601,363
Univision Communications, Inc.:
4.50%, 5/1/29(3)		1,668	1,492,083
8.00%, 8/15/28(3)		370	377,186
			$ 3,470,632
Building Materials — 2.7%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)		1,163	$ 1,092,996
Masonite International Corp., 5.375%, 2/1/28(3)		1,000	1,002,082
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(3)		837	771,142
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(3)		3,042	2,976,847
Standard Industries, Inc.:
2.25%, 11/21/26(7)	EUR	1,157	1,174,811
3.375%, 1/15/31(3)		556	466,786
4.375%, 7/15/30(3)		988	888,449
4.75%, 1/15/28(3)		2,000	1,910,323
5.00%, 2/15/27(3)		495	480,562
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(3)		1,020	1,060,945
			$ 11,824,943
Cable/Satellite TV — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)		914	$ 746,989
4.50%, 8/15/30(3)		1,846	1,548,189
4.50%, 5/1/32		273	219,560
4.75%, 3/1/30(3)		3,913	3,362,307
4.75%, 2/1/32(3)		821	670,830
5.00%, 2/1/28(3)		1,000	931,560
5.375%, 6/1/29(3)		687	629,400
CSC Holdings LLC, 11.75%, 1/31/29(3)		625	626,365

6
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable/Satellite TV (continued)
Sunrise HoldCo IV BV, 5.50%, 1/15/28(3)		766	$ 735,993
			$ 9,471,193
Capital Goods — 2.3%
Calderys Financing LLC, 11.25%, 6/1/28(3)		2,000	$ 2,154,120
Chart Industries, Inc., 9.50%, 1/1/31(3)		1,389	1,513,895
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(3)(4)		1,279	1,138,140
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30(3)		1,406	1,421,245
Esab Corp., 6.25%, 4/15/29(3)(8)		870	875,162
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(3)		445	460,739
Madison IAQ LLC, 5.875%, 6/30/29(3)		2,585	2,367,588
			$ 9,930,889
Chemicals — 2.8%
Avient Corp., 7.125%, 8/1/30(3)		1,957	$ 2,008,387
Compass Minerals International, Inc., 6.75%, 12/1/27(3)		1,739	1,682,822
Herens Holdco SARL, 4.75%, 5/15/28(3)		1,787	1,566,372
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(3)		1,535	1,409,485
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(3)		1,888	2,013,489
SNF Group SACA:
2.625%, 2/1/29(7)	EUR	1,289	1,296,338
2.625%, 2/1/29(3)	EUR	100	100,569
WR Grace Holdings LLC:
4.875%, 6/15/27(3)		1,723	1,639,661
7.375%, 3/1/31(3)		493	499,664
			$ 12,216,787
Consumer Products — 2.1%
Acushnet Co., 7.375%, 10/15/28(3)		1,306	$ 1,354,509
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(3)		259	256,820
Edgewell Personal Care Co.:
4.125%, 4/1/29(3)		1,333	1,224,355
5.50%, 6/1/28(3)		954	933,213
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(7)	EUR	1,250	1,203,231
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(3)		1,132	1,125,452
Spectrum Brands, Inc., 3.875%, 3/15/31(3)(4)		890	858,063
Tempur Sealy International, Inc., 3.875%, 10/15/31(3)		2,681	2,279,349
			$ 9,234,992
Containers — 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(7)	EUR	350	$ 291,366
Ball Corp., 6.875%, 3/15/28		802	823,913
Berry Global, Inc., 5.625%, 7/15/27(3)(4)		779	770,053
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(3)		1,786	1,582,417
Security	Principal Amount* (000's omitted)	Value
Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,165	$ 1,129,516
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	554	545,227
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(3)(4)	1,636	1,668,314
Trivium Packaging Finance BV:
5.50%, 8/15/26(3)	1,852	1,827,669
8.50%, 8/15/27(3)	660	652,553
		$ 9,291,028
Diversified Financial Services — 2.9%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(3)	1,199	$ 1,242,331
Ally Financial, Inc., 4.70% to 5/15/26(5)(6)	1,926	1,657,247
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(3)	1,768	1,681,708
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(3)	370	376,129
6.50%, 3/26/31(3)(4)	446	454,289
8.125%, 3/30/29(3)	1,190	1,259,570
MSCI, Inc.:
3.625%, 9/1/30(3)	1,178	1,046,412
3.875%, 2/15/31(3)	1,435	1,280,877
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/1/27(3)	1,006	954,965
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(3)	953	881,390
3.625%, 3/1/29(3)	1,699	1,529,967
4.00%, 10/15/33(3)	195	165,374
		$ 12,530,259
Diversified Media — 2.6%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)	553	$ 487,300
6.125%, 12/1/28(3)	1,976	1,657,526
Cars.com, Inc., 6.375%, 11/1/28(3)	1,968	1,915,470
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(3)	1,509	1,423,561
7.75%, 4/15/28(3)(4)	1,700	1,490,237
7.875%, 4/1/30(3)	952	947,031
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31(3)	1,163	1,219,108
Stagwell Global LLC, 5.625%, 8/15/29(3)	1,304	1,185,247
TripAdvisor, Inc., 7.00%, 7/15/25(3)	1,103	1,100,841
		$ 11,426,321
Entertainment/Film — 0.7%
Cinemark USA, Inc.:
5.25%, 7/15/28(3)(4)	1,517	$ 1,437,521
5.875%, 3/15/26(3)	744	735,101
8.75%, 5/1/25(3)	670	673,658
		$ 2,846,280

7
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Environmental — 2.1%
Clean Harbors, Inc.:
4.875%, 7/15/27(3)		500	$ 485,501
5.125%, 7/15/29(3)(4)		1,000	962,128
Covanta Holding Corp.:
4.875%, 12/1/29(3)		1,948	1,747,932
5.00%, 9/1/30		500	441,729
GFL Environmental, Inc.:
3.50%, 9/1/28(3)		1,631	1,495,836
3.75%, 8/1/25(3)		387	377,328
4.00%, 8/1/28(3)(4)		1,500	1,384,340
4.25%, 6/1/25(3)		1,000	984,377
4.75%, 6/15/29(3)		1,389	1,307,722
			$ 9,186,893
Food & Drug Retail — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(3)		2,108	$ 2,006,990
5.875%, 2/15/28(3)		1,295	1,283,003
Arko Corp., 5.125%, 11/15/29(3)		1,438	1,191,732
Ingles Markets, Inc., 4.00%, 6/15/31(3)		2,660	2,324,250
			$ 6,805,975
Food, Beverage & Tobacco — 3.4%
BellRing Brands, Inc., 7.00%, 3/15/30(3)		2,032	$ 2,095,463
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(3)		1,253	1,271,795
Darling Ingredients, Inc.:
5.25%, 4/15/27(3)		500	492,743
6.00%, 6/15/30(3)		980	971,948
Performance Food Group, Inc.:
4.25%, 8/1/29(3)		2,496	2,289,798
5.50%, 10/15/27(3)		1,727	1,696,771
6.875%, 5/1/25(3)(4)		231	231,174
Pilgrim's Pride Corp.:
3.50%, 3/1/32		2,000	1,697,060
6.875%, 5/15/34		575	613,497
Triton Water Holdings, Inc., 6.25%, 4/1/29(3)		989	901,741
U.S. Foods, Inc., 4.75%, 2/15/29(3)		2,490	2,366,632
			$ 14,628,622
Healthcare — 12.1%
AHP Health Partners, Inc., 5.75%, 7/15/29(3)		950	$ 869,203
AMN Healthcare, Inc.:
4.00%, 4/15/29(3)		965	867,491
4.625%, 10/1/27(3)		122	115,971
AthenaHealth Group, Inc., 6.50%, 2/15/30(3)		2,263	2,072,124
Avantor Funding, Inc.:
3.875%, 7/15/28(7)	EUR	600	630,830
4.625%, 7/15/28(3)		1,001	949,708
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(7)	EUR	893	$ 917,226
3.50%, 4/1/30(3)		581	553,850
Centene Corp.:
3.375%, 2/15/30		1,616	1,431,084
4.25%, 12/15/27		1,339	1,277,713
4.625%, 12/15/29		1,607	1,526,802
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,169,228
Fortrea Holdings, Inc., 7.50%, 7/1/30(3)		1,251	1,292,951
Grifols SA:
1.625%, 2/15/25(7)	EUR	500	515,000
2.25%, 11/15/27(7)	EUR	965	913,525
4.75%, 10/15/28(3)(4)		1,446	1,198,185
HealthEquity, Inc., 4.50%, 10/1/29(3)		2,021	1,867,177
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(3)		2,447	2,602,996
IQVIA, Inc.:
2.25%, 3/15/29(7)	EUR	769	749,576
5.00%, 5/15/27(3)		594	580,463
Jazz Securities DAC, 4.375%, 1/15/29(3)		1,376	1,282,869
Legacy LifePoint Health LLC, 4.375%, 2/15/27(3)(4)		1,260	1,201,700
LifePoint Health, Inc.:
5.375%, 1/15/29(3)		2,679	2,210,417
9.875%, 8/15/30(3)		655	685,976
Medline Borrower LP:
3.875%, 4/1/29(3)		2,000	1,821,723
5.25%, 10/1/29(3)		3,539	3,347,659
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(3)(4)		1,423	1,033,125
ModivCare, Inc., 5.875%, 11/15/25(3)(4)		1,290	1,257,462
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)		2,357	2,097,494
3.875%, 5/15/32(3)		1,089	949,053
4.375%, 6/15/28(3)		2,231	2,098,966
Option Care Health, Inc., 4.375%, 10/31/29(3)		2,368	2,173,252
Perrigo Finance Unlimited Co.:
4.375%, 3/15/26		750	730,298
4.65%, 6/15/30		2,023	1,861,379
4.90%, 12/15/44		513	411,058
Prestige Brands, Inc., 3.75%, 4/1/31(3)		460	400,914
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)(4)		1,334	1,336,816
Surgery Center Holdings, Inc., 7.25%, 4/15/32(3)(8)		980	988,835
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		1,785	1,648,662
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(3)		2,368	2,282,437
Varex Imaging Corp., 7.875%, 10/15/27(3)		784	796,674
			$ 52,717,872
Homebuilders/Real Estate — 5.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(3)		312	$ 288,124

8
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Homebuilders/Real Estate (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.: (continued)
4.625%, 4/1/30(3)	1,348	$ 1,232,967
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(3)	1,124	1,111,110
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(3)	2,496	2,314,023
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(3)(4)	297	293,516
8.875%, 9/1/31(3)(4)	723	764,679
Dycom Industries, Inc., 4.50%, 4/15/29(3)	1,630	1,525,347
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(3)	2,620	2,714,206
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(3)	1,294	1,220,119
3.75%, 9/15/30(3)	1,740	1,463,197
KB Home:
4.00%, 6/15/31	75	66,542
4.80%, 11/15/29	491	469,066
Meritage Homes Corp., 3.875%, 4/15/29(3)	477	438,778
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(3)	1,213	1,088,704
Starwood Property Trust, Inc.:
3.75%, 12/31/24(3)	1,250	1,227,849
7.25%, 4/1/29(3)	1,265	1,276,649
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(3)	1,309	1,251,358
5.75%, 1/15/28(3)	306	304,119
5.875%, 6/15/27(3)	974	973,668
TopBuild Corp.:
3.625%, 3/15/29(3)	1,000	909,349
4.125%, 2/15/32(3)	1,851	1,639,953
		$ 22,573,323
Insurance — 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75%, 10/15/27(3)	2,144	$ 2,114,078
7.00%, 1/15/31(3)	624	630,723
AmWINS Group, Inc., 4.875%, 6/30/29(3)	1,633	1,525,798
BroadStreet Partners, Inc., 5.875%, 4/15/29(3)	2,510	2,325,563
GTCR AP Finance, Inc., 8.00%, 5/15/27(3)	1,473	1,478,927
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/31(3)	820	823,946
8.125%, 2/15/32(3)	665	671,272
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(3)	1,664	1,759,988
Panther Escrow Issuer LLC, 7.125%, 6/1/31(3)(8)	870	885,234
		$ 12,215,529
Security	Principal Amount* (000's omitted)		Value
Leisure — 0.9%
Boyne USA, Inc., 4.75%, 5/15/29(3)		1,746	$ 1,619,602
Life Time, Inc.:
5.75%, 1/15/26(3)		960	952,971
8.00%, 4/15/26(3)(4)		1,172	1,187,075
			$ 3,759,648
Metals/Mining — 2.5%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(3)		2,481	$ 2,766,349
Constellium SE:
3.125%, 7/15/29(7)	EUR	1,150	1,152,393
5.625%, 6/15/28(3)		1,000	973,309
5.875%, 2/15/26(3)		522	518,781
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)		1,721	1,668,704
6.125%, 4/1/29(3)		995	984,703
Novelis Corp.:
3.25%, 11/15/26(3)		500	466,408
3.875%, 8/15/31(3)		1,500	1,290,061
4.75%, 1/30/30(3)		927	856,045
			$ 10,676,753
Paper — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(3)(9)		2,767	$ 1,205,900
			$ 1,205,900
Publishing/Printing — 0.7%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(3)		1,345	$ 1,269,576
8.00%, 8/1/29(3)		1,906	1,793,334
			$ 3,062,910
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27(3)		1,450	$ 1,434,707
			$ 1,434,707
Restaurants — 1.6%
Dave & Buster's, Inc., 7.625%, 11/1/25(3)		3,154	$ 3,181,090
IRB Holding Corp., 7.00%, 6/15/25(3)		2,429	2,430,780
Yum! Brands, Inc., 3.625%, 3/15/31		1,519	1,345,677
			$ 6,957,547
Services — 7.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(3)		2,087	$ 1,999,675
APi Group DE, Inc., 4.75%, 10/15/29(3)		1,582	1,459,571
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(3)		2,788	2,724,782
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)		1,266	1,172,564
Gartner, Inc.:
3.625%, 6/15/29(3)		788	714,213

9
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Gartner, Inc.: (continued)
3.75%, 10/1/30(3)	333	$ 298,428
4.50%, 7/1/28(3)	1,143	1,090,161
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(3)	2,720	2,725,766
Imola Merger Corp., 4.75%, 5/15/29(3)	3,140	2,947,002
Korn Ferry, 4.625%, 12/15/27(3)(4)	2,039	1,943,245
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(3)	877	829,987
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)	1,614	1,528,809
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(3)	1,473	1,504,369
7.75%, 3/15/31(3)	347	363,480
SRS Distribution, Inc.:
6.00%, 12/1/29(3)	490	501,068
6.125%, 7/1/29(3)	1,438	1,467,941
Summer BC Bidco B LLC, 5.50%, 10/31/26(3)	1,617	1,562,809
VT Topco, Inc., 8.50%, 8/15/30(3)	2,010	2,123,645
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)	2,737	2,677,435
WESCO Distribution, Inc.:
7.125%, 6/15/25(3)	934	935,348
7.25%, 6/15/28(3)	1,637	1,672,600
Windsor Holdings III LLC, 8.50%, 6/15/30(3)	1,982	2,080,622
		$ 34,323,520
Steel — 0.3%
TMS International Corp., 6.25%, 4/15/29(3)	1,511	$ 1,381,395
		$ 1,381,395
Super Retail — 5.8%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$ 658,534
4.625%, 11/15/29(3)(4)	398	367,692
4.75%, 3/1/30	1,118	1,030,665
5.00%, 2/15/32(3)(4)	162	146,900
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)	435	444,765
6.75%, 7/1/36	196	198,119
6.95%, 3/1/33	1,244	1,241,135
9.375%, 7/1/25(3)	578	603,538
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(3)	2,086	2,244,242
Group 1 Automotive, Inc., 4.00%, 8/15/28(3)	1,761	1,624,460
Hanesbrands, Inc., 9.00%, 2/15/31(3)(4)	837	860,641
Ken Garff Automotive LLC, 4.875%, 9/15/28(3)	1,490	1,379,615
LCM Investments Holdings II LLC:
4.875%, 5/1/29(3)	2,095	1,927,721
8.25%, 8/1/31(3)	209	218,817
Lithia Motors, Inc.:
3.875%, 6/1/29(3)	958	864,268
4.375%, 1/15/31(3)	1,324	1,187,088
Security	Principal Amount* (000's omitted)		Value
Super Retail (continued)
Lithia Motors, Inc.: (continued)
4.625%, 12/15/27(3)		1,173	$ 1,127,451
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(3)		2,343	2,230,610
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(3)		1,083	1,061,529
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(3)		1,709	1,601,693
7.75%, 2/15/29(3)		1,453	1,415,705
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)(4)		2,129	1,911,291
4.875%, 11/15/31(3)(4)		816	714,954
			$ 25,061,433
Technology — 7.8%
Boost Newco Borrower LLC, 7.50%, 1/15/31(3)		1,072	$ 1,123,004
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(3)		2,313	2,169,160
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(3)		1,398	1,450,426
Ciena Corp., 4.00%, 1/31/30(3)		1,374	1,229,846
Clarios Global LP, 6.75%, 5/15/25(3)		182	182,300
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(7)	EUR	1,272	1,366,233
6.25%, 5/15/26(3)		420	420,104
8.50%, 5/15/27(3)		3,491	3,502,826
Cloud Software Group, Inc.:
6.50%, 3/31/29(3)		786	746,536
9.00%, 9/30/29(3)		1,895	1,819,337
Coherent Corp., 5.00%, 12/15/29(3)		974	918,374
Fair Isaac Corp., 4.00%, 6/15/28(3)		2,050	1,916,514
McAfee Corp., 7.375%, 2/15/30(3)		1,868	1,715,088
NCR Voyix Corp.:
5.125%, 4/15/29(3)		751	697,385
5.25%, 10/1/30(3)		693	627,687
ON Semiconductor Corp., 3.875%, 9/1/28(3)		1,767	1,625,206
Open Text Corp., 3.875%, 2/15/28(3)		1,045	968,561
Open Text Holdings, Inc., 4.125%, 2/15/30(3)		1,352	1,212,163
Presidio Holdings, Inc.:
4.875%, 2/1/27(3)		890	867,475
8.25%, 2/1/28(3)(4)		1,599	1,595,890
Seagate HDD Cayman:
4.091%, 6/1/29		328	302,898
9.625%, 12/1/32		1,277	1,456,017
Sensata Technologies BV, 5.00%, 10/1/25(3)		385	380,557
Sensata Technologies, Inc.:
3.75%, 2/15/31(3)		1,480	1,281,705
4.375%, 2/15/30(3)		199	181,287
SS&C Technologies, Inc., 5.50%, 9/30/27(3)		1,148	1,123,436
Viavi Solutions, Inc., 3.75%, 10/1/29(3)		1,127	968,089

10
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Technology (continued)
VM Consolidated, Inc., 5.50%, 4/15/29(3)		2,312	$ 2,219,915
			$ 34,068,019
Telecommunications — 4.1%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(3)		2,400	$ 2,354,292
Iliad Holding SASU:
6.50%, 10/15/26(3)		1,164	1,153,959
7.00%, 10/15/28(3)		625	619,214
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(3)		266	222,998
6.75%, 10/15/27(3)		1,320	1,240,125
Sprint Capital Corp., 6.875%, 11/15/28		2,159	2,302,427
Sprint LLC:
7.125%, 6/15/24		1,000	1,002,338
7.625%, 2/15/25		456	461,690
7.625%, 3/1/26		1,500	1,550,698
Telecom Italia SpA, 5.303%, 5/30/24(3)		1,116	1,110,694
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(3)		1,107	1,024,338
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	283	321,473
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(3)		1,425	1,308,686
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(3)		1,540	1,328,803
7.75%, 4/15/32(3)(8)		520	522,155
Ziggo Bond Co. BV:
5.125%, 2/28/30(3)(4)		383	328,247
6.00%, 1/15/27(3)(4)		710	700,242
Ziggo BV, 4.875%, 1/15/30(3)		506	454,571
			$ 18,006,950
Transport Excluding Air & Rail — 0.4%
Seaspan Corp., 5.50%, 8/1/29(3)		1,835	$ 1,602,701
			$ 1,602,701
Utilities — 3.4%
Clearway Energy Operating LLC, 4.75%, 3/15/28(3)		1,196	$ 1,137,734
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(3)(4)		1,228	1,170,733
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(3)		1,270	1,090,980
NextEra Energy Operating Partners LP:
4.25%, 9/15/24(3)		14	13,580
4.50%, 9/15/27(3)		904	846,772
NRG Energy, Inc.:
3.375%, 2/15/29(3)		3,000	2,667,978
5.75%, 1/15/28		1,000	995,201
10.25% to 3/15/28(3)(5)(6)		1,118	1,200,338
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)		1,602	1,494,827
Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
TerraForm Power Operating LLC:
4.75%, 1/15/30(3)	1,000	$ 917,455
5.00%, 1/31/28(3)	1,402	1,336,335
TransAlta Corp., 7.75%, 11/15/29	1,750	1,820,768
		$ 14,692,701
Total Corporate Bonds (identified cost $403,184,965)		$388,093,876

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(5)(6)	45,970	$ 1,209,471
Total Preferred Stocks (identified cost $1,291,567)		$ 1,209,471

Senior Floating-Rate Loans — 6.6%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.5%
American Airlines, Inc., Term Loan, 4/20/28(11)	$1,046	$ 1,087,412
SkyMiles IP Ltd., Term Loan, 9.068%, (SOFR + 3.75%), 10/20/27	1,040	1,073,733
		$ 2,161,145
Broadcasting — 0.2%
ABG Intermediate Holdings 2 LLC, Term Loan, 8.927%, (SOFR + 3.50%), 12/21/28	$1,060	$ 1,065,207
		$ 1,065,207
Capital Goods — 0.2%
DexKo Global, Inc., Term Loan, 9.559%, (SOFR + 4.25%), 10/4/28	$593	$ 591,034
EMRLD Borrower LP, Term Loan, 7.791%, (SOFR + 2.50%), 5/31/30	239	239,175
		$ 830,209
Food, Beverage & Tobacco — 0.1%
Triton Water Holdings, Inc., Term Loan, 3/31/28(11)	$377	$ 373,745
		$ 373,745
Healthcare — 1.1%
Jazz Financing Lux SARL, Term Loan, 8.445%, (SOFR + 3.00%), 5/5/28	$1,452	$ 1,461,206

11
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare (continued)
Pluto Acquisition I, Inc.:
Term Loan, 9.316%, (SOFR + 4.00%), 9/20/28	$1,072	$ 943,322
Term Loan, 10.686%, (SOFR + 5.50%), 6/20/28	390	394,738
Team Health Holdings, Inc., Term Loan, 3/2/27(11)	590	525,100
Verscend Holding Corp., Term Loan, 9.445%, (SOFR + 4.00%), 8/27/25	1,627	1,628,306
		$ 4,952,672
Insurance — 0.9%
Truist Insurance Holdings LLC, Term Loan, 3/8/32(11)	$3,840	$ 3,868,800
		$ 3,868,800
Paper — 0.2%
Enviva Partners LP/Fin C:
Term Loan, 13.325%, (SOFR + 8.00%), 12/13/24	$290	$ 346,775
Term Loan, 12/13/24(11)	484	489,693
Term Loan, 12/13/24(11)	193	227,315
		$ 1,063,783
Restaurants — 0.4%
IRB Holding Corp., Term Loan, 8.077%, (SOFR + 2.75%), 12/15/27	$1,695	$ 1,697,737
		$ 1,697,737
Services — 0.9%
AlixPartners LLP, Term Loan, 7.945%, (SOFR + 2.50%), 2/4/28	$2,962	$ 2,968,715
SRS Distribution, Inc., Term Loan, 8.944%, (SOFR + 3.50%), 6/2/28	760	765,240
		$ 3,733,955
Super Retail — 0.9%
Mavis Tire Express Services Corp., Term Loan, 9.078%, (SOFR + 3.75%), 5/4/28	$909	$ 911,662
PetSmart, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 2/11/28	2,794	2,789,907
		$ 3,701,569
Technology — 1.2%
Central Parent, Inc., Term Loan, 7/6/29(11)	$1,700	$ 1,706,679
Clarios Global LP, Term Loan, 8.33%, (SOFR + 3.00%), 5/6/30	569	570,778
Cloud Software Group, Inc., Term Loan, 3/30/29(11)	218	217,130
Riverbed Technology, Inc., Term Loan, 9.81%, (SOFR + 4.50%), 7.81% cash, 2.00% PIK, 7/1/28	406	265,825
SS&C European Holdings SARL, Term Loan, 7.195%, (SOFR + 1.75%), 4/16/25	57	57,390
SS&C Technologies, Inc.:
Term Loan, 7.195%, (SOFR + 1.75%), 4/16/25	62	61,915
Term Loan, 7.195%, (SOFR + 1.75%), 4/16/25	397	397,263
Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
Travelport Finance (Luxembourg) SARL, Term Loan, 13.609%, (SOFR + 7.00%), 9/30/28	$1,939	$ 1,818,071
		$ 5,095,051
Total Senior Floating-Rate Loans (identified cost $28,502,191)		$ 28,543,873

Miscellaneous — 0.0%

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(2)(12)	$679,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 8.6%

Affiliated Fund — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(13)	19,867,985	$ 19,867,985
Total Affiliated Fund (identified cost $19,867,985)		$ 19,867,985
Securities Lending Collateral — 4.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(14)	17,689,128	$ 17,689,128
Total Securities Lending Collateral (identified cost $17,689,128)		$ 17,689,128
Total Short-Term Investments (identified cost $37,557,113)		$ 37,557,113
Total Investments — 105.8% (identified cost $474,454,229)		$460,014,800

Other Assets, Less Liabilities — (5.8)%	$ (25,143,212)

Net Assets — 100.0%	$434,871,588

12
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $336,646,968 or 77.4% of the Fund's net assets.
(4)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $17,511,506.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $10,532,002 or 2.4% of the Fund's net assets.
(8)	When-issued security.
(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after March 31, 2024, at which time the interest rate will be determined.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,408,237	EUR	9,598,734	State Street Bank and Trust Company	4/30/24	$ 41,452	$ —
USD	78,936	EUR	73,180	State Street Bank and Trust Company	4/30/24	—	(99)
USD	330,491	GBP	260,619	State Street Bank and Trust Company	4/30/24	1,501	—
						$42,953	$ (99)

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
13
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $454,586,244) - including $17,511,506 of securities on loan	$ 440,146,815
Investments in securities of affiliated issuers, at value (identified cost $19,867,985)	19,867,985
Receivable for open forward foreign currency exchange contracts	42,953
Cash	135,948
Receivable for investments sold	328,388
Receivable for capital shares sold	271,585
Dividends and interest receivable	6,920,030
Dividends receivable - affiliated	80,367
Securities lending income receivable	5,251
Receivable from affiliates	15,941
Trustees' deferred compensation plan	144,286
Total assets	$467,959,549
Liabilities
Payable for open forward foreign currency exchange contracts	$ 99
Due to custodian - foreign currency, at value (cost $2,103)	2,084
Payable for investments purchased	9,230,398
Payable for when-issued securities	3,250,429
Payable for capital shares redeemed	385,424
Distributions payable	1,996,675
Deposits for securities loaned	17,689,128
Payable to affiliates:
Investment advisory fee	173,352
Administrative fee	43,907
Distribution and service fees	12,938
Sub-transfer agency fee	5,321
Trustees' deferred compensation plan	144,286
Accrued expenses	153,920
Total liabilities	$ 33,087,961
Net Assets	$434,871,588
Sources of Net Assets
Paid-in capital	$ 494,837,845
Accumulated loss	(59,966,257)
Net Assets	$434,871,588
Class A Shares
Net Assets	$ 54,903,732
Shares Outstanding	2,243,395
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.47
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 25.29
Class C Shares
Net Assets	$ 1,657,717
Shares Outstanding	66,694
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 24.86
14
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class I Shares
Net Assets	$ 302,180,152
Shares Outstanding	12,526,172
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.12
Class R6 Shares
Net Assets	$ 76,129,987
Shares Outstanding	3,154,330
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.14

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $94)	$ 62,195
Dividend income - affiliated issuers	366,313
Interest income	12,883,870
Securities lending income, net	49,190
Total investment income	$13,361,568
Expenses
Investment advisory fee	$ 1,016,667
Administrative fee	254,167
Distribution and service fees:
Class A	64,568
Class C	9,651
Trustees' fees and expenses	10,982
Custodian fees	5,894
Transfer agency fees and expenses	192,321
Accounting fees	49,079
Professional fees	29,161
Registration fees	33,530
Reports to shareholders	11,848
Miscellaneous	22,577
Total expenses	$ 1,700,445
Waiver and/or reimbursement of expenses by affiliates	$ (36,086)
Net expenses	$ 1,664,359
Net investment income	$11,697,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (8,275,058)
Foreign currency transactions	1,308
Forward foreign currency exchange contracts	291,869
Net realized loss	$ (7,981,881)
Change in unrealized appreciation (depreciation):
Investment securities	$ 28,105,746
Foreign currency	2,102
Forward foreign currency exchange contracts	(408,842)
Net change in unrealized appreciation (depreciation)	$27,699,006
Net realized and unrealized gain	$19,717,125
Net increase in net assets from operations	$31,414,334
16
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 11,697,209	$ 22,948,275
Net realized loss	(7,981,881)	(18,604,571)
Net change in unrealized appreciation (depreciation)	27,699,006	31,233,611
Net increase in net assets from operations	$ 31,414,334	$ 35,577,315
Distributions to shareholders:
Class A	$ (1,412,855)	$ (2,455,800)
Class C	(45,546)	(122,960)
Class I	(8,480,375)	(16,512,044)
Class R6	(2,139,700)	(4,258,271)
Total distributions to shareholders	$ (12,078,476)	$ (23,349,075)
Capital share transactions:
Class A	$ 4,348,485	$ (107,692)
Class C	(823,389)	(692,976)
Class I	(13,629,111)	(5,307,961)
Class R6	(1,192,811)	(13,687,695)
Net decrease in net assets from capital share transactions	$ (11,296,826)	$ (19,796,324)
Net increase (decrease) in net assets	$ 8,039,032	$ (7,568,084)
Net Assets
At beginning of period	$ 426,832,556	$ 434,400,640
At end of period	$434,871,588	$426,832,556
17
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 23.37	$ 22.73	$ 27.47	$ 26.56	$ 27.20	$ 26.73
Income (Loss) From Operations
Net investment income(1)	$ 0.63	$ 1.19	$ 1.03	$ 1.08	$ 1.15	$ 1.24
Net realized and unrealized gain (loss)	1.13	0.67	(4.71)	0.95	(0.56)	0.49
Total income (loss) from operations	$ 1.76	$ 1.86	$ (3.68)	$ 2.03	$ 0.59	$ 1.73
Less Distributions
From net investment income	$ (0.66)	$ (1.22)	$ (1.06)	$ (1.12)	$ (1.23)	$ (1.26)
Total distributions	$ (0.66)	$ (1.22)	$ (1.06)	$ (1.12)	$ (1.23)	$ (1.26)
Net asset value — End of period	$ 24.47	$ 23.37	$ 22.73	$ 27.47	$ 26.56	$ 27.20
Total Return(2)	7.59% (3)	8.24%	(13.69)%	7.74%	2.30%	6.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,904	$48,172	$46,982	$55,740	$49,682	$51,273
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.03% (5)	1.02%	1.02%	1.01%	1.04%	1.07%
Net expenses	1.01% (5)(6)	1.02% (6)	1.02% (6)	1.01%	1.02%	1.04%
Net investment income	5.29% (5)	5.07%	4.03%	3.95%	4.36%	4.65%
Portfolio Turnover	15% (3)	24%	28%	43%	49%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022, respectively).
18
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 23.74	$ 23.08	$ 27.89	$ 26.98	$ 27.62	$ 27.14
Income (Loss) From Operations
Net investment income(1)	$ 0.55	$ 1.03	$ 0.84	$ 0.89	$ 0.96	$ 1.05
Net realized and unrealized gain (loss)	1.14	0.69	(4.76)	0.95	(0.55)	0.50
Total income (loss) from operations	$ 1.69	$ 1.72	$ (3.92)	$ 1.84	$ 0.41	$ 1.55
Less Distributions
From net investment income	$ (0.57)	$ (1.06)	$ (0.89)	$ (0.93)	$ (1.05)	$ (1.07)
Total distributions	$ (0.57)	$ (1.06)	$ (0.89)	$ (0.93)	$ (1.05)	$ (1.07)
Net asset value — End of period	$24.86	$23.74	$ 23.08	$27.89	$26.98	$27.62
Total Return(2)	7.16% (3)	7.48%	(14.33)%	6.88%	1.58%	5.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,658	$ 2,396	$ 2,998	$ 5,199	$ 5,106	$ 3,977
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.78% (5)	1.77%	1.77%	1.76%	1.79%	1.82%
Net expenses	1.76% (5)(6)	1.77% (6)	1.77% (6)	1.76%	1.77%	1.79%
Net investment income	4.55% (5)	4.30%	3.24%	3.21%	3.58%	3.91%
Portfolio Turnover	15% (3)	24%	28%	43%	49%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022, respectively).
19
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 23.04	$ 22.40	$ 27.07	$ 26.18	$ 26.80	$ 26.35
Income (Loss) From Operations
Net investment income(1)	$ 0.65	$ 1.23	$ 1.07	$ 1.13	$ 1.18	$ 1.29
Net realized and unrealized gain (loss)	1.11	0.67	(4.63)	0.93	(0.52)	0.47
Total income (loss) from operations	$ 1.76	$ 1.90	$ (3.56)	$ 2.06	$ 0.66	$ 1.76
Less Distributions
From net investment income	$ (0.68)	$ (1.26)	$ (1.11)	$ (1.17)	$ (1.28)	$ (1.31)
Total distributions	$ (0.68)	$ (1.26)	$ (1.11)	$ (1.17)	$ (1.28)	$ (1.31)
Net asset value — End of period	$ 24.12	$ 23.04	$ 22.40	$ 27.07	$ 26.18	$ 26.80
Total Return(2)	7.71% (3)	8.55%	(13.47)%	7.98%	2.59%	6.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$302,180	$302,348	$299,339	$380,659	$274,030	$149,733
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.78% (5)	0.77%	0.77%	0.76%	0.79%	0.82%
Net expenses	0.76% (5)(6)	0.77% (6)	0.77% (6)	0.76%	0.77%	0.76%
Net investment income	5.54% (5)	5.31%	4.27%	4.18%	4.53%	4.92%
Portfolio Turnover	15% (3)	24%	28%	43%	49%	39%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022, respectively).
20
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 23.05	$ 22.41	$ 27.08	$ 26.19	$ 26.81	$ 25.96
Income (Loss) From Operations
Net investment income(2)	$ 0.66	$ 1.25	$ 1.11	$ 1.14	$ 1.17	$ 0.85
Net realized and unrealized gain (loss)	1.12	0.67	(4.65)	0.95	(0.49)	0.86
Total income (loss) from operations	$ 1.78	$ 1.92	$ (3.54)	$ 2.09	$ 0.68	$ 1.71
Less Distributions
From net investment income	$ (0.69)	$ (1.28)	$ (1.13)	$ (1.20)	$ (1.30)	$ (0.86)
Total distributions	$ (0.69)	$ (1.28)	$ (1.13)	$ (1.20)	$ (1.30)	$ (0.86)
Net asset value — End of period	$ 24.14	$ 23.05	$ 22.41	$ 27.08	$26.19	$26.81
Total Return(3)	7.75% (4)	8.64%	(13.39)%	8.07%	2.66%	6.67% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,130	$73,917	$85,082	$51,035	$ 244	$ 57
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.69% (6)	0.69%	0.69%	0.69%	0.73%	0.74% (6)
Net expenses	0.68% (6)(7)	0.68% (7)	0.69% (7)	0.69%	0.71%	0.71% (6)
Net investment income	5.63% (6)	5.40%	4.47%	4.22%	4.51%	4.85% (6)
Portfolio Turnover	15% (4)	24%	28%	43%	49%	39% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022, respectively).
(8)	For the year ended September 30, 2019.
21
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
22

Calvert
High Yield Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ 1,873,198(2)	$ —	$ —	$ 1,873,198
Convertible Bonds	—	2,737,269	—	2,737,269
Corporate Bonds	—	388,093,876	—	388,093,876
Preferred Stocks	1,209,471	—	—	1,209,471
Senior Floating-Rate Loans	—	28,543,873	—	28,543,873
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	19,867,985	—	—	19,867,985
Securities Lending Collateral	17,689,128	—	—	17,689,128
Total Investments	$40,639,782	$419,375,018	$ 0	$460,014,800
Forward Foreign Currency Exchange Contracts	$ —	$ 42,953	$ —	$ 42,953
Total	$40,639,782	$419,417,971	$ 0	$460,057,753
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (99)	$ —	$ (99)
Total	$ —	$ (99)	$ —	$ (99)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
23

Calvert
High Yield Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
24

Calvert
High Yield Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.48% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $1,016,667.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $10,594 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.02%, 1.77%, 0.77% and 0.71% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses in total of $25,492.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $254,167.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $64,568 and $9,651 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $2,651 as its portion of the sales charges on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received less than $100 and $2,820 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $11,007 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities and including principal repayments on senior floating-rate loans, were $61,081,977 and $67,267,592, respectively.
25

Calvert
High Yield Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $35,873,419 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $9,542,715 are short-term and $26,330,704 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$475,557,439
Gross unrealized appreciation	$ 5,761,095
Gross unrealized depreciation	(21,260,880)
Net unrealized depreciation	$ (15,499,785)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2024 is included in the Schedule of Investments. At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the six months ended March 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $99. At March 31, 2024, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
26

Calvert
High Yield Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$42,953	$(99)
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$42,953	$(99)	$ —	$ —	$42,854

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(99)	$99	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Forward foreign currency exchange contracts	Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts
Forward foreign currency exchange contracts	$ 291,869	$ (408,842)
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2024, which is indicative of the volume of this derivative type, was approximately $10,526,000.
27

Calvert
High Yield Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan, including accrued interest, was $17,892,940 and the total value of collateral received was $18,224,729, comprised of cash of $17,689,128 and U.S. government and/or agencies securities of $535,601.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$17,689,128	$ —	$ —	$ —	$17,689,128
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2024.
8  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $19,867,985, which represents 4.6% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$14,175,350	$58,861,782	$(53,169,147)	$ —	$ —	$19,867,985	$366,313	19,867,985
28

Calvert
High Yield Bond Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	430,754	$ 10,269,402	364,246	$ 8,605,638
Reinvestment of distributions	46,902	1,125,109	100,625	2,374,569
Shares redeemed	(295,215)	(7,046,026)	(471,133)	(11,087,899)
Net increase (decrease)	182,441	$ 4,348,485	(6,262)	$ (107,692)
Class C
Shares sold	5,490	$ 135,672	14,152	$ 338,161
Reinvestment of distributions	1,576	38,282	5,026	120,457
Shares redeemed	(41,289)	(997,343)	(48,155)	(1,151,594)
Net decrease	(34,223)	$ (823,389)	(28,977)	$ (692,976)
Class I
Shares sold	1,636,235	$ 38,466,215	4,576,002	$ 106,518,931
Reinvestment of distributions	269,700	6,373,350	643,301	14,965,277
Shares redeemed	(2,502,619)	(58,468,676)	(5,458,633)	(126,792,169)
Net decrease	(596,684)	$(13,629,111)	(239,330)	$ (5,307,961)
Class R6
Shares sold	231,984	$ 5,518,095	423,300	$ 9,883,414
Reinvestment of distributions	68,144	1,610,520	161,783	3,764,923
Shares redeemed	(352,489)	(8,321,426)	(1,174,731)	(27,336,032)
Net decrease	(52,361)	$ (1,192,811)	(589,648)	$ (13,687,695)
10  Risks and Uncertainties
Credit Risk
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
29

Calvert
High Yield Bond Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
30

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

31

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
32

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24186     3.31.24

Calvert
Short Duration Income Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Short Duration Income Fund

Calvert
Short Duration Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/31/2002	01/31/2002	4.60%	5.99%	2.29%	1.98%
Class A with 2.25% Maximum Sales Charge	—	—	2.23	3.61	1.82	1.75
Class C at NAV	10/01/2002	01/31/2002	4.22	5.14	1.53	1.38
Class C with 1% Maximum Deferred Sales Charge	—	—	3.22	4.14	1.53	1.38
Class I at NAV	04/21/2006	01/31/2002	4.78	6.25	2.55	2.33
Class R6 at NAV	02/01/2019	01/31/2002	4.81	6.31	2.60	2.36

Bloomberg 1-5 Year U.S. Credit Index	—	—	4.49%	4.67%	1.83%	1.98%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.77%	1.52%	0.52%	0.45%
Net	0.76	1.51	0.51	0.45
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Short Duration Income Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of net assets)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Short Duration Income Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg 1-5 Year U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity between one and five years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Short Duration Income Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,046.00	$3.84 **	0.75%
Class C	$1,000.00	$1,042.20	$7.66 **	1.50%
Class I	$1,000.00	$1,047.80	$2.56 **	0.50%
Class R6	$1,000.00	$1,048.10	$2.25 **	0.44%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.25	$3.79 **	0.75%
Class C	$1,000.00	$1,017.50	$7.57 **	1.50%
Class I	$1,000.00	$1,022.50	$2.53 **	0.50%
Class R6	$1,000.00	$1,022.80	$2.23 **	0.44%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 21.8%

Security	Principal Amount (000's omitted)	Value
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	$197	$ 196,393
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	1,242	1,250,287
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	4,765	4,768,364
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	5,864	5,899,092
Avant Credit Card Master Trust, Series 21-1A, Class A, 1.37%, 4/15/27(1)	5,800	5,600,907
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	4,187,092
Series 2022-B, Class A, 3.75%, 6/18/35(1)	191	190,928
Series 2024-1CON, Class A, 5.81%, 4/17/35(1)	4,670	4,698,151
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,113	9,076,256
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	12,814,215
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	11,044,462
Conn's Receivables Funding LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	1,001	999,723
Series 2022-A, Class B, 9.52%, 12/15/26(1)	2,386	2,392,735
Series 2022-A, Class C, 0.00%, 12/15/26(1)	9,400	8,584,334
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,447,613
Dell Equipment Finance Trust, Series 2023-3, Class A2, 6.10%, 4/23/29(1)	3,887	3,900,474
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,689,594
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,680,744
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,344,345
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	11,624,813
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	8,270	8,124,632
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	6,190	5,831,071
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	9,797	9,792,181
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	4,660	4,655,078
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	5,465	5,403,476
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	5,431	5,373,908
Series 2019-1A, Class C, 5.219%, 7/25/49(1)	2,000	1,979,135
FHF Issuer Trust:
Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	7,560	7,635,179
Series 2024-1A, Class A2, 5.69%, 2/15/30(1)	2,335	2,336,195
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	6,835	6,029,541
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	7,670	6,797,385
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	4,447	4,319,419
Security	Principal Amount (000's omitted)	Value
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	$4,790	$ 4,825,830
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	5,982	5,964,014
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,535	1,238,908
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	9,045	8,100,201
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	4,712	4,253,116
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	3,138	2,838,835
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	3,644	2,896,847
JPMorgan Chase Bank NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,153	1,119,094
Series 2021-3, Class C, 0.86%, 2/26/29(1)	529	513,179
Series 2021-3, Class D, 1.009%, 2/26/29(1)	513	497,457
Series 2021-3, Class E, 2.102%, 2/26/29(1)	327	319,410
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	3,494	3,485,163
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	3,864	3,862,477
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	2,468	2,470,820
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	6,214	6,223,245
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	4,820	4,805,287
Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	8,230	8,222,493
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/29(1)	1,014	1,007,734
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	64	64,244
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	466	464,492
Series 2022-1A, Class B, 5.05%, 11/15/29(1)	3,736	3,698,929
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	649	559,362
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	558	308,175
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	183	182,636
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	23,315	23,430,563
Series 2023-2A, Class A, 6.04%, 6/15/33(1)	2,222	2,221,205
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	9,500	9,587,323
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	3,022	2,563,943
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,785	1,586,518
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	659	576,915
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	3,306	2,788,599
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,526	2,041,628
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	3,417	2,689,429
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	4,988	4,050,081
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	4,883,523
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	322	301,978
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,613	5,881,715

6
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Newtek Small Business Loan Trust, Series 2023-1, Class A, 8.00%, (USD Prime - 0.50%), 7/25/50(1)(3)	$6,617	$ 6,606,805
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	4,615	4,616,210
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	688	642,214
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,569	4,261,610
Octane Receivables Trust:
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	2,460	2,439,997
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	2,515	2,518,119
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	7,111	6,965,821
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/8/28(1)	964	932,539
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	4,006	3,801,077
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,687	2,533,397
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	15,508,288
Series 2021-C, Class B, 2.67%, 10/8/31(1)	11,238	10,542,445
Series 2022-3, Class B, 8.533%, 1/8/30(1)	6,090	6,128,021
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	11,595	11,605,146
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,367	1,332,806
Series 2021-3, Class B, 1.74%, 5/15/29(1)	5,180	5,153,152
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,250	2,830,620
Series 2021-5, Class B, 2.63%, 8/15/29(1)	7,390	7,311,148
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	1,313	1,283,530
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	15,090	15,047,155
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	3,367	3,295,880
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	4,180	4,176,636
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.694%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)	866	860,225
Reach ABS Trust:
Series 2023-1A, Class B, 7.33%, 2/18/31(1)	5,000	5,071,600
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	2,988	2,994,320
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	11,430	11,075,967
ServiceMaster Funding LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	2,996	2,680,526
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,643	12,957,329
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	1,224	1,223,301
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	9,860	9,156,000
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,470	1,385,875
Security	Principal Amount (000's omitted)	Value
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	$7,364	$ 6,108,206
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,761	2,546,499
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,669	3,547,639
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,006	879,767
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,206	1,790,450
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	5,609	5,346,631
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,624	5,754,069
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,766	1,444,312
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	943	940,228
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	1,569	1,581,929
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	783	780,507
Series 2020-3, Class C, 6.25%, 11/20/30(1)	1,751	1,750,058
Vantage Data Centers LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,306	5,256,850
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	8,857,958
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,342,693
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,165	5,088,860
Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.55%, 11/15/27(1)	4,378	4,377,336
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	607	514,136
Series 2020-A, Class C, 6.657%, 3/15/45(1)	766	706,682
Total Asset-Backed Securities (identified cost $558,082,660)		$ 527,745,659

Collateralized Mortgage Obligations — 5.0%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 6.32%, (30-day SOFR Average + 1.00%), 9/25/31(1)(3)	$5,245	$ 5,224,304
Series 2021-3A, Class M1A, 6.32%, (30-day SOFR Average + 1.00%), 9/25/31(1)(3)	631	631,986
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	5,057	5,134,601
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2020-HQA2, Class B1, 9.535%, (30-day SOFR Average + 4.214%), 3/25/50(1)(3)	5,335	6,034,515
Series 2021-DNA3, Class M1, 6.07%, (30-day SOFR Average + 0.75%), 10/25/33(1)(3)	371	372,054

7
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2022-DNA2, Class M1A, 6.62%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	$3,728	$ 3,745,683
Series 2024-HQA1, Class A1, 6.569%, (30-day SOFR Average + 1.25%), 3/25/44(1)(3)	8,150	8,190,750
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1B1, 9.535%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	2,376	2,499,299
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	10,858	11,332,742
Series 2019-R07, Class 1B1, 8.835%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	9,181	9,567,615
Series 2020-R02, Class 2B1, 8.435%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	6,161	6,391,180
Series 2021-R01, Class 1B2, 11.32%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	3,995	4,258,084
Government National Mortgage Association, Series 2023-40, Class FX, 5.543%, (1 mo. SOFR + 0.214%), 9/20/41(3)	16,475	16,206,776
Home Re Ltd., Series 2021-1, Class M2, 8.285%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	3,500	3,517,463
JPMorgan Mortgage Trust, Series 2023-HE2, Class A1, 7.019%, (30-day SOFR Average + 1.70%), 3/25/54(1)(3)	5,015	5,057,546
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	2,500	2,550,022
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	3,000	3,048,374
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	3,440	3,460,317
PNMAC GMSR Issuer Trust:
Series 2022-FT1, Class A, 9.511%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	8,700	8,827,244
Series 2022-GT1, Class A, 9.57%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	4,820	4,896,382
Series 2024-GT1, Class A, 8.529%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	4,600	4,656,448
PRPM LLC:
Series 2021-RPL1, Class A1, 1.319% to 8/25/24, 7/25/51(1)(4)	2,517	2,262,044
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)(2)	1,591	1,431,460
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 6.485%, (1 mo. SOFR + 1.164%), 2/7/52(1)(3)	394	394,576
Total Collateralized Mortgage Obligations (identified cost $117,365,268)		$ 119,691,465

Commercial Mortgage-Backed Securities — 7.3%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$10,820	$ 7,093,668
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	6,285	2,231,432
Security	Principal Amount (000's omitted)	Value
BPR Trust, Series 2022-SSP, Class A, 8.325%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	$7,975	$ 8,037,891
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.39%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	10,284	10,177,596
Series 2021-VOLT, Class C, 6.54%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	3,122	3,078,571
Series 2021-VOLT, Class D, 7.09%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	9,323	9,198,260
CSMC Trust:
Series 2021-BPNY, Class A, 9.155%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	1,840	1,651,251
Series 2022-CNTR, Class A, 9.27%, (1 mo. SOFR + 3.944%), 1/15/25(1)(3)	1,014	922,418
Series 2022-MARK, Class A, 8.021%, (1 mo. SOFR + 2.695%), 6/15/39(1)(3)	3,740	3,753,460
Series 2022-NWPT, Class A, 8.468%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	5,027	5,058,366
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.52%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	3,478	3,478,971
Series 2021-ESH, Class B, 6.82%, (1 mo. SOFR + 1.494%), 7/15/38(1)(3)	3,106	3,108,757
Series 2021-ESH, Class C, 7.14%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	9,279	9,279,153
Series 2021-ESH, Class D, 7.69%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)	3,128	3,127,666
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.931%, 9/25/27(2)	4,235	4,000,750
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.685%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)	2,914	2,877,421
Series 2020-01, Class M10, 9.185%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	3,533	3,503,508
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	4,304	4,496,227
Great Wolf Trust, Series 2024-WOLF, Class A, 6.842%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	9,312	9,348,105
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.523%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	17,728	17,675,603
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	595,648
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(2)	1,920	128,342
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.616%, (1 mo. SOFR + 2.29%), 12/15/36(1)(3)	6,444	6,495,356
Med Trust, Series 2021-MDLN, Class C, 7.24%, (1 mo. SOFR + 1.914%), 11/15/38(1)(3)	10,952	10,951,352
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36(1)(3)(5)	11,240	11,165,979
ORL Trust, Series 2023-GLKS, Class A, 7.676%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	4,008	4,038,059
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.511%, (1 mo. SOFR + 2.186%), 5/15/37(1)(3)	4,265	4,317,565

8
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(2)	$6,790	$ 7,129,962
VMC Finance LLC:
Series 2021-HT1, Class A, 7.091%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	10,878	10,757,437
Series 2021-HT1, Class B, 9.941%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	9,712	9,263,494
Total Commercial Mortgage-Backed Securities (identified cost $189,595,032)		$ 176,942,268

Corporate Bonds — 43.6%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.6%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	$14,034	$ 14,548,267
		$ 14,548,267
Communications — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	$2,733	$ 2,545,954
5.125%, 5/1/27(1)	10,390	9,906,101
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	7,722	7,574,935
Sprint LLC:
7.125%, 6/15/24	2,125	2,129,968
7.625%, 2/15/25	4,300	4,353,660
7.625%, 3/1/26	4,000	4,135,196
		$ 30,645,814
Consumer, Cyclical — 5.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$8,361	$ 8,309,286
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	4,974	4,923,900
4.75%, 10/20/28(1)	10,953	10,716,298
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,500	3,427,053
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	16,510	16,367,025
7.122%, 11/7/33	3,916	4,216,237
7.35%, 11/4/27	11,579	12,149,409
General Motors Financial Co., Inc.:
4.30%, 4/6/29	4,163	3,980,801
5.80%, 1/7/29	7,422	7,555,895
6.647%, (SOFR + 1.30%), 4/7/25(3)	5,092	5,128,209
Hyundai Capital America:
5.68%, 6/26/28(1)	11,250	11,410,339
5.80%, 6/26/25(1)	7,040	7,058,512
Lithia Motors, Inc., 4.625%, 12/15/27(1)	3,500	3,364,091
Nordstrom, Inc., 2.30%, 4/8/24	3,428	3,426,506
Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
Tapestry, Inc.:
7.00%, 11/27/26	$3,083	$ 3,177,723
7.35%, 11/27/28	7,737	8,157,091
WarnerMedia Holdings, Inc.:
3.755%, 3/15/27	12,500	11,932,452
6.412%, 3/15/26	7,000	7,000,144
		$ 132,300,971
Consumer, Non-cyclical — 1.6%
AbbVie, Inc., 5.05%, 3/15/34	$5,000	$ 5,064,327
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	8,545	8,032,790
4.25%, 11/1/29(1)	3,000	2,799,546
Bristol-Myers Squibb Co., 4.90%, 2/22/27	4,340	4,350,982
Centene Corp., 4.25%, 12/15/27	15,882	15,155,071
CVS Pass-Through Trust, 6.036%, 12/10/28	764	771,740
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,531,567
		$ 39,706,023
Financial — 29.1%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(6)	$7,600	$ 7,733,374
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	4,203	4,101,201
1.75%, 10/29/24	7,000	6,835,026
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(6)(7)	6,675	6,961,733
Ally Financial, Inc.:
2.20%, 11/2/28	6,795	5,828,649
3.875%, 5/21/24	4,687	4,673,094
6.848% to 1/3/29, 1/3/30(6)	3,392	3,493,755
American Assets Trust LP, 3.375%, 2/1/31	4,301	3,510,185
Antares Holdings LP, 3.95%, 7/15/26(1)	6,760	6,359,369
Aviation Capital Group LLC, 6.25%, 4/15/28(1)	11,322	11,564,203
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(6)	1,000	964,238
5.147%, 8/18/25	10,200	10,131,876
5.294%, 8/18/27	1,600	1,596,918
5.588%, 8/8/28	4,600	4,667,605
6.35%, 3/14/34	3,400	3,404,881
6.607%, 11/7/28	4,400	4,652,644
Bank of America Corp.:
4.376% to 4/27/27, 4/27/28(6)	22,876	22,340,093
5.08% to 1/20/26, 1/20/27(6)	10,000	9,952,924
5.819% to 9/15/28, 9/15/29(6)	11,234	11,522,805
5.933% to 9/15/26, 9/15/27(6)	36,428	36,924,780
Bank of Montreal, 5.266%, 12/11/26	11,320	11,373,788
Blue Owl Credit Income Corp., 6.65%, 3/15/31(1)	5,295	5,172,465
BNP Paribas SA, 5.176% to 1/9/29, 1/9/30(1)(6)	11,470	11,475,926
BPCE SA, 6.714% to 10/19/28, 10/19/29(1)(6)	10,233	10,710,983

9
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(1)(6)	$3,150	$ 3,150,020
6.208% to 1/18/28, 1/18/29(1)(6)	8,154	8,324,917
Capital One Financial Corp.:
4.166% to 5/9/24, 5/9/25(6)	11,650	11,626,460
7.149% to 10/29/26, 10/29/27(6)	12,658	13,176,600
Charles Schwab Corp., 5.875%, 8/24/26	5,227	5,315,433
CI Financial Corp., 3.20%, 12/17/30	7,288	5,975,605
Citigroup, Inc.:
3.98% to 3/20/29, 3/20/30(6)	15,487	14,597,243
4.00% to 12/10/25(6)(8)	5,060	4,863,906
Corebridge Global Funding, 5.20%, 1/12/29(1)	9,018	9,034,275
Credit Agricole SA, 5.335% to 1/10/29, 1/10/30(1)(6)	10,205	10,179,048
Discover Bank, 5.974%, 8/9/28	6,943	6,913,264
Enact Holdings, Inc., 6.50%, 8/15/25(1)	11,535	11,544,343
EPR Properties, 4.50%, 6/1/27	16,300	15,520,174
Extra Space Storage LP, 5.70%, 4/1/28	4,512	4,596,168
GA Global Funding Trust, 6.708%, (SOFR + 1.36%), 4/11/25(1)(3)	10,350	10,405,881
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,700	2,238,056
4.40%, 10/15/29(1)	11,545	10,745,400
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	13,807	13,018,691
6.00%, 4/15/25(1)	6,656	6,634,541
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(6)	4,480	4,604,776
7.39% to 11/3/27, 11/3/28(6)	10,464	11,137,310
Huntington National Bank, 5.699% to 11/18/24, 11/18/25(6)	7,687	7,643,559
ING Groep NV, 5.335% to 3/19/29, 3/19/30(6)	13,870	13,841,087
Intesa Sanpaolo SpA:
5.017%, 6/26/24(1)	6,000	5,980,714
7.00%, 11/21/25(1)	9,249	9,423,860
JPMorgan Chase & Co.:
5.012% to 1/23/29, 1/23/30(6)	9,400	9,365,374
6.087% to 10/23/28, 10/23/29(6)	37,817	39,329,339
KeyBank NA:
4.15%, 8/8/25(7)	6,600	6,417,664
5.85%, 11/15/27	7,119	7,063,806
KeyCorp, 3.878% to 5/23/24, 5/23/25(6)	6,921	6,890,096
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	450	413,993
6.75%, 11/17/28	4,530	4,746,557
Macquarie Bank Ltd.:
3.624%, 6/3/30(1)	3,984	3,545,641
5.391%, 12/7/26(1)	3,700	3,720,256
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	5,000	5,307,963
PNC Financial Services Group, Inc.:
5.30% to 1/21/27, 1/21/28(6)	7,363	7,373,234
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
PNC Financial Services Group, Inc.: (continued)
6.615% to 10/20/26, 10/20/27(6)	$15,088	$ 15,538,021
Radian Group, Inc., 6.20%, 5/15/29	5,356	5,439,183
Societe Generale SA:
5.519% to 1/19/27, 1/19/28(1)(6)	6,950	6,905,029
5.634% to 1/19/29, 1/19/30(1)(6)	11,975	11,930,638
Stifel Financial Corp., 4.25%, 7/18/24	11,182	11,121,642
Swedbank AB:
5.407%, 3/14/29(1)	6,682	6,692,715
6.136%, 9/12/26(1)	11,147	11,351,015
Synchrony Bank, 5.40%, 8/22/25	2,775	2,750,477
Synchrony Financial, 4.875%, 6/13/25	1,561	1,538,215
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	2,946	2,533,428
5.625%, 2/15/28	4,100	3,983,836
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	3,909	3,375,282
Truist Financial Corp.:
5.435% to 1/24/29, 1/24/30(6)	8,000	7,992,909
6.047% to 6/8/26, 6/8/27(6)	6,328	6,414,982
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(6)	16,050	16,125,053
5.775% to 6/12/28, 6/12/29(6)	15,564	15,840,063
UBS Group AG:
4.703% to 8/5/26, 8/5/27(1)(6)	2,348	2,304,605
5.428% to 2/8/29, 2/8/30(1)(6)	6,061	6,071,905
6.327% to 12/22/26, 12/22/27(1)(6)	10,000	10,218,891
6.442% to 8/11/27, 8/11/28(1)(6)	13,158	13,551,984
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	13,997	13,336,912
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	6,560	6,562,766
		$ 702,197,320
Industrial — 1.9%
BAE Systems PLC:
5.00%, 3/26/27(1)	$5,450	$ 5,440,485
5.125%, 3/26/29(1)	6,850	6,877,091
Mohawk Industries, Inc., 5.85%, 9/18/28	6,875	7,081,372
Penske Truck Leasing Co. LP/PTL Finance Corp.:
5.75%, 5/24/26(1)	4,175	4,206,545
5.875%, 11/15/27(1)	7,850	7,985,289
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30(1)(9)	14,200	14,187,667
		$ 45,778,449
Technology — 1.8%
Concentrix Corp., 6.60%, 8/2/28	$17,213	$ 17,419,906
Fiserv, Inc., 5.35%, 3/15/31	3,850	3,897,722
Kyndryl Holdings, Inc., 2.70%, 10/15/28	18,732	16,598,375
Marvell Technology, Inc., 5.75%, 2/15/29	4,254	4,357,413
		$ 42,273,416

10
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.8%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$12,415	$ 12,351,481
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	20,800	20,885,697
NextEra Energy Operating Partners LP:
4.25%, 7/15/24(1)	4,421	4,385,047
4.25%, 9/15/24(1)	779	755,627
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,500	6,203,350
		$ 44,581,202
Total Corporate Bonds (identified cost $1,052,144,681)		$1,052,031,462

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(10)(11)	$3,500	$ 3,452,015
Total High Social Impact Investments (identified cost $3,500,000)		$ 3,452,015

U.S. Government Agency Mortgage-Backed Securities — 3.7%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA(12)	$92,200	$ 90,017,451
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $90,413,625)		$ 90,017,451

U.S. Treasury Obligations — 15.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.75%, 12/31/28	$3,600	$ 3,523,852
4.125%, 7/31/28	57,612	57,262,052
4.25%, 10/15/25	184,500	183,008,144
4.25%, 12/31/25	16,000	15,870,000
4.375%, 8/15/26	10,080	10,042,791
4.50%, 7/15/26	4,600	4,593,801
4.625%, 9/15/26	37,007	37,093,735
4.625%, 11/15/26	8,850	8,880,076
4.875%, 11/30/25	13,730	13,752,290
5.00%, 8/31/25	17,600	17,638,500
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
5.00%, 10/31/25	$17,200	$ 17,251,062
Total U.S. Treasury Obligations (identified cost $369,548,983)		$ 368,916,303

Short-Term Investments — 7.2%
Affiliated Fund — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(13)	74,422,735	$ 74,422,735
Total Affiliated Fund (identified cost $74,422,735)		$ 74,422,735

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(14)	7,059,438	$ 7,059,438
Total Securities Lending Collateral (identified cost $7,059,438)		$ 7,059,438
U.S. Treasury Obligations — 3.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 6/13/24	$92,275	$ 91,300,046
Total U.S. Treasury Obligations (identified cost $91,313,987)		$ 91,300,046
Total Short-Term Investments (identified cost $172,796,160)		$ 172,782,219
Total Investments — 104.0% (identified cost $2,553,446,409)		$2,511,578,842
Other Assets, Less Liabilities — (4.0)%		$ (95,750,298)
Net Assets — 100.0%		$ 2,415,828,544

11
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $1,200,385,451 or 49.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $7,503,454.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	When-issued security.
(10)	May be deemed to be an affiliated company (see Note 8).
(11)	Restricted security. Total market value of restricted securities amounts to $3,452,015, which represents 0.1% of the net assets of the Fund as of March 31, 2024.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(14)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	2,431	Long	6/28/24	$ 497,101,518	$ (275,685)
U.S. 5-Year Treasury Note	(430)	Short	6/28/24	(46,016,719)	(1,704)
U.S. 10-Year Treasury Note	(157)	Short	6/18/24	(17,395,109)	(72,808)
U.S. Ultra 10-Year Treasury Note	(1,002)	Short	6/18/24	(114,838,594)	(1,120,194)
					$(1,470,391)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,464,283,328) - including $7,503,454 of securities on loan	$ 2,422,538,113
Investments in securities of affiliated issuers, at value (identified cost $89,163,081)	89,040,729
Cash	14,270
Deposits at broker for futures contracts	4,193,000
Receivable for investments sold	40,714,407
Receivable for capital shares sold	4,234,666
Interest receivable	21,101,180
Dividends and interest receivable - affiliated	405,484
Securities lending income receivable	1,476
Tax reclaims receivable	85,286
Trustees' deferred compensation plan	1,089,611
Total assets	$2,583,418,222
Liabilities
Payable for variation margin on open futures contracts	$ 446,762
Payable for investments purchased	39,892,970
Payable for when-issued/delayed delivery/forward commitment securities	104,724,641
Payable for capital shares redeemed	3,454,679
Distributions payable	9,708,906
Deposits for securities loaned	7,059,438
Payable to affiliates:
Investment advisory fee	548,978
Administrative fee	242,223
Distribution and service fees	69,954
Sub-transfer agency fee	20,594
Trustees' deferred compensation plan	1,089,611
Other	8,143
Accrued expenses	322,779
Total liabilities	$ 167,589,678
Net Assets	$2,415,828,544
Sources of Net Assets
Paid-in capital	$ 2,555,001,255
Accumulated loss	(139,172,711)
Net Assets	$2,415,828,544
Class A Shares
Net Assets	$ 320,456,862
Shares Outstanding	20,696,282
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.48
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 15.84
Class C Shares
Net Assets	$ 11,679,478
Shares Outstanding	757,215
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.42
13
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class I Shares
Net Assets	$ 1,828,945,199
Shares Outstanding	117,328,303
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.59
Class R6 Shares
Net Assets	$ 254,747,005
Shares Outstanding	16,342,819
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.59

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income - affiliated issuers	$ 1,765,019
Interest income	57,357,547
Interest income - affiliated issuers	483,512
Securities lending income, net	7,982
Other income	59,201
Total investment income	$ 59,673,261
Expenses
Investment advisory fee	$ 3,105,403
Administrative fee	1,346,903
Distribution and service fees:
Class A	304,113
Class C	57,770
Trustees' fees and expenses	58,441
Custodian fees	21,526
Transfer agency fees and expenses	648,189
Accounting fees	216,814
Professional fees	42,058
Registration fees	58,947
Reports to shareholders	47,061
Miscellaneous	86,342
Total expenses	$ 5,993,567
Waiver and/or reimbursement of expenses by affiliates	$ (51,695)
Net expenses	$ 5,941,872
Net investment income	$ 53,731,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (15,127,137)
Futures contracts	223,280
Net realized loss	$ (14,903,857)
Change in unrealized appreciation (depreciation):
Investment securities	$ 66,905,458
Investment securities - affiliated issuers	357,173
Futures contracts	(3,853,294)
Net change in unrealized appreciation (depreciation)	$ 63,409,337
Net realized and unrealized gain	$ 48,505,480
Net increase in net assets from operations	$102,236,869
15
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 53,731,389	$ 85,545,959
Net realized loss	(14,903,857)	(59,226,638)
Net change in unrealized appreciation (depreciation)	63,409,337	92,512,855
Net increase in net assets from operations	$ 102,236,869	$ 118,832,176
Distributions to shareholders:
Class A	$ (5,550,243)	$ (9,011,417)
Class C	(219,539)	(392,857)
Class I	(42,212,069)	(68,240,543)
Class R6	(5,752,526)	(8,684,264)
Total distributions to shareholders	$ (53,734,377)	$ (86,329,081)
Capital share transactions:
Class A	$ 82,640,886	$ (31,763,776)
Class C	(268,817)	(4,152,735)
Class I	120,365,645	(261,503,616)
Class R6	36,449,300	(12,111,139)
Net increase (decrease) in net assets from capital share transactions	$ 239,187,014	$ (309,531,266)
Net increase (decrease) in net assets	$ 287,689,506	$ (277,028,171)
Net Assets
At beginning of period	$ 2,128,139,038	$ 2,405,167,209
At end of period	$2,415,828,544	$2,128,139,038
16
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.14	$ 14.94	$ 16.47	$ 16.21	$ 16.13	$ 15.83
Income (Loss) From Operations
Net investment income(1)	$ 0.35	$ 0.55	$ 0.28	$ 0.26	$ 0.35	$ 0.45
Net realized and unrealized gain (loss)	0.34	0.21	(1.41)	0.36	0.09	0.32
Total income (loss) from operations	$ 0.69	$ 0.76	$ (1.13)	$ 0.62	$ 0.44	$ 0.77
Less Distributions
From net investment income	$ (0.35)	$ (0.56)	$ (0.29)	$ (0.27)	$ (0.36)	$ (0.47)
From net realized gain	—	—	(0.11)	(0.09)	—	—
Total distributions	$ (0.35)	$ (0.56)	$ (0.40)	$ (0.36)	$ (0.36)	$ (0.47)
Net asset value — End of period	$ 15.48	$ 15.14	$ 14.94	$ 16.47	$ 16.21	$ 16.13
Total Return(2)	4.60% (3)	5.15%	(6.99)%	3.87%	2.80%	4.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$320,457	$232,643	$260,829	$301,929	$266,758	$251,080
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76% (5)	0.77%	0.76%	0.76%	0.77%	0.81%
Net expenses	0.75% (5)(6)	0.76% (6)	0.76% (6)	0.76%	0.76%	0.79%
Net investment income	4.55% (5)	3.65%	1.77%	1.57%	2.18%	2.80%
Portfolio Turnover	75% (3)(7)	121% (7)	71% (7)	89% (7)	91% (7)	68%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.08	$ 14.88	$ 16.40	$ 16.15	$ 16.07	$ 15.77
Income (Loss) From Operations
Net investment income(1)	$ 0.29	$ 0.44	$ 0.16	$ 0.14	$ 0.23	$ 0.33
Net realized and unrealized gain (loss)	0.34	0.21	(1.40)	0.35	0.09	0.32
Total income (loss) from operations	$ 0.63	$ 0.65	$ (1.24)	$ 0.49	$ 0.32	$ 0.65
Less Distributions
From net investment income	$ (0.29)	$ (0.45)	$ (0.17)	$ (0.15)	$ (0.24)	$ (0.35)
From net realized gain	—	—	(0.11)	(0.09)	—	—
Total distributions	$ (0.29)	$ (0.45)	$ (0.28)	$ (0.24)	$ (0.24)	$ (0.35)
Net asset value — End of period	$ 15.42	$ 15.08	$ 14.88	$ 16.40	$ 16.15	$ 16.07
Total Return(2)	4.22% (3)	4.37%	(7.67)%	3.04%	2.03%	4.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,679	$11,702	$15,646	$22,935	$32,087	$48,326
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.51% (5)	1.52%	1.51%	1.51%	1.52%	1.57%
Net expenses	1.50% (5)(6)	1.51% (6)	1.51% (6)	1.51%	1.51%	1.55%
Net investment income	3.80% (5)	2.88%	0.99%	0.85%	1.46%	2.06%
Portfolio Turnover	75% (3)(7)	121% (7)	71% (7)	89% (7)	91% (7)	68%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 15.24	$ 15.04	$ 16.58	$ 16.32	$ 16.24	$ 15.93
Income (Loss) From Operations
Net investment income(1)	$ 0.37	$ 0.59	$ 0.32	$ 0.30	$ 0.39	$ 0.49
Net realized and unrealized gain (loss)	0.35	0.21	(1.42)	0.37	0.10	0.33
Total income (loss) from operations	$ 0.72	$ 0.80	$ (1.10)	$ 0.67	$ 0.49	$ 0.82
Less Distributions
From net investment income	$ (0.37)	$ (0.60)	$ (0.33)	$ (0.32)	$ (0.41)	$ (0.51)
From net realized gain	—	—	(0.11)	(0.09)	—	—
Total distributions	$ (0.37)	$ (0.60)	$ (0.44)	$ (0.41)	$ (0.41)	$ (0.51)
Net asset value — End of period	$ 15.59	$ 15.24	$ 15.04	$ 16.58	$ 16.32	$ 16.24
Total Return(2)	4.78% (3)	5.40%	(6.76)%	4.11%	3.05%	5.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,828,945	$1,670,416	$1,906,319	$1,928,347	$1,349,828	$1,298,581
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51% (5)	0.52%	0.51%	0.51%	0.52%	0.56%
Net expenses	0.50% (5)(6)	0.51% (6)	0.51% (6)	0.51%	0.51%	0.51%
Net investment income	4.81% (5)	3.89%	2.03%	1.81%	2.43%	3.06%
Portfolio Turnover	75% (3)(7)	121% (7)	71% (7)	89% (7)	91% (7)	68%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
19
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2019(1)
		2023	2022	2021	2020
Net asset value — Beginning of period	$ 15.24	$ 15.04	$ 16.58	$ 16.32	$ 16.24	$ 15.90
Income (Loss) From Operations
Net investment income(2)	$ 0.38	$ 0.60	$ 0.35	$ 0.30	$ 0.40	$ 0.33
Net realized and unrealized gain (loss)	0.35	0.21	(1.44)	0.37	0.09	0.34
Total income (loss) from operations	$ 0.73	$ 0.81	$ (1.09)	$ 0.67	$ 0.49	$ 0.67
Less Distributions
From net investment income	$ (0.38)	$ (0.61)	$ (0.34)	$ (0.32)	$ (0.41)	$ (0.33)
From net realized gain	—	—	(0.11)	(0.09)	—	—
Total distributions	$ (0.38)	$ (0.61)	$ (0.45)	$ (0.41)	$ (0.41)	$ (0.33)
Net asset value — End of period	$ 15.59	$ 15.24	$ 15.04	$ 16.58	$ 16.32	$ 16.24
Total Return(3)	4.81% (4)	5.46%	(6.70)%	4.17%	3.10%	4.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$254,747	$213,378	$222,373	$116,503	$40,102	$24,575
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.45% (6)	0.45%	0.44%	0.45%	0.46%	0.49% (6)
Net expenses	0.44% (6)(7)	0.45% (7)	0.44% (7)	0.45%	0.46%	0.46% (6)
Net investment income	4.87% (6)	3.96%	2.20%	1.84%	2.46%	3.11% (6)
Portfolio Turnover	75% (4)(8)	121% (8)	71% (8)	89% (8)	91% (8)	68% (9)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended September 30, 2019.
20
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income- producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
21

Calvert
Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 527,745,659	$ —	$ 527,745,659
Collateralized Mortgage Obligations	—	119,691,465	—	119,691,465
Commercial Mortgage-Backed Securities	—	176,942,268	—	176,942,268
Corporate Bonds	—	1,052,031,462	—	1,052,031,462
High Social Impact Investments	—	3,452,015	—	3,452,015
U.S. Government Agency Mortgage-Backed Securities	—	90,017,451	—	90,017,451
U.S. Treasury Obligations	—	368,916,303	—	368,916,303
Short-Term Investments:
Affiliated Fund	74,422,735	—	—	74,422,735
Securities Lending Collateral	7,059,438	—	—	7,059,438
U.S. Treasury Obligations	—	91,300,046	—	91,300,046
Total Investments	$81,482,173	$2,430,096,669	$ —	$2,511,578,842
Liability Description
Futures Contracts	$ (1,470,391)	$ —	$ —	$ (1,470,391)
Total	$ (1,470,391)	$ —	$ —	$ (1,470,391)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as
22

Calvert
Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
23

Calvert
Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $750 million	0.280%
Over $750 million	0.275%
For the six months ended March 31, 2024, the investment advisory fee amounted to $3,105,403 or 0.28% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $49,887 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51%, 0.51% and 0.46% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $1,808.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $1,346,903.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $304,113 and $57,770 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $4,816 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024. The Fund was also informed that EVD received $677 and $760 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024 in the amount of $822.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $32,100 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
24

Calvert
Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $930,377,463 and $766,474,170, respectively. Purchases and sales of U.S. government and agency securities, including maturities, paydowns and TBA transactions, were $896,288,228 and $834,148,059, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $76,337,290 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $31,361,735 are short-term and $44,975,555 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,554,808,651
Gross unrealized appreciation	$ 18,951,625
Gross unrealized depreciation	(63,651,825)
Net unrealized depreciation	$ (44,700,200)
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2024 is included in the Schedule of Investments. During the six months ended March 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$ —	$(1,470,391) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 223,280	$ (3,853,294)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2024 was approximately $429,228,000 and $135,936,000, respectively.
25

Calvert
Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan, including accrued interest, was $7,529,399 and the total value of collateral received was $7,681,531, comprised of cash of $7,059,438 and U.S. government and/or agencies securities of $622,093.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$7,059,438	$ —	$ —	$ —	$7,059,438
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2024.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
26

Calvert
Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $89,040,729, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$11,235,281	$ —	$ (419,620)	$ —	$ 350,318	$ 11,165,979	$ 419,651	$ 11,240,346
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	3,945,160	—	(4,000,000)	—	54,840	—	12,333	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	3,500,000	—	—	(47,985)	3,452,015	51,528	3,500,000
Short-Term Investments
Liquidity Fund	53,606,159	681,788,065	(660,971,489)	—	—	74,422,735	1,765,019	74,422,735
Total				$ —	$357,173	$89,040,729	$2,248,531

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,537,731	$ 116,507,412	3,267,884	$ 49,481,752
Reinvestment of distributions	258,201	3,973,879	527,200	7,994,961
Shares redeemed	(2,464,333)	(37,840,405)	(5,890,995)	(89,240,489)
Net increase (decrease)	5,331,599	$ 82,640,886	(2,095,911)	$ (31,763,776)
Class C
Shares sold	144,715	$ 2,228,601	145,012	$ 2,183,625
Reinvestment of distributions	10,799	165,578	24,227	366,017
Shares redeemed	(174,107)	(2,662,996)	(444,857)	(6,702,377)
Net decrease	(18,593)	$ (268,817)	(275,618)	$ (4,152,735)
Class I
Shares sold	30,532,895	$ 473,311,369	43,973,672	$ 670,555,762
Reinvestment of distributions	1,994,954	30,919,119	3,819,541	58,319,856
Shares redeemed	(24,777,493)	(383,864,843)	(64,969,093)	(990,379,234)
Net increase (decrease)	7,750,356	$ 120,365,645	(17,175,880)	$(261,503,616)
27

Calvert
Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares sold	5,775,905	$ 89,453,408	4,739,177	$ 72,320,103
Reinvestment of distributions	291,708	4,522,575	554,533	8,467,087
Shares redeemed	(3,722,600)	(57,526,683)	(6,082,343)	(92,898,329)
Net increase (decrease)	2,345,013	$ 36,449,300	(788,633)	$ (12,111,139)
28

Calvert
Short Duration Income Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
29

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

30

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
31

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
32

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
33

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Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24180     3.31.24

Calvert
Ultra-Short Duration Income Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Ultra-Short Duration Income Fund

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2006	10/31/2006	3.24%	6.17%	2.03%	1.64%
Class I at NAV	01/31/2014	10/31/2006	3.37	6.44	2.28	1.92
Class R6 at NAV	10/03/2017	10/31/2006	3.48	6.46	2.34	1.94

Bloomberg 9-12 Months Short Treasury Index	—	—	2.75%	4.71%	1.84%	1.37%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.77%	0.52%	0.48%
Net	0.72	0.47	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of net assets)[1]

Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg 9-12 Months Short Treasury Index measures the performance of U.S. Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class A, Class I and Class R6 shares are offered at net asset value (NAV). Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,032.40	$3.66 **	0.72%
Class I	$1,000.00	$1,033.70	$2.39 **	0.47%
Class R6	$1,000.00	$1,034.80	$2.19 **	0.43%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.64 **	0.72%
Class I	$1,000.00	$1,022.65	$2.38 **	0.47%
Class R6	$1,000.00	$1,022.85	$2.17 **	0.43%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 26.5%

Security	Principal Amount (000's omitted)	Value
Automobile — 7.7%
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 8/17/26(1)	$1,550	$ 1,553,608
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	507	506,039
CarNow Auto Receivables Trust, Series 2023-2A, Class A, 7.38%, 1/15/26(1)	3,033	3,038,356
Chesapeake Funding II LLC:
Series 2020-1A, Class A2, 6.083%, (30-day SOFR Average + 0.764%), 8/15/32(1)(2)	25	24,664
Series 2023-2A, Class A1, 6.16%, 10/15/35(1)	815	820,428
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A1, 5.762%, (1 mo. SOFR + 0.444%), 12/11/34(1)(2)	196	196,410
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	4,646	4,692,770
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%, 6/15/25	191	191,323
Ford Credit Auto Owner Trust:
Series 2022-C, Class A2A, 4.52%, 4/15/25	77	77,215
Series 2023-B, Class A2A, 5.57%, 6/15/26	554	554,291
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	2,105	2,120,382
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	3,000	2,990,980
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2A, 5.44%, 10/20/25	802	801,778
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A, 5.89%, 11/16/26	5,850	5,864,968
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A, 5.47%, 9/15/25(1)	1,525	1,523,774
JPMorgan Chase Bank NA:
Series 2020-2, Class F, 5.763%, 2/25/28(1)	169	168,989
Series 2021-3, Class B, 0.76%, 2/26/29(1)	501	486,043
Series 2021-3, Class C, 0.86%, 2/26/29(1)	559	542,556
Series 2021-3, Class D, 1.009%, 2/26/29(1)	223	216,605
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	5,005	4,993,121
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	3,259	3,262,992
Series 2023-3A, Class A2, 6.09%, 6/15/26(1)	3,132	3,134,935
Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	3,660	3,656,662
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26(1)	1,469	1,443,674
Oscar U.S. Funding XV LLC, Series 2023-1A, Class A2, 6.07%, 9/10/26(1)	8,274	8,300,871
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.35%, 6/21/27(1)	3,000	2,996,201
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, 5/17/27(1)	2,250	2,249,385
		$ 56,409,020
Security	Principal Amount (000's omitted)	Value
Consumer Loan — 10.0%
Avant Loans Funding Trust:
Series 2021-REV1, Class A, 1.21%, 7/15/30(1)	$56	$ 55,554
Series 2021-REV1, Class B, 1.64%, 7/15/30(1)	4,310	4,286,749
Conn's Receivables Funding LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	1,122	1,120,548
Series 2022-A, Class B, 9.52%, 12/15/26(1)	1,507	1,511,656
Series 2023-A, Class A, 8.01%, 1/17/28(1)	4,854	4,867,507
Series 2024-A, Class A, 7.05%, 1/16/29(1)	8,316	8,330,526
Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30(1)	1,974	1,972,962
LL ABS Trust:
Series 2021-1A, Class A, 1.07%, 5/15/29(1)	29	28,702
Series 2022-1A, Class A, 3.76%, 11/15/29(1)	722	719,962
Series 2022-1A, Class B, 5.05%, 11/15/29(1)	1,664	1,647,489
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	168	167,416
Series 2020-1A, Class D, 3.54%, 3/15/30(1)	1,164	1,158,116
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	3,058	3,059,103
Series 2023-2A, Class A, 6.04%, 6/15/33(1)	2,537	2,535,876
Series 2023-3A, Class A, 6.49%, 9/15/33(1)	6,807	6,816,835
Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28(1)	2,335	2,186,179
Oportun Issuance Trust:
Series 2022-3, Class A, 7.451%, 1/8/30(1)	444	444,317
Series 2022-3, Class B, 8.533%, 1/8/30(1)	4,150	4,175,909
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	601	585,810
Series 2021-3, Class B, 1.74%, 5/15/29(1)	3,872	3,851,303
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	577	564,463
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29(1)	7,272	7,297,107
Reach ABS Trust:
Series 2023-1A, Class A, 7.05%, 2/18/31(1)	1,084	1,087,185
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	4,439	4,449,213
SoFi Consumer Loan Program Trust:
Series 2022-1S, Class A, 6.21%, 4/15/31(1)	286	285,620
Series 2023-1S, Class A, 5.81%, 5/15/31(1)	1,322	1,321,303
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,617	1,501,823
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	3,476	3,504,976
Series 2023-1A, Class A, 7.58%, 4/15/29(1)	2,504	2,523,368
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.50%, 3/20/28(1)	693	688,969
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	201	200,441
Series 2021-5, Class A, 1.31%, 11/20/31(1)	20	19,571
		$ 72,966,558

6
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Equipment — 3.7%
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	$225	$ 224,192
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	6,541	6,584,539
Dell Equipment Finance Trust:
Series 2023-2, Class A2, 5.84%, 1/22/29(1)	1,725	1,726,709
Series 2023-3, Class A2, 6.10%, 4/23/29(1)	3,413	3,424,831
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 1/20/26(1)	2,805	2,799,926
HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(1)	9,780	9,773,724
Octane Receivables Trust:
Series 2021-2A, Class A, 1.21%, 9/20/28(1)	605	591,105
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	583	577,903
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	879	880,119
		$ 26,583,048
Other — 2.2%
New Residential Mortgage LLC, Series 2020-FNT2, Class A, 5.437%, 7/25/25(1)	$4,060	$ 3,987,335
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	952	897,519
Vantage Data Centers LLC, Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	11,183	11,079,128
		$ 15,963,982
Small Business Loan — 0.7%
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	$1,745	$ 1,703,905
Series 2022-B, Class A, 3.75%, 6/18/35(1)	128	127,286
Newtek Small Business Loan Trust, Series 2023-1, Class A, 8.00%, (USD Prime - 0.50%), 7/25/50(1)(2)	2,986	2,981,656
		$ 4,812,847
Student Loan — 0.8%
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.694%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	$6,207	$ 6,165,747
		$ 6,165,747
Timeshare — 0.1%
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	$492	$ 468,578
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	112	105,319
		$ 573,897
Whole Business — 1.3%
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$3,420	$ 3,069,775
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	1,971	1,935,298
Security	Principal Amount (000's omitted)	Value
Whole Business (continued)
Driven Brands Funding LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	$4,713	$ 4,629,420
		$ 9,634,493
Total Asset-Backed Securities (identified cost $193,044,861)		$193,109,592

Collateralized Mortgage Obligations — 3.6%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1A, 6.32%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$631	$ 631,986
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class M1, 6.07%, (30-day SOFR Average + 0.75%), 10/25/33(1)(2)	173	172,941
Series 2022-DNA2, Class M1A, 6.62%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	2,989	3,003,686
Series 2022-HQA1, Class M1A, 7.42%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	1,330	1,346,250
Series 2024-DNA1, Class M1, 6.67%, (30-day SOFR Average + 1.35%), 2/25/44(1)(2)	3,666	3,680,057
Series 2024-HQA1, Class A1, 6.569%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	6,000	6,030,000
Federal National Mortgage Association, Series 2006-46, Class FG, 5.685%, (30-day SOFR Average + 0.364%), 6/25/36(2)	816	805,836
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 8.335%, (30-day SOFR Average + 3.014%), 7/25/24(2)	14	14,325
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,504	1,569,932
Government National Mortgage Association, Series 2011-44, Class KF, 5.843%, (1 mo. SOFR + 0.514%), 3/20/41(2)	1,087	1,072,164
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 7.019%, (30-day SOFR Average + 1.70%), 3/25/54(1)(2)	2,193	2,212,048
Series 2023-HE3, Class A1, 6.92%, (30-day SOFR Average + 1.60%), 5/25/54(1)(2)	3,561	3,586,926
RESIMAC Bastille Trust, Series 2021-2NCA, Class A1B, 6.08%, (SOFR + 0.74%), 2/3/53(1)(2)	1,531	1,527,198
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 6.485%, (1 mo. SOFR + 1.164%), 2/7/52(1)(2)	263	263,050
Total Collateralized Mortgage Obligations (identified cost $25,720,184)		$ 25,916,399

7
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 7.7%

Security	Principal Amount (000's omitted)	Value
BPR Trust, Series 2022-SSP, Class A, 8.325%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	$3,000	$ 3,023,658
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.39%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	4,129	4,086,476
Series 2021-VOLT, Class C, 6.54%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	1,907	1,880,778
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class A, 6.693%, (1 mo. SOFR + 1.367%), 12/15/37(1)(2)	6,175	6,185,647
Series 2019-LIFE, Class B, 6.873%, (1 mo. SOFR + 1.547%), 12/15/37(1)(2)	3,450	3,451,082
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.52%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	7,853	7,855,121
Series 2021-ESH, Class B, 6.82%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	2,928	2,931,218
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.523%, (1 mo. SOFR + 1.197%), 5/15/38(1)(2)	7,467	7,444,931
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 6.491%, (1 mo. SOFR + 1.164%), 4/15/38(1)(2)	900	898,788
Med Trust, Series 2021-MDLN, Class B, 6.89%, (1 mo. SOFR + 1.564%), 11/15/38(1)(2)	5,041	5,041,968
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36(1)(2)(3)	4,866	4,833,496
ORL Trust, Series 2023-GLKS, Class A, 7.676%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)	1,767	1,780,252
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.511%, (1 mo. SOFR + 2.186%), 5/15/37(1)(2)	1,000	1,012,325
VMC Finance LLC, Series 2021-HT1, Class A, 7.091%, (1 mo. SOFR + 1.764%), 1/18/37(1)(2)	5,626	5,563,321
Total Commercial Mortgage-Backed Securities (identified cost $55,823,102)		$ 55,989,061

Corporate Bonds — 53.6%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 1.0%
Celanese U.S. Holdings LLC:
3.50%, 5/8/24	$2,425	$ 2,419,351
5.90%, 7/5/24	1,237	1,237,362
6.05%, 3/15/25	3,500	3,507,612
		$ 7,164,325
Communications — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$3,010	$ 2,869,814
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	$1,850	$ 1,814,767
Sprint LLC, 7.125%, 6/15/24	8,649	8,669,221
		$ 13,353,802
Consumer, Cyclical — 9.4%
Brunswick Corp., 0.85%, 8/18/24	$3,575	$ 3,507,821
Daimler Truck Finance North America LLC, 6.348%, (SOFR + 1.00%), 4/5/24(1)(2)	3,662	3,662,238
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	7,693	7,616,285
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	11,365	11,266,580
General Motors Financial Co., Inc.:
5.969%, (SOFR + 0.62%), 10/15/24(2)	8,698	8,698,319
6.647%, (SOFR + 1.30%), 4/7/25(2)	1,908	1,921,568
Hyatt Hotels Corp., 1.80%, 10/1/24	4,000	3,916,428
Hyundai Capital America, 5.80%, 6/26/25(1)	7,344	7,363,312
Marriott International, Inc., 3.60%, 4/15/24	7,000	6,993,429
Nordstrom, Inc., 2.30%, 4/8/24	1,572	1,571,315
Tapestry, Inc., 7.05%, 11/27/25	3,025	3,088,596
WarnerMedia Holdings, Inc., 6.412%, 3/15/26	8,659	8,659,178
		$ 68,265,069
Consumer, Non-cyclical — 3.2%
Baxter International, Inc., 5.797%, (SOFR + 0.44%), 11/29/24(2)	$3,000	$ 3,000,025
Becton Dickinson & Co., 3.363%, 6/6/24	3,000	2,986,944
Centene Corp., 4.25%, 12/15/27	3,500	3,339,803
JDE Peet's NV, 0.80%, 9/24/24(1)	8,519	8,309,036
Revvity, Inc., 0.85%, 9/15/24	6,017	5,878,287
		$ 23,514,095
Financial — 33.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/24	$3,000	$ 2,929,297
Ally Financial, Inc., 5.125%, 9/30/24	7,750	7,718,456
Australia & New Zealand Banking Group Ltd., 5.923%, (SOFR + 0.56%), 3/18/26(1)(2)	7,690	7,699,774
Aviation Capital Group LLC, 5.50%, 12/15/24(1)	7,188	7,162,221
Banco Santander SA:
3.892%, 5/24/24	6,600	6,584,244
5.147%, 8/18/25	3,000	2,979,963
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(4)	11,000	10,803,820
3.841% to 4/25/24, 4/25/25(4)	6,835	6,825,703
6.041%, (SOFR + 0.69%), 4/22/25(2)	3,000	3,001,144
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(4)	3,000	2,745,567
Bank of New York Mellon, 5.812%, (SOFR + 0.45%), 3/13/26(2)	2,295	2,297,375
BBVA Bancomer SA, 1.875%, 9/18/25(1)	1,718	1,632,137

8
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Blackstone Private Credit Fund, 2.35%, 11/22/24	$4,000	$ 3,909,550
BPCE SA:
5.15%, 7/21/24(1)	2,475	2,464,849
5.919%, (SOFR + 0.57%), 1/14/25(1)(2)	4,000	4,006,979
Capital One Financial Corp., 4.166% to 5/9/24, 5/9/25(4)	15,690	15,658,297
Citigroup, Inc.:
6.021%, (SOFR + 0.669%), 5/1/25(2)	7,618	7,621,302
6.045%, (SOFR + 0.694%), 1/25/26(2)	4,778	4,784,374
Credit Suisse AG, 3.625%, 9/9/24	10,000	9,907,648
Discover Bank, 2.45%, 9/12/24	8,000	7,882,470
Enact Holdings, Inc., 6.50%, 8/15/25(1)	4,637	4,640,756
EPR Properties, 4.50%, 4/1/25	4,476	4,410,628
Fifth Third Bank NA, 5.852% to 10/27/24, 10/27/25(4)	4,000	3,997,326
GA Global Funding Trust:
5.862%, (SOFR + 0.50%), 9/13/24(1)(2)	5,000	5,001,721
6.708%, (SOFR + 1.36%), 4/11/25(1)(2)	5,000	5,026,996
Goldman Sachs Group, Inc., 5.84%, (SOFR + 0.49%), 10/21/24(2)	8,552	8,554,141
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 4/15/25(1)(5)	3,000	2,990,328
HSBC Holdings PLC, 0.976% to 5/24/24, 5/24/25(4)	7,530	7,472,346
Intesa Sanpaolo SpA, 5.017%, 6/26/24(1)	4,000	3,987,143
JPMorgan Chase & Co.:
3.845% to 6/14/24, 6/14/25(4)	16,650	16,578,194
5.546% to 12/15/24, 12/15/25(4)	8,000	7,996,372
KeyBank NA, 5.683%, (SOFR + 0.32%), 6/14/24(2)	3,750	3,747,502
KeyCorp, 3.878% to 5/23/24, 5/23/25(4)	3,050	3,036,381
Lloyds Banking Group PLC, 4.50%, 11/4/24	3,581	3,547,178
PNC Financial Services Group, Inc., 3.90%, 4/29/24	3,300	3,295,485
Radian Group, Inc., 4.50%, 10/1/24	2,000	1,984,211
Societe Generale SA, 5.519% to 1/19/27, 1/19/28(1)(4)	4,125	4,098,309
Standard Chartered PLC, 6.287%, (SOFR + 0.93%), 11/23/25(1)(2)	4,000	4,000,182
Stifel Financial Corp., 4.25%, 7/18/24	7,589	7,548,036
Synchrony Bank, 5.40%, 8/22/25	3,975	3,939,873
Synchrony Financial:
4.25%, 8/15/24	3,000	2,980,980
4.875%, 6/13/25	1,574	1,551,025
Truist Financial Corp., 5.761%, (SOFR + 0.40%), 6/9/25(2)	9,440	9,418,336
Wells Fargo & Co., 2.406% to 10/30/24, 10/30/25(4)	3,400	3,335,697
		$241,754,316
Industrial — 1.0%
Parker-Hannifin Corp., 3.65%, 6/15/24	$3,300	$ 3,285,818
TD SYNNEX Corp., 1.25%, 8/9/24	4,178	4,110,736
		$ 7,396,554
Technology — 1.6%
Concentrix Corp., 6.65%, 8/2/26	$3,575	$ 3,603,739
Dell International LLC/EMC Corp., 4.00%, 7/15/24	3,000	2,985,317
Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Hewlett Packard Enterprise Co., 5.90%, 10/1/24	$3,545	$ 3,550,886
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,703	1,560,663
		$ 11,700,605
Utilities — 2.4%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$3,745	$ 3,725,839
Eversource Energy, 4.20%, 6/27/24	3,500	3,487,363
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	6,998	7,026,832
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	3,229	3,202,741
		$ 17,442,775
Total Corporate Bonds (identified cost $390,533,739)		$390,591,541

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(6)(7)	$1,000	$ 986,290
Total High Social Impact Investments (identified cost $1,000,000)		$ 986,290

Short-Term Investments — 8.6%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(8)	2,854,985	$ 2,854,985
Total Affiliated Fund (identified cost $2,854,985)		$ 2,854,985
Commercial Paper — 3.6%
Security	Principal Amount (000's omitted)	Value
Brookfield BRP Holdings Canada, Inc., 6.057%, 5/7/24(1)(9)(10)	$9,515	$ 9,456,166
Harley-Davidson Financial Services, Inc., 6.183%, 5/2/24(1)(9)(10)	630	626,499
International Flavors & Fragrances, Inc., 6.17%, 4/2/24(1)(9)(10)	7,000	6,994,728
Rogers Communications, Inc., 6.041%, 4/30/24(1)(9)(10)	9,000	8,954,146
Total Commercial Paper (identified cost $26,041,820)		$ 26,031,539

9
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.0%(11)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(12)	97,995	$ 97,995
Total Securities Lending Collateral (identified cost $97,995)		$ 97,995
U.S. Treasury Obligations — 4.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/20/25	$25,000	$ 23,917,457
0.00%, 3/20/25	10,000	9,532,438
Total U.S. Treasury Obligations (identified cost $33,458,915)		$ 33,449,895
Total Short-Term Investments (identified cost $62,453,715)		$ 62,434,414
Total Investments — 100.1% (identified cost $728,575,601)		$729,027,297
Other Assets, Less Liabilities — (0.1)%		$ (556,112)
Net Assets — 100.0%		$ 728,471,185

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $381,453,807 or 52.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(3)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	All or a portion of this security was on loan at March 31, 2024. The aggregate market value of securities on loan at March 31, 2024 was $93,697.
(6)	May be deemed to be an affiliated company (see Note 8).
(7)	Restricted security. Total market value of restricted securities amounts to $986,290, which represents 0.1% of the net assets of the Fund as of March 31, 2024.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(9)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2024, the aggregate value of these securities is $26,031,539 representing 3.6% of the Fund’s net assets.
(10)	Rate shown is the discount rate at date of purchase.
(11)	Amount is less than 0.05%.
(12)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(64)	Short	6/28/24	$(6,849,000)	$ (17,075)
					$(17,075)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000

10
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Currency Abbreviations:
USD	– United States Dollar
11
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $719,857,232) - including $93,697 of securities on loan	$ 720,352,526
Investments in securities of affiliated issuers, at value (identified cost $8,718,369)	8,674,771
Receivable for variation margin on open futures contracts	40
Cash	281,691
Deposits at broker for futures contracts	125,000
Receivable for capital shares sold	454,222
Interest receivable	5,046,821
Dividends and interest receivable - affiliated	131,475
Securities lending income receivable	1,326
Receivable from affiliates	77,890
Trustees' deferred compensation plan	736,652
Total assets	$735,882,414
Liabilities
Payable for investments purchased	$ 767,320
Payable for capital shares redeemed	1,395,299
Distributions payable	3,760,262
Deposits for securities loaned	97,995
Payable to affiliates:
Investment advisory fee	193,092
Administrative fee	90,704
Distribution and service fees	46,542
Sub-transfer agency fee	17,577
Trustees' deferred compensation plan	736,652
Accrued expenses	305,786
Total liabilities	$ 7,411,229
Net Assets	$728,471,185
Sources of Net Assets
Paid-in capital	$ 750,980,835
Accumulated loss	(22,509,650)
Net Assets	$728,471,185
Class A Shares
Net Assets	$ 219,348,869
Shares Outstanding	22,249,809
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.86
Class I Shares
Net Assets	$ 464,610,244
Shares Outstanding	47,122,441
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.86
12
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class R6 Shares
Net Assets	$ 44,512,072
Shares Outstanding	4,516,135
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.86
13
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income - affiliated issuers	$ 756,785
Interest income	26,497,361
Interest income - affiliated issuers	199,607
Securities lending income, net	7,940
Total investment income	$27,461,693
Expenses
Investment advisory fee	$ 1,236,277
Administrative fee	570,633
Distribution and service fees:
Class A	278,048
Trustees' fees and expenses	24,796
Custodian fees	9,665
Transfer agency fees and expenses	313,556
Accounting fees	108,847
Professional fees	34,616
Registration fees	78,290
Reports to shareholders	31,391
Miscellaneous	38,071
Total expenses	$ 2,724,190
Waiver and/or reimbursement of expenses by affiliates	$ (281,381)
Net expenses	$ 2,442,809
Net investment income	$25,018,884
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (975,411)
Futures contracts	23,354
Net realized loss	$ (952,057)
Change in unrealized appreciation (depreciation):
Investment securities	$ 7,191,594
Investment securities - affiliated issuers	151,500
Futures contracts	(74,593)
Net change in unrealized appreciation (depreciation)	$ 7,268,501
Net realized and unrealized gain	$ 6,316,444
Net increase in net assets from operations	$31,335,328
14
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 25,018,884	$ 39,133,237
Net realized loss	(952,057)	(3,589,798)
Net change in unrealized appreciation (depreciation)	7,268,501	12,376,856
Net increase in net assets from operations	$ 31,335,328	$ 47,920,295
Distributions to shareholders:
Class A	$ (5,518,906)	$ (10,271,866)
Class I	(12,116,100)	(21,676,783)
Class R6	(6,766,607)	(6,926,869)
Total distributions to shareholders	$ (24,401,613)	$ (38,875,518)
Capital share transactions:
Class A	$ (10,390,979)	$ (56,486,722)
Class I	(8,943,295)	(21,967,326)
Class R6	(184,581,266)	140,365,504
Net increase (decrease) in net assets from capital share transactions	$(203,915,540)	$ 61,911,456
Net increase (decrease) in net assets	$(196,981,825)	$ 70,956,233
Net Assets
At beginning of period	$ 925,453,010	$ 854,496,777
At end of period	$ 728,471,185	$925,453,010
15
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.79	$ 9.68	$ 9.94	$ 9.86	$ 9.98	$ 9.99
Income (Loss) From Operations
Net investment income(1)	$ 0.25	$ 0.40	$ 0.09	$ 0.06	$ 0.15	$ 0.24
Net realized and unrealized gain (loss)	0.06	0.11	(0.24)	0.09	(0.12)	— (2)
Total income (loss) from operations	$ 0.31	$ 0.51	$ (0.15)	$ 0.15	$ 0.03	$ 0.24
Less Distributions
From net investment income	$ (0.24)	$ (0.40)	$ (0.11)	$ (0.07)	$ (0.15)	$ (0.25)
Total distributions	$ (0.24)	$ (0.40)	$ (0.11)	$ (0.07)	$ (0.15)	$ (0.25)
Net asset value — End of period	$ 9.86	$ 9.79	$ 9.68	$ 9.94	$ 9.86	$ 9.98
Total Return(3)	3.24% (4)	5.39%	(1.56)%	1.55%	0.35%	2.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$219,349	$228,165	$281,960	$331,648	$296,786	$311,980
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.78% (6)	0.77%	0.75%	0.76%	0.76%	0.79%
Net expenses	0.72% (6)(7)	0.72% (7)	0.72% (7)	0.72%	0.72%	0.74%
Net investment income	5.10% (6)	4.12%	0.93%	0.58%	1.48%	2.44%
Portfolio Turnover	52% (4)	70%	78%	92% (8)	128% (8)	85%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.79	$ 9.69	$ 9.94	$ 9.86	$ 9.98	$ 9.99
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.43	$ 0.12	$ 0.08	$ 0.17	$ 0.27
Net realized and unrealized gain (loss)	0.07	0.10	(0.24)	0.10	(0.11)	— (2)
Total income (loss) from operations	$ 0.33	$ 0.53	$ (0.12)	$ 0.18	$ 0.06	$ 0.27
Less Distributions
From net investment income	$ (0.26)	$ (0.43)	$ (0.13)	$ (0.10)	$ (0.18)	$ (0.28)
Total distributions	$ (0.26)	$ (0.43)	$ (0.13)	$ (0.10)	$ (0.18)	$ (0.28)
Net asset value — End of period	$ 9.86	$ 9.79	$ 9.69	$ 9.94	$ 9.86	$ 9.98
Total Return(3)	3.37% (4)	5.54%	(1.21)%	1.80%	0.60%	2.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$464,610	$470,263	$487,115	$605,831	$490,798	$576,065
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.53% (6)	0.52%	0.51%	0.51%	0.51%	0.54%
Net expenses	0.47% (6)(7)	0.47% (7)	0.47% (7)	0.47%	0.47%	0.48%
Net investment income	5.34% (6)	4.40%	1.19%	0.82%	1.75%	2.70%
Portfolio Turnover	52% (4)	70%	78%	92% (8)	128% (8)	85%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.78	$ 9.68	$ 9.93	$ 9.86	$ 9.98	$ 9.99
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.45	$ 0.12	$ 0.08	$ 0.18	$ 0.27
Net realized and unrealized gain (loss)	0.08	0.08	(0.24)	0.09	(0.12)	— (2)
Total income (loss) from operations	$ 0.34	$ 0.53	$ (0.12)	$ 0.17	$ 0.06	$ 0.27
Less Distributions
From net investment income	$ (0.26)	$ (0.43)	$ (0.13)	$ (0.10)	$ (0.18)	$ (0.28)
Total distributions	$ (0.26)	$ (0.43)	$ (0.13)	$ (0.10)	$ (0.18)	$ (0.28)
Net asset value — End of period	$ 9.86	$ 9.78	$ 9.68	$ 9.93	$ 9.86	$ 9.98
Total Return(3)	3.48% (4)	5.59%	(1.17)%	1.75%	0.64%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,512	$227,025	$85,422	$83,675	$34,944	$50,650
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.49% (6)	0.48%	0.46%	0.46%	0.47%	0.50%
Net expenses	0.43% (6)(7)	0.43% (7)	0.43% (7)	0.43%	0.43%	0.44%
Net investment income	5.31% (6)	4.66%	1.22%	0.82%	1.85%	2.72%
Portfolio Turnover	52% (4)	70%	78%	92% (8)	128% (8)	85%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2024 and the years ended September 30, 2023 and 2022).
(8)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are sold at net asset value and are not subject to a sales charge. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
19

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 193,109,592	$ —	$ 193,109,592
Collateralized Mortgage Obligations	—	25,916,399	—	25,916,399
Commercial Mortgage-Backed Securities	—	55,989,061	—	55,989,061
Corporate Bonds	—	390,591,541	—	390,591,541
High Social Impact Investments	—	986,290	—	986,290
Short-Term Investments:
Affiliated Fund	2,854,985	—	—	2,854,985
Commercial Paper	—	26,031,539	—	26,031,539
Securities Lending Collateral	97,995	—	—	97,995
U.S. Treasury Obligations	—	33,449,895	—	33,449,895
Total Investments	$2,952,980	$726,074,317	$ —	$729,027,297
Liability Description
Futures Contracts	$ (17,075)	$ —	$ —	$ (17,075)
Total	$ (17,075)	$ —	$ —	$ (17,075)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
20

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.260%
Over $1 billion	0.250%
For the six months ended March 31, 2024, the investment advisory fee amounted to $1,236,277 or 0.26% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $22,322 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.72%, 0.47% and 0.43% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $259,059.
21

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $570,633.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $278,048 for Class A shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $32,915 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $312,542,049 and $345,415,305, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $20,965,141 and $40,593,811, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $22,266,931 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $12,288,815 are short-term and $9,978,116 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$728,780,564
Gross unrealized appreciation	$ 2,633,766
Gross unrealized depreciation	(2,404,108)
Net unrealized appreciation	$ 229,658
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2024 is included in the Schedule of Investments. During the six months ended March 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
22

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$ —	$(17,075) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ 23,354	$ (74,593)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2024 was approximately $813,000 and $6,879,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2024, the total value of securities on loan, including accrued interest, was $96,298 and the total value of collateral received was $97,995, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$97,995	$ —	$ —	$ —	$97,995
The carrying amount of the liability for deposits for securities loaned at March 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
23

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2024. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2024, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $8,674,771, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 4,863,496	$ —	$ (181,556)	$ —	$ 151,500	$ 4,833,496	$ 181,802	$4,865,688
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	986,290	—	(1,000,000)	—	13,710	—	3,083	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	1,000,000	—	—	(13,710)	986,290	14,722	1,000,000
Short-Term Investments
Liquidity Fund	30,103,914	391,878,780	(419,127,709)	—	—	2,854,985	756,785	2,854,985
Total				$ —	$151,500	$8,674,771	$956,392

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
24

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	861,104	$ 8,463,816	1,827,261	$ 17,802,545
Reinvestment of distributions	443,604	4,358,723	1,003,735	9,787,686
Shares redeemed	(2,366,987)	(23,213,518)	(8,633,310)	(84,076,953)
Net decrease	(1,062,279)	$ (10,390,979)	(5,802,314)	$ (56,486,722)
Class I
Shares sold	11,830,376	$ 116,261,055	29,254,440	$ 285,067,922
Reinvestment of distributions	993,067	9,759,777	2,105,763	20,540,873
Shares redeemed	(13,742,842)	(134,964,127)	(33,607,092)	(327,576,121)
Net decrease	(919,399)	$ (8,943,295)	(2,246,889)	$ (21,967,326)
Class R6
Shares sold	22,355,886	$ 219,544,261	35,494,292	$ 346,224,495
Reinvestment of distributions	589,007	5,787,259	697,380	6,806,208
Shares redeemed	(41,635,695)	(409,912,786)	(21,809,319)	(212,665,199)
Net increase (decrease)	(18,690,802)	$(184,581,266)	14,382,353	$ 140,365,504
25

Calvert
Ultra-Short Duration Income Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
26

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

27

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
28

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24184     3.31.24

Calvert
Mortgage Access Fund
Semiannual Report
March 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2024
Calvert
Mortgage Access Fund

Calvert
Mortgage Access Fund
March 31, 2024
Performance

Portfolio Manager(s) Andrew Szczurowski, CFA and Alexander Payne, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/29/2022	04/29/2022	4.86%	1.80%	—%	2.65%
Class A with 3.25% Maximum Sales Charge	—	—	1.42	(1.55)	—	0.89
Class C at NAV	04/29/2022	04/29/2022	4.57	1.04	—	1.93
Class C with 1% Maximum Deferred Sales Charge	—	—	3.57	0.08	—	1.93
Class I at NAV	04/29/2022	04/29/2022	5.09	2.06	—	2.95
Class R6 at NAV	04/29/2022	04/29/2022	5.09	2.05	—	2.98

Bloomberg U.S. Mortgage Backed Securities Index	—	—	6.36%	1.39%	(0.38)%	(0.01)%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.45%	2.20%	1.20%	1.20%
Net	1.14	1.89	0.89	0.89
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Mortgage Access Fund
March 31, 2024
Fund Profile

Asset Allocation (% of total investments)
3

Calvert
Mortgage Access Fund
March 31, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Mortgage Backed Securities Index measures agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Mortgage Access Fund
March 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/23)	Ending Account Value (3/31/24)	Expenses Paid During Period* (10/1/23 – 3/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,048.60	$ 6.61**	1.29%
Class C	$1,000.00	$1,045.70	$10.43 **	2.04%
Class I	$1,000.00	$1,050.90	$ 5.33**	1.04%
Class R6	$1,000.00	$1,050.90	$ 5.33**	1.04%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.55	$ 6.51**	1.29%
Class C	$1,000.00	$1,014.80	$10.28 **	2.04%
Class I	$1,000.00	$1,019.80	$ 5.25**	1.04%
Class R6	$1,000.00	$1,019.80	$ 5.25**	1.04%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2023.
**	Absent a waiver and/or reimbursement of expenses by affiliate(s), expenses would be higher.
5

Calvert
Mortgage Access Fund
March 31, 2024
Schedule of Investments (Unaudited)

Collateralized Mortgage Obligations — 55.1%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$64	$ 54,123
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	250	245,751
Bellemeade Re Ltd., Series 2022-2, Class M1A, 9.32%, (30-day SOFR Average + 4.00%), 9/27/32(1)(3)	500	509,590
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	74	65,033
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	109	101,013
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	921	837,867
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(4)	744	736,705
Series 2022-NQM1, Class A3, 5.82% to 8/25/25, 6/25/67(1)(4)	83	82,886
Series 2022-NQM1, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	500	517,645
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(4)	338	339,918
Series 2023-4, Class A3, 8.38% to 8/25/26, 9/25/58(1)(4)	878	899,901
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.787%, 5/25/65(1)(2)	500	493,504
FARM Mortgage Trust:
Series 2021-1, Class B, 3.241%, 7/25/51(1)(2)	751	551,026
Series 2022-1, Class B, 2.947%, 1/25/52(1)(2)	373	268,004
Series 2023-1, Class B, 3.034%, 3/25/52(1)(2)	956	685,112
Series 2024-1, Class B, 5.122%, 10/1/53(1)(2)(5)	1,000	812,552
Federal Home Loan Mortgage Corp., Series 5327, Class B, 6.00%, 8/25/53	650	658,668
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 12.935%, (30-day SOFR Average + 7.61%), 9/25/49(1)(3)	250	284,862
Series 2021-HQA1, Class B2, 10.32%, (30-day SOFR Average + 5.00%), 8/25/33(1)(3)	750	799,922
Series 2022-HQA1, Class M1B, 8.82%, (30-day SOFR Average + 3.50%), 3/25/42(1)(3)	500	522,539
Series 2022-HQA2, Class M1B, 9.32%, (30-day SOFR Average + 4.00%), 7/25/42(1)(3)	500	532,522
Series 2023-HQA2, Class M1B, 8.67%, (30-day SOFR Average + 3.35%), 6/25/43(1)(3)	750	795,216
Federal National Mortgage Association, Series 2023-12, Class LW, 6.00%, 4/25/53	500	507,900
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 9.185%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	221	230,256
Series 2023-R03, Class 2M2, 9.22%, (30-day SOFR Average + 3.90%), 4/25/43(1)(3)	500	534,331
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	86	85,311
Series 2022-NQM4, Class M1, 5.749%, 8/25/67(1)(2)	305	292,789
Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(4)	428	427,601
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(6)	$594	$ 90,974
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)(7)	806	9,771
Series 2022-173, Class S, 3.229%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(7)	218	208,828
Series 2022-195, Class AS, 3.444%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(7)	238	245,078
Series 2022-197, Class SW, 3.554%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(7)	204	198,001
Series 2023-13, Class SA, 0.081%, (5.40% - 30-day SOFR Average), 1/20/53(6)(7)	1,476	31,766
Series 2023-19, Class SD, 0.981%, (6.30% - 30-day SOFR Average), 2/20/53(6)(7)	860	39,887
Series 2023-22, Class ES, 0.981%, (6.30% - 30-day SOFR Average), 2/20/53(6)(7)	860	40,694
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(6)(7)	1,719	39,355
Series 2023-24, Class SG, 0.981%, (6.30% - 30-day SOFR Average), 2/20/53(6)(7)	860	40,694
Series 2023-38, Class LS, 0.981%, (6.30% - 30-day SOFR Average), 3/20/53(6)(7)	866	40,750
Series 2023-47, Class HS, 0.981%, (6.30% - 30-day SOFR Average), 3/20/53(6)(7)	303	14,263
Series 2023-47, Class SC, 0.931%, (6.25% - 30-day SOFR Average), 3/20/53(6)(7)	432	19,865
Series 2023-65, Class G, 3.046%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(7)	476	448,508
Series 2023-89, Class SE, 0.731%, (6.05% - 30-day SOFR Average), 6/20/53(6)(7)	2,412	111,661
Series 2023-96, Class BL, 6.00%, 7/20/53	650	663,353
Series 2023-96, Class DB, 6.00%, 7/20/53	750	763,274
Series 2023-98, Class BW, 6.00%, 7/20/53	250	255,106
Series 2023-99, Class AL, 6.00%, 7/20/53	1,000	1,020,288
Series 2023-100, Class AY, 6.00%, 7/20/53	2,000	2,040,686
Series 2023-100, Class JL, 6.00%, 7/20/53	500	510,234
Series 2023-102, Class SG, 2.723%, (22.55% - 30-day SOFR Average x 3.727), 7/20/53(7)	337	323,264
Series 2023-133, Class S, 5.642%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(7)	685	695,333
Series 2023-149, Class S, 5.492%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(7)	494	513,440
Series 2023-153, Class SM, 6.723%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(7)	492	519,501
Series 2023-164, Class EL, 6.00%, 11/20/53	1,500	1,539,664
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,016,296
Series 2023-165, Class EY, 6.50%, 11/20/53	1,000	1,046,980
Series 2023-173, Class AX, 6.00%, 11/20/53	1,500	1,535,618
Series 2023-182, Class EL, 6.00%, 12/20/53	500	509,567
Series 2024-1, Class GL, 6.00%, 1/20/54	500	511,042
Series 2024-44, Class LM, 6.00%, 3/20/54	1,000	1,020,018
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	116,220
NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 10.694%, (1 mo. SOFR + 5.364%), 5/25/55(1)(3)	841	846,558

6

Calvert
Mortgage Access Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust:
2024 Participation, 11.08%, (30-day SOFR Average + 5.75%), 12/24/24(3)	$540	$ 544,443
Series 2022-FT1, Class A, 9.511%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	300	304,388
Series 2022-GT1, Class A, 9.57%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	507,923
Radnor RE Ltd., Series 2022-1, Class M1A, 9.07%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	392	397,347
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/59(1)(2)	7	7,280
Total Collateralized Mortgage Obligations (identified cost $31,096,857)		$31,660,465

U.S. Government Agency Mortgage-Backed Securities — 81.6%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.50%, 8/1/52	$49	$ 46,433
5.50%, 11/1/52	98	98,103
6.00%, 7/1/53	397	404,213
6.50%, with various maturities to 2053	994	1,022,544
7.00%, 6/1/53	497	522,545
Government National Mortgage Association:
5.50%, 30-Year, TBA(8)	7,000	6,998,067
6.00%, 30-Year, TBA(8)	7,400	7,468,572
4.00%, with various maturities to 2052	937	874,505
4.50%, with various maturities to 2052	388	374,757
5.00%, with various maturities to 2052(9)	7,334	7,225,490
5.50%, with various maturities to 2062(9)	3,048	3,059,601
6.00%, with various maturities to 2053	6,533	6,660,501
6.50%, with various maturities to 2063(9)	6,873	7,060,898
7.00%, with various maturities to 2062(9)	4,879	5,048,512
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $47,080,825)		$46,864,741

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(10)	315,778	$ 315,778
Total Short-Term Investments (identified cost $315,778)		$ 315,778
Total Investments — 137.2% (identified cost $78,493,460)		$78,840,984

TBA Sale Commitments — (8.7)%
U.S. Government Agency Mortgage-Backed Securities — (8.7)%
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
6.50%, 30-Year, TBA(8)	$(2,750)	$ (2,808,652)
7.00%, 30-Year, TBA(8)	(2,150)	(2,213,814)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $5,012,639)		$ (5,022,466)
Total TBA Sale Commitments (proceeds $5,012,639)		$ (5,022,466)
Other Assets, Less Liabilities — (28.5)%		$ (16,365,322)
Net Assets — 100.0%		$ 57,453,196

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2024, the aggregate value of these securities is $13,885,695 or 24.2% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2024.
(5)	When-issued security.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2024.

7

Calvert
Mortgage Access Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

(8)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	466	Long	6/28/24	$49,869,281	$141,933
U.S. Long Treasury Bond	(38)	Short	6/18/24	(4,576,625)	(67,477)
U.S. Ultra-Long Treasury Bond	(13)	Short	6/18/24	(1,677,000)	(26,333)
					$ 48,123
8

Calvert
Mortgage Access Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited)

March 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $78,177,682)	$ 78,525,206
Investments in securities of affiliated issuers, at value (identified cost $315,778)	315,778
Cash	2,453
Deposits at broker for futures contracts	556,372
Receivable for investments sold	5,019,319
Receivable for TBA sale commitments	5,012,639
Receivable for capital shares sold	26,218
Interest receivable	317,115
Dividends receivable - affiliated	6,555
Receivable from affiliates	15,940
Trustees' deferred compensation plan	322
Total assets	$89,797,917
Liabilities
Payable for variation margin on open futures contracts	$ 70,177
Payable for reverse repurchase agreements, including accrued interest of $115,891	6,892,920
Payable for when-issued/delayed delivery/forward commitment securities	20,286,736
TBA sale commitments, at value (proceeds receivable $5,012,639)	5,022,466
Payable for capital shares redeemed	10,047
Distributions payable	203
Payable to affiliates:
Investment advisory fee	13,307
Administrative fee	5,794
Distribution and service fees	214
Sub-transfer agency fee	85
Trustees' fees and expenses	670
Trustees' deferred compensation plan	322
Accrued expenses	41,780
Total liabilities	$32,344,721
Net Assets	$57,453,196
Sources of Net Assets
Paid-in capital	$ 58,620,287
Accumulated loss	(1,167,091)
Net Assets	$57,453,196
Class A Shares
Net Assets	$ 840,860
Shares Outstanding	87,381
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.62
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.94
Class C Shares
Net Assets	$ 51,861
Shares Outstanding	5,386
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.63
9
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2024
Class I Shares
Net Assets	$ 56,507,612
Shares Outstanding	5,868,362
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.63
Class R6 Shares
Net Assets	$ 52,863
Shares Outstanding	5,490
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.63

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2024
Investment Income
Dividend income - affiliated issuers	$ 29,547
Interest income	1,804,262
Total investment income	$ 1,833,809
Expenses
Investment advisory fee	$ 77,101
Administrative fee	33,043
Distribution and service fees:
Class A	563
Class C	255
Trustees' fees and expenses	2,118
Custodian fees	3,704
Transfer agency fees and expenses	1,092
Accounting fees	6,432
Professional fees	24,381
Registration fees	56,061
Reports to shareholders	55
Interest expense and fees	152,250
Miscellaneous	5,946
Total expenses	$ 363,001
Waiver and/or reimbursement of expenses by affiliates	$ (78,298)
Net expenses	$ 284,703
Net investment income	$ 1,549,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (218,944)
Futures contracts	(831,907)
Net realized loss	$(1,050,851)
Change in unrealized appreciation (depreciation):
Investment securities	$ 2,064,184
Futures contracts	149,554
TBA sale commitments	(9,827)
Net change in unrealized appreciation (depreciation)	$ 2,203,911
Net realized and unrealized gain	$ 1,153,060
Net increase in net assets from operations	$ 2,702,166
11
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2024
Statements of Changes in Net Assets

	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,549,106	$ 1,793,622
Net realized loss	(1,050,851)	(430,067)
Net change in unrealized appreciation (depreciation)	2,203,911	(1,021,562)
Net increase in net assets from operations	$ 2,702,166	$ 341,993
Distributions to shareholders:
Class A	$ (12,462)	$ (4,790)
Class C	(1,214)	(2,244)
Class I	(1,569,589)	(1,775,398)
Class R6	(1,500)	(2,772)
Total distributions to shareholders	$ (1,584,765)	$ (1,785,204)
Capital share transactions:
Class A	$ 701,916	$ 81,894
Class C	1,214	2,241
Class I	3,513,026	28,833,498
Class R6	1,280	2,988
Net increase in net assets from capital share transactions	$ 4,217,436	$28,920,621
Net increase in net assets	$ 5,334,837	$27,477,410
Net Assets
At beginning of period	$ 52,118,359	$ 24,640,949
At end of period	$57,453,196	$52,118,359
12
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2024
Financial Highlights

	Class A
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.43	$ 9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.26	$ 0.52	$ 0.09
Net realized and unrealized gain (loss)	0.20	(0.25)	(0.33)
Total income (loss) from operations	$ 0.46	$ 0.27	$ (0.24)
Less Distributions
From net investment income	$ (0.27)	$ (0.51)	$ (0.09)
Total distributions	$(0.27)	$(0.51)	$ (0.09)
Net asset value — End of period	$ 9.62	$ 9.43	$ 9.67
Total Return(3)	4.86% (4)	2.73%	(2.37)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 841	$ 142	$ 65
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.56% (6)(7)	1.45% (6)	1.58% (7)
Net expenses	1.29% (6)(7)(8)	1.14% (6)(8)	0.66% (7)(8)
Net investment income	5.37% (7)	5.31%	2.26% (7)
Portfolio Turnover	220% (4)(9)	392% (9)	155% (4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.55% and 0.40% of average daily net assets for the six months ended March 31, 2024 and the year ended September 30, 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
13
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2024
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.43	$ 9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.22	$ 0.44	$ 0.06
Net realized and unrealized gain (loss)	0.21	(0.24)	(0.33)
Total income (loss) from operations	$ 0.43	$ 0.20	$ (0.27)
Less Distributions
From net investment income	$ (0.23)	$ (0.44)	$ (0.06)
Total distributions	$(0.23)	$(0.44)	$ (0.06)
Net asset value — End of period	$ 9.63	$ 9.43	$ 9.67
Total Return(3)	4.57% (4)	1.96%	(2.70)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 52	$ 50	$ 49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.31% (6)(7)	2.20% (6)	2.33% (7)
Net expenses	2.04% (6)(7)(8)	1.89% (6)(8)	1.41% (7)(8)
Net investment income	4.62% (7)	4.50%	1.42% (7)
Portfolio Turnover	220% (4)(9)	392% (9)	155% (4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.55% and 0.40% of average daily net assets for the six months ended March 31, 2024 and the year ended September 30, 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2024
Financial Highlights — continued

Class I
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.43	$ 9.67	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.27	$ 0.54	$ 0.10
Net realized and unrealized gain (loss)	0.21	(0.24)	(0.33)
Total income (loss) from operations	$ 0.48	$ 0.30	$ (0.23)
Less Distributions
From net investment income	$ (0.28)	$ (0.54)	$ (0.10)
Total distributions	$ (0.28)	$ (0.54)	$ (0.10)
Net asset value — End of period	$ 9.63	$ 9.43	$ 9.67
Total Return(3)	5.09% (4)	2.99%	(2.30)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,508	$51,876	$24,479
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.31% (6)(7)	1.20% (6)	1.34% (7)
Net expenses	1.04% (6)(7)(8)	0.89% (6)(8)	0.41% (7)(8)
Net investment income	5.62% (7)	5.55%	2.42% (7)
Portfolio Turnover	220% (4)(9)	392% (9)	155% (4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.55% and 0.40% of average daily net assets for the six months ended March 31, 2024 and the year ended September 30, 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Period Ended September 30, 2022(1)

Net asset value — Beginning of period	$ 9.43	$ 9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.27	$ 0.54	$ 0.10
Net realized and unrealized gain (loss)	0.21	(0.25)	(0.32)
Total income (loss) from operations	$ 0.48	$ 0.29	$ (0.22)
Less Distributions
From net investment income	$ (0.28)	$ (0.53)	$ (0.11)
Total distributions	$(0.28)	$(0.53)	$ (0.11)
Net asset value — End of period	$ 9.63	$ 9.43	$ 9.67
Total Return(3)	5.09% (4)	2.99%	(2.24)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 53	$ 51	$ 49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.31% (6)(7)	1.20% (6)	1.34% (7)
Net expenses	1.04% (6)(7)(8)	0.89% (6)(8)	0.41% (7)(8)
Net investment income	5.63% (7)	5.49%	2.42% (7)
Portfolio Turnover	220% (4)(9)	392% (9)	155% (4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.55% and 0.40% of average daily net assets for the six months ended March 31, 2024 and the year ended September 30, 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2024, the year ended September 30, 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
16
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mortgage Access Fund (the Fund) is a non-diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
17

Calvert
Mortgage Access Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 31,660,465	$ —	$ 31,660,465
U.S. Government Agency Mortgage-Backed Securities	—	46,864,741	—	46,864,741
Short-Term Investments	315,778	—	—	315,778
Total Investments	$315,778	$78,525,206	$ —	$78,840,984
Futures Contracts	$ 141,933	$ —	$ —	$ 141,933
Total	$457,711	$78,525,206	$ —	$78,982,917
Liability Description
TBA Sales Commitments	$ —	$ (5,022,466)	$ —	$ (5,022,466)
Futures Contracts	(93,810)	—	—	(93,810)
Total	$ (93,810)	$ (5,022,466)	$ —	$ (5,116,276)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
18

Calvert
Mortgage Access Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
J  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
K  Reverse Repurchase Agreements— Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
L  Interim Financial Statements— The interim financial statements relating to March 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.28% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2024, the investment advisory fee amounted to $77,101.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2024, the investment advisory fee paid was reduced by $867 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.49% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the six months ended March 31, 2024, CRM waived or reimbursed expenses of $77,431.
19

Calvert
Mortgage Access Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2024, CRM was paid administrative fees of $33,043.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2024 amounted to $563 and $255 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $270 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2024 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $183 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $1,039,740 and $1,739,719, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $156,190,569 and $158,751,057, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $578,015 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2023, $350,840 are short-term and $227,175 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$66,714,005
Gross unrealized appreciation	$ 935,052
Gross unrealized depreciation	(559,445)
Net unrealized appreciation	$ 375,607
20

Calvert
Mortgage Access Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2024 is included in the Schedule of Investments. During the six months ended March 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At March 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$141,933 (1)	$(93,810) (1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (831,907)	$ 149,554
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the six months ended March 31, 2024 was approximately $38,028,000 and $4,811,000, respectively.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2024.
7  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of March 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
TD Securities (USA), LLC	12/7/23	On Demand(1)	5.53%	$5,266,955	$5,360,807
TD Securities (USA), LLC	12/11/23	On Demand(1)	5.63	1,015,326	1,033,110
TD Securities (USA), LLC	2/5/24	On Demand(1)	5.53	494,748	499,003
Total Investments				$6,777,029	$6,892,920

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
21

Calvert
Mortgage Access Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

At March 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. The type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities.
For the six months ended March 31, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $5,398,000 and 5.53%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at March 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2024.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of March 31, 2024.
Counterparty	Reverse Repurchase Agreements*	Assets Available For Offset	Securities Collateral Pledged(a)	Net Amount(b)
TD Securities (USA), LLC	$(6,892,920)	$ —	$6,892,920	$ —

*	Including accrued interest
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
8  Affiliated Investments
At March 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $315,778, which represents 0.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,881,424	$10,975,978	$(12,541,624)	$ —	$ —	$315,778	$29,547	315,778
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	72,538	$ 704,120	8,973	$ 87,174
Reinvestment of distributions	1,164	11,251	471	4,588
Shares redeemed	(1,402)	(13,455)	(1,034)	(9,868)
Net increase	72,300	$ 701,916	8,410	$ 81,894
22

Calvert
Mortgage Access Fund
March 31, 2024
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class C
Reinvestment of distributions	126	$ 1,214	229	$ 2,241
Net increase	126	$ 1,214	229	$ 2,241
Class I
Shares sold	299,507	$ 2,856,352	2,790,545	$ 27,105,577
Reinvestment of distributions	163,025	1,569,589	182,231	1,775,046
Shares redeemed	(93,999)	(912,915)	(4,806)	(47,125)
Net increase	368,533	$3,513,026	2,967,970	$28,833,498
Class R6
Shares sold	14	$ 139	23	$ 217
Reinvestment of distributions	156	1,498	283	2,771
Shares redeemed	(38)	(357)	—	—
Net increase	132	$ 1,280	306	$ 2,988
At March 31, 2024, EVM, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 90% of the value of the outstanding shares of the Fund.
23

Calvert
Mortgage Access Fund
March 31, 2024
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Cari M. Dominguez
Karen Fang
Miles D. Harper, III
Von M. Hughes*(1)
Joy V. Jones
Eddie Ramos
Anthony A. Williams
* Interested Trustee and President
(1) Mr. Hughes began serving as Trustee effective December 11, 2023.
24

Calvert Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES CALVERT DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Calvert chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Calvert share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

25

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Calvert Research and Management and our investment management affiliates (“Calvert”) (see Affiliates definition below.)
What we do
How does Calvert protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Calvert collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Calvert Research and Management does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Calvert Research and Management does not jointly market.
26

Calvert Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Calvert does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Calvert enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Calvert from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
27

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Calvert Funds.
28

Investment Adviser and Administrator
Calvert Research and Management
2050 M Street NW, Suite 200
Washington, DC 20036
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
2050 M Street NW, Suite 200
Washington, DC 20036
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
41207      3.31.24

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	Principal Executive Officer’s Section 302 certification.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund
By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 22, 2024

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 22, 2024